UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

1110 N. Main Street, Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Harford, Connecticut 06103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-977-2947

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Praxis Mutual Funds

Semi-Annual Report and Privacy Policy

for the six months ended June 30, 2018 (unaudited)

Praxis Mutual Funds	Class A	Class I
Impact Bond Fund	MIIAX	MIIIX
International Index Fund	MPLAX	MPLIX
Value Index Fund	MVIAX	MVIIX
Growth Index Fund	MGNDX	MMDEX
Small Cap Index Fund	MMSCX	MMSIX

Praxis Genesis Portfolios	Class A
Conservative Portfolio	MCONX
Balanced Portfolio	MBAPX
Growth Portfolio	MGAFX

Praxis Mutual Funds®

A fund family of Everence

Table of Contents

Message from the President	1

Performance	2

Praxis Impact Bond Fund
Schedule of Investments	4
Praxis International Index Fund
Schedule of Investments	11
Praxis Value Index Fund
Schedule of Investments	21
Praxis Growth Index Fund
Schedule of Investments	25
Praxis Small Cap Index Fund
Schedule of Investments	29
Praxis Genesis Conservative Portfolio
Schedule of Investments	35
Praxis Genesis Balanced Portfolio
Schedule of Investments	36
Praxis Genesis Growth Portfolio
Schedule of Investments	37
Financial Statements
Statements of Assets and Liabilities	38
Statements of Operations	40
Statements of Changes in Net Assets	42
Financial Highlights	45
Notes to Financial Statements	53

Additional Fund Information	64

Message from the President

Dear Praxis shareholder:

U.S. stock markets continued their march higher during the first half of the year while non-U.S. markets retraced their gains from recent years. Investors sorted through a mix of policy announcements including tax reform aimed at boosting economic growth and trade policies meant to level the playing field. Interest rates generally moved higher, and the Federal Reserve continued its plan to raise the target for the Federal Funds Rate as the economy continues to grow.

During the period, in general, smaller U.S. companies performed better than large companies, the growth style of investing outperformed the value style, and U.S. equities outpaced fixed income, which delivered a negative return as interest rates rose.

With all this as backdrop, we continued to make impactful investments that support the climate and communities and to engage the companies we own, encouraging company management teams to consider the impacts of their decisions on a range of stakeholders. We persisted in our work with companies to eliminate harmful chemicals from consumer products and we pursued our long-term strategies to reverse the scourge of modern slavery that persists across the global economy. The Parkland school shooting in February prompted another round of soul-searching on gun violence in America. Praxis Mutual Funds® joined other like-minded investors in encouraging banks and credit card companies to consider their role in the growing culture of gun violence.

These impactful changes would not happen if not for the persistent work of investors like Praxis and the support of our shareholders. We aim to make a difference in the world through careful screening, committed advocacy, and thoughtful investments that benefit the environment and communities around the world.

Thank you for entrusting your investments with Praxis Mutual Funds.

Sincerely,

Chad M. Horning, CFA
President

Praxis Mutual Funds are advised by Everence Capital Management and distributed through FINRA member Foreside Financial Services, LLC.

The views expressed are those of the president of Praxis Mutual Funds as of June 30, 2018, are subject to change, and may differ from the views of portfolio managers or the firm as a whole. These views are not intended to be a forecast of future events, a guarantee of future results, or investment advice. All data referenced are from sources deemed to be reliable but cannot be guaranteed. Securities and sectors referenced should not be construed as a solicitation or recommendation or be used as the sole basis for any investment decisions.

Performance

We are pleased to provide this 2018 mid-year update for the Praxis Mutual Funds. The following tables summarize the performance of the Praxis Mutual Funds as of June 30, 2018.

			Annualized
	NAV 6/30/18	Six Months Ended 6/30/18	One Year Ended 6/30/18	Three Years Ended 6/30/18	Five Years Ended 6/30/18	Ten Years Ended 6/30/18	Since Inception 6/30/18	Inception Date	Expense Ratio ** Gross/Net
Praxis Impact Bond Fund
Class A *	$ 10.11	-5.26%	-4.58%	0.03%	1.12%	3.29%		1/4/1994
Class A (Without Load)	$ 10.11	-1.62%	-0.83%	1.32%	1.89%	3.69%		1/4/1994	0.98%	0.98%
Class I **	$ 10.06	-1.50%	-0.44%	1.69%	2.28%	4.07%		5/1/2006	0.54%	0.54%
Bloomberg Barclays U.S. Aggregate Bond Index [1]		-1.62%	-0.40%	1.72%	2.27%	3.72%
Praxis International Index Fund
Class A *	$ 11.22	-9.08%	-0.18%	2.45%	3.95%	n/a	2.13%	12/31/2010
Class A (Without Load)	$ 11.22	-4.02%	5.37%	4.30%	5.07%	n/a	2.87%	12/31/2010	1.19%	1.19%
Class I **	$ 11.32	-3.66%	6.02%	4.88%	5.66%	n/a	3.49%	12/31/2010	0.65%	0.65%
MSCI All Country World Index ex-U.S. [2]		-3.77%	7.28%	5.07%	5.99%		4.07%
Praxis Value Index Fund
Class A *	$ 13.62	-6.65%	2.98%	5.96%	8.52%	7.03%		5/1/2001
Class A (Without Load)	$ 13.62	-1.45%	8.69%	7.89%	9.70%	7.62%		5/1/2001	0.94%	0.94%
Class I **	$ 13.57	-1.24%	9.21%	8.45%	10.23%	8.22%		5/1/2006	0.45%	0.45%
S&P 500 Value Index [3]		-2.22%	7.58%	8.82%	10.45%	8.44%
Praxis Growth Index Fund
Class A *	$ 24.64	1.27%	13.37%	11.77%	13.94%	10.26%		5/1/2007
Class A (Without Load)	$ 24.64	6.90%	19.67%	13.79%	15.18%	10.85%		5/1/2007	0.85%	0.85%
Class I **	$ 24.87	7.15%	20.17%	14.26%	15.69%	11.35%		5/1/2007	0.44%	0.44%
S&P 500 Growth Index [4]		7.28%	20.62%	14.48%	15.99%	11.70%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instances, and without activity, the total returns would have been lower.

*	The total return figures shown reflect the maximum sales charge applicable to Class A Shares for each Fund. Class A Shares have a maximum sales charge on purchases of 5.25%, except for Impact Bond Fund, which is 3.75%.

**	Reflects the expense ratios as reported in the Prospectus dated April 30, 2018. For certain funds, as indicated in the difference between the gross and net expense ratio, contractual fee reductions are in effect through April 30, 2019 for Class A Shares.

[1]	Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index composed of the Bloomberg Barclays U.S. Government/Credit Index and the Bloomberg Barclays U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities, and is intended to be generally representative of the bond market as a whole.

[2]	The MSCI All Country World-Index ex-U.S. is market-capitalization-weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S. based companies. The index includes both developed and emerging markets.

[3]	The S&P 500 Value Index represents the value companies (defined by book value to price ratio, earnings to price ratio, and sales to price ratio) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

[4]	The S&P 500 Growth Index represents the growth companies (defined by sales growth, earnings change to prime, and momentum) of the S&P 500 Index, a universe of large capitalization companies in the U.S. equity market.

The above indexes are for illustrative purposes only and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of these expenses. An investor cannot invest directly in an index, although an investor can invest in its underlying securities.

Performance, continued

			Annualized
	NAV 6/30/18	Six Months Ended 6/30/18	One Year Ended 6/30/18	Three Years Ended 6/30/18	Five Years Ended 6/30/18	Ten Years Ended 6/30/18	Since Inception 6/30/18	Inception Date	Expense Ratio ** Gross/Net
Praxis Small Cap Index Fund
Class A *	$ 9.43	3.51%	12.90%	3.44%	6.53%	7.38%		5/1/2007
Class A (Without Load)	$ 9.43	9.27%	19.11%	5.31%	7.69%	7.96%		5/1/2007	1.66%	1.13%
Class I	$ 10.28	9.83%	19.95%	6.01%	8.38%	8.56%		5/1/2007	0.50%	0.50%
S&P SmallCap 600 Index [5]		9.39%	20.50%	13.84%	14.60%	12.25%
Russell 2000 Index [6]		7.66%	17.57%	10.96%	12.46%	10.60%
Praxis Genesis Conservative Portfolio
Class A *	$ 11.57	-6.11%	-2.59%	1.53%	3.13%	n/a	4.14%	12/31/2009
Class A (Without Load)	$ 11.57	-0.91%	2.78%	3.38%	4.24%	n/a	4.80%	12/31/2009	1.17%	1.14%
S&P Target Risk Conservative Index [7]		-0.96%	3.45%	4.12%	4.43%	n/a	4.87%
Conservative Composite Benchmark [8]		-0.64%	3.51%	4.32%	5.09%	n/a	5.82%
Praxis Genesis Balanced Portfolio
Class A *	$ 13.72	-4.98%	1.24%	3.58%	5.47%	n/a	6.21%	12/31/2009
Class A (Without Load)	$ 13.72	0.29%	6.86%	5.47%	6.62%	n/a	6.88%	12/31/2009	1.05%	1.05%
S&P Target Risk Growth Index [9]		-0.67%	6.59%	6.18%	7.43%	n/a	7.75%
Balanced Composite Benchmark [10]		0.53%	7.64%	6.84%	7.85%	n/a	8.35%
Praxis Genesis Growth Portfolio
Class A *	$ 15.27	-4.14%	3.91%	4.84%	6.94%	n/a	7.48%	12/31/2009
Class A (Without Load)	$ 15.27	1.19%	9.64%	6.74%	8.10%	n/a	8.16%	12/31/2009	1.12%	1.12%
S&P Target Risk Aggressive Index [11]		-0.49%	8.62%	7.49%	9.08%	n/a	9.74%
Growth Composite Benchmark [12]		1.29%	10.45%	8.49%	9.66%	n/a	9.97%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. These performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance information current to the most recent month end, please visit www.praxismutualfunds.com. Indexes are unmanaged, do not incur fees, and it is not possible to invest directly in an index.

The total returns shown reflect any expenses that were contractually or voluntarily reduced, reimbursed or paid by any party during the periods presented. In such instances, and without activity, the total returns would have been lower.

*	The total return figures shown reflect the maximum sales charge applicable to Class A Shares for each Fund. Class A Shares have a maximum sales charge on purchases of 5.25%.

**	Reflects the expense ratios as reported in the Prospectus dated April 30, 2018. For certain funds, as indicated in the difference between the gross and net expense ratio, contractual fee reductions are in effect through April 30, 2019 for Class A Shares.

[5]	S&P SmallCap 600 Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure they are liquid and financially viable.

[6]	The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

[7]	S&P Target Risk Conservative Index seeks to emphasize exposure to fixed income, in order to produce a current income stream and avoid excessive volatility of returns. Equities are included to protect long-term purchasing power. The series is comprised of four multi-asset class indices. The index is comprised exclusively of exchange traded funds.

[8]	The Conservative Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and effective January 1, 2017, consists of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Barclays Aggregate Bond Index”) (70 percent), the MSCI ACWI ex USA Index (Net) (7.5 percent), the S&P 500 Index (20 percent) and the S&P Small Cap 600 Index (2.5 percent). The composite benchmark from April 30, 2013 to December 31, 2016 consisted of the Barclays Aggregate Bond Index (70 percent), the MSCI ACWI ex USA Index (Net) (7.5 percent), the S&P 500 Index (20 percent) and the Russell 2000 Index (2.5 percent). The composite benchmark prior to April 30, 2013 consisted of the Barclays Aggregate Bond Index (70 percent), the MSCI EAFE Index (7.5 percent), the Russell 1000 Index (20 percent) and the Russell 2000 Index (2.5 percent).

[9]	S&P Target Risk Growth Index seeks to provide increased exposure to equities, while using fixed income to dampen risk. The series is comprised of four multi-asset class indexes. The index is comprised exclusively of exchange-traded funds.

[10]	The Balanced Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and effective January 1, 2017, consists of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Barclays Aggregate Bond Index”) (40 percent), the MSCI ACWI ex USA Index (Net) (15 percent), the S&P 500 Index (35 percent) and the S&P Small Cap 600 Index (10 percent). The composite benchmark from April 30, 2013 to December 31, 2016 consisted of the Barclays Aggregate Bond Index (40 percent), the MSCI ACWI ex USA Index (Net) (15 percent), the S&P 500 Index (35 percent) and the Russell 2000 Index (10 percent). The composite benchmark prior to April 30, 2013 consisted of the Barclays Aggregate Bond Index (40 percent), the MSCI EAFE Index (15 percent), the Russell 1000 Index (35 percent) and the Russell 2000 Index (10 percent).

[11]	S&P Target Risk Aggressive Index seeks to emphasize exposure to equities, maximizing opportunities for long-term capital accumulation. It may include small allocations in fixed income to enhance portfolio efficiency. The series is comprised of four multi-asset class indexes. The index is comprised exclusively of exchange traded funds.

[12]	The Growth Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and effective January 1, 2017, consists of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Barclays Aggregate Bond Index”) (20 percent), the MSCI ACWI ex USA Index (Net) (20 percent), the S&P 500 Index (45 percent) and the S&P Small Cap 600 Index (15 percent). The composite benchmark from April 30, 2013 to December 31, 2016 consisted of the Barclays Aggregate Bond Index (20 percent), the MSCI ACWI ex USA Index (Net) (20 percent), the S&P 500 Index (45 percent) and the Russell 2000 Index (15 percent). The composite benchmark prior to April 30, 2013 consisted of the Barclays Aggregate Bond Index (20 percent), the MSCI EAFE Index (20 percent), the Russell 1000 Index (45 percent) and the Russell 2000 Index (15 percent).

The above indexes are for illustrative purposes only and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Funds’ performance reflects the deduction of these expenses. An investor cannot invest directly in an index, although an investor can invest in its underlying securities.

Schedule of Investments

Praxis Impact Bond Fund
June 30, 2018 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
ASSET BACKED SECURITIES—2.1%
Ally Auto Receivables Trust	1.490%	11/15/19	$216,394	$216,159
Cal Funding II Ltd. (a)	3.620%	06/25/42	675,000	663,784
CarMax Auto Owner Trust	1.380%	11/15/19	49,507	49,466
CLI Funding LLC	2.830%	03/18/28	466,025	457,055
Cronos Containers Program I Ltd.	3.270%	11/18/29	601,852	592,897
Fairway Outdoor Funding LLC (b)	4.212%	10/15/19	419,277	420,786
Global SC Finance II SRL (b)	2.980%	04/17/28	555,833	545,585
Goldman Credit Trust	1.600%	09/15/21	2,000,000	1,968,893
Master Credit Card Trust	2.260%	01/21/20	2,000,000	1,977,522
SBA Tower Trust	2.898%	10/15/19	525,000	521,673
SBA Tower Trust	3.448%	03/15/23	1,250,000	1,241,712
SolarCity LMC Series I LLC (b)	4.800%	12/21/26	612,848	613,829
SolarCity LMC Series IV LLC (b)	4.180%	08/21/45	228,632	226,506
Spruce ABS Trust	4.320%	06/15/28	368,000	366,151
Textainer Marine Containers Ltd.	3.720%	05/20/42	671,245	667,022
Toyota Auto Receivables Owner Trust	1.270%	05/15/19	26,596	26,581
Toyota Motor Credit Corp.	1.300%	04/15/20	579,473	576,428
Verizon Owner Trust (b)	1.420%	01/20/21	200,000	198,754
TOTAL ASSET BACKED SECURITIES (COST $11,397,564)				11,330,803

COMMERCIAL MORTGAGE BACKED SECURITIES—0.5%
Commercial Mortgage Pass Through Certificates	3.391%	05/15/45	937,425	938,636
Commercial Mortgage Pass Through Certificates	2.853%	10/15/45	1,000,000	973,777
OBP Depositor LLC Trust (b)	4.646%	07/15/45	1,040,000	1,065,739
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $3,107,533)				2,978,152

MUNICIPAL BONDS—2.0%
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects	7.334%	02/15/28	1,000,000	1,235,410
Bridgeport Connecticut Housing Authority	1.850%	12/15/18	40,000	39,862
Cincinnati, Ohio Water System Rev.	6.458%	12/01/34	600,000	631,206
Columbus Multi-High School Building Corp.	6.446%	01/15/30	1,000,000	1,054,770
Findlay City School District	6.250%	12/01/37	270,000	283,211
Houston Independent School District	6.168%	02/15/34	1,000,000	1,021,910
Indianapolis Public School Multi-School Building	5.731%	07/15/29	1,500,000	1,539,150
Massachusetts St.	3.277%	06/01/46	1,500,000	1,395,315
New Jersey St. Housing and Mortgage Finance	2.600%	07/01/23	295,000	290,410
Osceola County Housing Finance Authority Rev.	3.350%	07/01/23	210,000	216,825

St. of Hawaii, Department of Business Economic Development & Tourism	1.467%	07/01/22	435,032	428,367
St. Paul Housing & Redevelopment Authority Rev.	2.993%	07/01/21	1,250,000	1,238,575
Warm Springs Reservation Confederated Tribe	8.250%	11/01/19	795,000	820,631
Wisconsin Department of Transportation	5.837%	07/01/30	800,000	824,792
TOTAL MUNICIPAL BONDS (COST $10,967,377)				11,020,434

CORPORATE BONDS—37.8%
AIRLINES—0.4%
British Airways, Series 2013-1 (b)	4.625%	06/20/24	639,682	655,546
Delta Air Lines, Inc.	4.950%	05/23/19	574,757	580,103
Delta Air Lines, Inc.	2.875%	03/13/20	435,000	432,135
Southwest Airlines Co.	2.650%	11/05/20	680,000	670,796
				2,338,580
AUTO PARTS—0.3%
BorgWarner, Inc.	4.625%	09/15/20	1,500,000	1,537,695

BANKS—4.1%
Axis Bank/Dubai (b)	2.875%	06/01/21	500,000	482,809
Bank of America Corp.	2.151%	11/09/20	1,000,000	976,965
Bank of America Corp.	3.499%	05/17/22	1,000,000	999,657
Bank of America Corp.	3.300%	01/11/23	500,000	492,665
Bank of America Corp.	4.100%	07/24/23	1,000,000	1,016,479
Bank of Montreal	2.375%	01/25/19	1,180,000	1,178,508
Capital One Financial Corp.	2.500%	05/12/20	1,000,000	985,819
Citigroup, Inc.	2.400%	02/18/20	1,250,000	1,234,064
Citigroup, Inc.	3.875%	10/25/23	1,000,000	1,000,082
Citigroup, Inc.	3.700%	01/12/26	1,750,000	1,696,188
Commonwealth Bank of Australia (b)	2.250%	03/10/20	1,500,000	1,478,550
Discover Bank/Greenwood DE	3.100%	06/04/20	1,750,000	1,741,005
JPMorgan Chase & Co.	2.250%	01/23/20	1,500,000	1,480,706
JPMorgan Chase & Co.	4.625%	05/10/21	500,000	517,197
JPMorgan Chase & Co.	3.250%	09/23/22	1,500,000	1,486,095
Mitsubishi UFJ Financial Group	2.527%	09/13/23	1,250,000	1,183,626
National Australia Bank, New York Branch	3.625%	06/20/23	1,500,000	1,496,020
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	1,250,000	1,226,840
Toronto-Dominion Bank	1.850%	09/11/20	1,575,000	1,534,487
				22,207,762
BIOTECHNOLOGY—0.7%
Amgen, Inc.	5.700%	02/01/19	1,000,000	1,016,413
Biogen, Inc.	2.900%	09/15/20	1,000,000	995,649
Celgene Corp.	2.875%	08/15/20	1,250,000	1,240,429
Gilead Sciences, Inc.	3.650%	03/01/26	500,000	493,643
				3,746,134
BUILDING MATERIALS—0.2%
Carlisle Cos., Inc.	3.500%	12/01/24	1,250,000	1,206,519

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2018 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—37.8%, continued
BUILDING PRODUCTS—0.3%
Masco Corp.	3.500%	04/01/21	$482,000	$481,368
Owens Corning	4.200%	12/01/24	1,000,000	986,574
				1,467,942
CAPITAL MARKETS—2.0%
Bank of New York Mellon Corp. (The), Perpetual Bond	4.950%	12/29/49	1,000,000	1,021,250
Goldman Sachs Group, Inc.	2.600%	04/23/20	1,000,000	990,564
Goldman Sachs Group, Inc.	6.000%	06/15/20	1,200,000	1,262,028
Goldman Sachs Group, Inc.	3.272%	09/29/25	1,500,000	1,424,284
ING Bank N.V. (b)	2.000%	11/26/18	1,515,000	1,511,011
Jefferies Group LLC	8.500%	07/15/19	900,000	949,628
Morgan Stanley	2.200%	12/07/18	910,000	908,719
Morgan Stanley	5.625%	09/23/19	1,500,000	1,545,682
State Street Corp.	7.350%	06/15/26	1,000,000	1,218,905
				10,832,071
CHEMICALS—1.0%
Avery Dennison Corp.	5.375%	04/15/20	1,250,000	1,289,787
Ecolab, Inc.	5.500%	12/08/41	150,000	176,402
Ecolab, Inc.	3.950%	12/01/47	1,220,000	1,166,425
NOVA Chemicals Corp. (b)	5.250%	08/01/23	500,000	498,750
Nutrien Ltd.	5.875%	12/01/36	840,000	957,007
Solvay Finance America LLC	3.400%	12/03/20	1,250,000	1,254,085
				5,342,456
COMMERCIAL SERVICES & SUPPLIES—0.2%
Steelcase, Inc.	6.375%	02/15/21	1,000,000	1,063,558

COMMUNICATIONS EQUIPMENT—0.1%
Juniper Networks, Inc.	3.300%	06/15/20	500,000	499,409

CONSUMER FINANCE—0.8%
American Express Credit Corp.	2.600%	09/14/20	1,000,000	987,506
Ford Motor Credit Co. LLC	3.157%	08/04/20	1,000,000	993,101
GE Capital International Funding Co.	4.418%	11/15/35	1,250,000	1,210,975
Hyundai Capital Services, Inc. (b)	2.875%	03/16/21	1,250,000	1,222,475
				4,414,057
CONSUMER SERVICES—0.7%
Ford Foundation (The), Series 2017	3.859%	06/01/47	2,145,000	2,154,178
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,498,984
				3,653,162
CONTAINERS & PACKAGING—0.2%
Newell Rubbermaid, Inc.	3.850%	04/01/23	185,000	182,228
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,126,133
				1,308,361
DIVERSIFIED FINANCIAL SERVICES—1.4%
AerCap Ireland Capital Ltd.	5.000%	10/01/21	1,000,000	1,030,410
Brookfield Finance, Inc.	4.250%	06/02/26	1,000,000	984,260
GATX Corp.	2.600%	03/30/20	897,000	886,093
Genpact Luxembourg S. a. r.l. (b)	3.700%	04/01/22	1,100,000	1,074,596
Moody's Corp.	5.500%	09/01/20	1,000,000	1,047,257
MSCI, Inc. (b)	5.750%	08/15/25	500,000	515,000
National Rural Utilities Cooperative Finance Corp.	10.375%	11/01/18	780,000	799,970
S&P Global, Inc.	3.300%	08/14/20	750,000	750,805
S&P Global, Inc.	4.000%	06/15/25	500,000	502,001
				7,590,392
DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
AT&T, Inc. (b)	4.100%	02/15/28	507,000	484,475
AT&T, Inc.	5.250%	03/01/37	500,000	491,777
AT&T, Inc.	4.750%	05/15/46	1,000,000	893,277
Frontier Communications Corp.	7.125%	03/15/19	750,000	755,625
Verizon Communications, Inc.	5.500%	03/16/47	1,250,000	1,309,826
				3,934,980
EDUCATION—1.0%
Massachusetts Institute of Technology	3.959%	07/01/38	1,500,000	1,555,267
President & Fellows of Harvard College	3.150%	07/15/46	2,500,000	2,257,599
University of Notre Dame, Series 2017	3.394%	02/15/48	2,000,000	1,883,179
				5,696,045
ELECTRIC UTILITIES—3.9%
Caledonia Generating LLC (b)	1.950%	02/28/22	410,174	403,281
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,737,859
Electricite de France S.A. (b)	3.625%	10/13/25	1,250,000	1,223,772
Florida Power & Light Co.	4.050%	10/01/44	1,300,000	1,315,650
Georgia Power Co.	3.250%	04/01/26	1,000,000	954,871
ITC Holdings Corp. (b)	5.500%	01/15/20	1,250,000	1,287,010
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,706,705
NextEra Energy Capital Holdings, Inc.	2.700%	09/15/19	1,250,000	1,243,744
Niagara Mohawk Power Corp. (b)	4.881%	08/15/19	840,000	855,760
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,456,788
Oncor Electric Delivery Co.	6.800%	09/01/18	811,000	816,096
Pacificorp	8.080%	10/14/22	500,000	582,100
Pennsylvania Electric Co.	5.200%	04/01/20	500,000	513,611
Portland General Electric Co.	6.100%	04/15/19	1,100,000	1,126,899
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,297,322
Public Service Colorado	3.700%	06/15/28	1,750,000	1,758,250
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	872,617
Southern California Edison	4.050%	03/15/42	1,165,000	1,093,423
Southern Power Co.	4.150%	12/01/25	1,000,000	1,001,554
				21,247,312

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2018 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—37.8%, continued
ELECTRICAL EQUIPMENT—0.5%
Johnson Controls, Inc.	3.750%	12/01/21	$550,000	$554,624
Legrand	8.500%	02/15/25	1,000,000	1,254,050
Thomas & Betts Corp.	5.625%	11/15/21	720,000	777,136
				2,585,810
FOOD & STAPLES RETAILING—0.4%
Ahold Finance U.S.A., LLC, Series 2000-1, CV (a)	7.820%	01/02/20	114,705	115,992
Ahold Finance U.S.A., LLC, CV	8.620%	01/02/25	940,987	1,094,367
Kroger Co. (The)	5.000%	04/15/42	1,000,000	985,863
Smith's Food & Drug Centers, Inc. Pass Through Trust, Series 1994-A3	9.200%	07/02/18	129,258	129,258
				2,325,480
FOOD PRODUCTS—1.9%
Bunge Ltd. Finance Corp.	3.500%	11/24/20	1,250,000	1,249,267
Campbell Soup Co.	3.950%	03/15/25	1,500,000	1,446,291
Cargill, Inc. (b)	4.760%	11/23/45	1,250,000	1,388,886
General Mills, Inc.	4.000%	04/17/25	1,500,000	1,477,248
J.M. Smucker Co. (The)	3.500%	03/15/25	1,250,000	1,195,516
Kraft Foods Group, Inc.	5.375%	02/10/20	1,000,000	1,034,176
Mead Johnson Nutrition Co.	3.000%	11/15/20	1,000,000	995,067
Wm. Wrigley Jr. Co. (b)	3.375%	10/21/20	1,430,000	1,433,932
				10,220,383
GAS UTILITIES—0.5%
Brooklyn Union Gas Co. (b)	4.504%	03/10/46	1,250,000	1,290,021
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	280,079
Laclede Group, Inc.	2.550%	08/15/19	1,250,000	1,237,247
				2,807,347
HEALTH CARE PROVIDERS & SERVICES—1.1%
CVS Health Corp.	4.300%	03/25/28	1,250,000	1,233,011
Express Scripts Holding Co.	3.300%	02/25/21	1,000,000	996,333
Howard Hughes Medical Institute	3.500%	09/01/23	1,500,000	1,519,254
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,436,527
Laboratory Corp. of America Holdings	2.625%	02/01/20	1,000,000	992,027
				6,177,152
HOTELS, RESTAURANTS & LEISURE—0.3%
Hyatt Hotels Corp.	3.375%	07/15/23	1,000,000	984,234
Starbucks Corp.	2.450%	06/15/26	1,000,000	895,922
				1,880,156
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.7%
Harper Lake Solar Funding Corp. (b)	7.645%	12/31/18	264,206	268,829
Midland Cogeneration Venture, L.P., CV (b)	5.250%	03/15/25	178,285	174,224
Midland Cogeneration Venture, L.P., CV (b)	6.000%	03/15/25	452,852	453,907
Solar Star Funding LLC (b)	3.950%	06/30/35	314,931	296,853
Solar Star Funding LLC (b)	5.375%	06/30/35	475,898	498,040
Tenaska Virginia Partners, L.P. (b)	6.119%	03/30/24	789,885	829,056
Topaz Solar Farms LLC (b)	4.875%	09/30/39	300,711	301,228
Topaz Solar Farms LLC (b)	5.750%	09/30/39	699,642	745,095
				3,567,232
INDUSTRIAL CONGLOMERATES—0.1%
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	02/21/21	500,000	495,108

INSURANCE—3.8%
Aflac, Inc.	4.000%	10/15/46	1,058,000	994,491
AIG Global Funding (b)	2.150%	07/02/20	750,000	735,009
American International Group, Inc.	3.750%	07/10/25	1,250,000	1,207,412
Anthem, Inc., CV	2.500%	11/21/20	1,500,000	1,474,541
Athene Global Funding (b)	2.750%	04/20/20	1,550,000	1,531,192
Fidelity National Financial, Inc.	5.500%	09/01/22	725,000	771,474
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,241,663
Jackson National Life Global Funding (b)	3.300%	06/11/21	1,250,000	1,248,536
Kemper Corp.	4.350%	02/15/25	1,250,000	1,243,193
Liberty Mutual Group, Inc. (b)	4.950%	05/01/22	1,050,000	1,090,278
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	990,216
OneBeacon US Holdings, Inc.	4.600%	11/09/22	1,000,000	1,008,839
Provident Cos., Inc.	7.000%	07/15/18	340,000	339,873
Prudential Financial, Inc. (a)	5.875%	09/15/42	500,000	528,125
RLI Corp.	4.875%	09/15/23	1,000,000	1,011,494
Sammons Financial Group	4.450%	05/12/27	800,000	782,684
StanCorp Financial Group Inc.	5.000%	08/15/22	1,250,000	1,283,945
TIAA Asset Management Finance Co. LLC (b)	2.950%	11/01/19	1,750,000	1,743,173
Unum Group	3.000%	05/15/21	700,000	689,263
W.R. Berkley Corp.	6.150%	08/15/19	710,000	731,780
W.R. Berkley Corp.	4.625%	03/15/22	250,000	258,243
				20,905,424
IT SERVICES—0.5%
Broadridge Financial Solutions, Inc.	3.950%	09/01/20	1,000,000	1,014,370
Fiserv, Inc.	2.700%	06/01/20	1,000,000	990,463
Xerox Corp.	4.070%	03/17/22	750,000	736,708
				2,741,541
LIFE SCIENCES TOOLS & SERVICES—0.2%
Agilent Technologies, Inc.	3.875%	07/15/23	1,250,000	1,245,866

MACHINERY—0.7%
Illinois Tool Works, Inc.	3.900%	09/01/42	1,000,000	980,925
Kennametal, Inc.	2.650%	11/01/19	1,000,000	999,697
Pall Corp.	5.000%	06/15/20	1,000,000	1,037,027
Valmont Industries, Inc.	6.625%	04/20/20	562,000	597,611
				3,615,260

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2018 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE BONDS—37.8%, continued
MEDIA—0.4%
Comcast Corp.	4.750%	03/01/44	$500,000	$492,272
Discovery Communications (b)	2.800%	06/15/20	200,000	987,927
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	410,825
				1,891,024
METALS & MINING—0.5%
Newcrest Finance Property Ltd. (b)	4.450%	11/15/21	1,000,000	1,012,875
Nucor Corp.	4.125%	09/15/22	665,000	682,900
Reliance Steel & Aluminum Co.	4.500%	04/15/23	1,105,000	1,129,913
				2,825,688
MULTI-LINE RETAIL—0.1%
Macy's Retail Holdings, Inc.	9.500%	04/15/21	270,000	288,227

MULTI-UTILITIES—1.0%
Avangrid, Inc.	3.150%	12/01/24	1,800,000	1,730,709
Consumers Energy Co.	6.700%	09/15/19	750,000	782,928
Puget Energy, Inc.	5.625%	07/15/22	750,000	795,455
Puget Sound Energy, Inc.	4.223%	06/15/48	1,000,000	1,015,938
Westar Energy, Inc.	2.550%	07/01/26	1,260,000	1,163,695
				5,488,725
OIL, GAS & CONSUMABLE FUELS—0.2%
ConocoPhillips Holdings Co.	6.950%	04/15/29	1,000,000	1,232,355

PAPER & FOREST PRODUCTS—0.4%
Fibria Overseas Finance Ltd.	5.500%	01/17/27	800,000	796,000
Klabin Finance S.A. (b)	4.875%	09/19/27	750,000	675,375
PH Glatfelter Co.	5.375%	10/15/20	750,000	751,875
				2,223,250
PHARMACEUTICALS—0.4%
AbbVie, Inc.	2.500%	05/14/20	1,000,000	987,950
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,181,491
				2,169,441
PIPELINES—0.5%
Columbia Pipeline Group, Inc.	3.300%	06/01/20	850,000	846,483
Florida Gas Transmission Co. LLC (b)	4.350%	07/15/25	1,000,000	1,020,973
Northern Natural Gas Co. (b)	4.100%	09/15/42	1,000,000	960,406
				2,827,862
PROFESSIONAL SERVICES—0.4%
Dun & Bradstreet Corp.	4.625%	12/01/22	1,000,000	992,199
Verisk Analytics, Inc.	5.800%	05/01/21	960,000	1,016,341
				2,008,540
PUBLISHING—0.2%
RELX Capital Inc.	3.500%	03/16/23	1,200,000	1,187,305

REAL ESTATE INVESTMENT TRUSTS (REITS)—1.0%
Alexandria Real Estate Equities, Inc.	4.000%	01/15/24	1,500,000	1,508,260
Digital Realty Trust, L.P.	3.950%	07/01/22	1,250,000	1,262,775
Regency Centers, L.P.	3.750%	06/15/24	1,000,000	978,963
Vornado Realty, L.P.	3.500%	01/15/25	567,000	542,755
Welltower, Inc.	5.250%	01/15/22	1,000,000	1,048,528
				5,341,281
ROAD & RAIL—1.0%
Burlington Northern Santa Fe LLC	7.160%	01/02/20	222,793	229,638
Burlington Northern Santa Fe LLC	5.750%	05/01/40	1,000,000	1,184,892
Kansas City Southern	2.350%	05/15/20	500,000	491,097
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	1,044,667
Norfolk Southern Corp.	4.150%	02/28/48	500,000	480,970
Ryder System, Inc.	2.650%	03/02/20	455,000	451,204
Ryder System, Inc.	2.500%	05/11/20	795,000	785,611
TTX Co. (b)	2.600%	06/15/20	1,000,000	986,231
				5,654,310
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
Intel Corp. (b)	3.734%	12/08/47	1,361,000	1,282,255
KLA-Tencor Corp.	3.375%	11/01/19	600,000	602,243
KLA-Tencor Corp.	4.125%	11/01/21	500,000	508,711
Lam Research Corp.	2.750%	03/15/20	1,000,000	994,152
Maxim Integrated Products, Inc.	3.375%	03/15/23	500,000	493,989
NXP BV/NXP Funding LLC (b)	3.875%	09/01/22	200,000	196,500
Xilinx, Inc.	2.125%	03/15/19	600,000	597,364
				4,675,214
SOFTWARE—0.4%
Microsoft Corp.	4.450%	11/03/45	2,000,000	2,149,780

SPECIALTY RETAIL—0.6%
Advanced Auto Parts, Inc.	4.500%	01/15/22	402,000	411,862
Gap, Inc. (The)	5.950%	04/12/21	1,000,000	1,047,279
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	1,043,191
O'Reilly Automotive, Inc.	3.800%	09/01/22	1,000,000	1,011,160
				3,513,492
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.6%
Apple, Inc.	2.850%	02/23/23	1,250,000	1,230,495
Apple, Inc.	3.000%	06/20/27	1,000,000	950,496
Seagate HDD Cayman	3.750%	11/15/18	635,000	636,613
Seagate HDD Cayman	4.250%	03/01/22	305,000	300,870
				3,118,474
TEXTILES, APPAREL & LUXURY GOODS—0.1%
Hanesbrands, Inc. (b)	4.625%	05/15/24	500,000	487,500

TRANSPORTATION SERVICES—0.4%
ERAC USA Finance LLC	2.700%	11/01/23	1,250,000	1,180,023
Mexico City Airport Trust (b)	4.250%	10/31/26	1,000,000	942,500
				2,122,523
WATER UTILITIES—0.1%
California Water Service, CV	5.875%	05/01/19	700,000	716,377
TOTAL CORPORATE BONDS (COST $207,539,014)				206,574,562

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2018 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—1.0%
COMMUNITY DEVELOPMENT—1.0%
Calvert Social Investment Foundation, Inc. (c)	1.000%	12/17/18	$1,200,000	$1,193,141
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/17/19	1,700,000	1,684,125
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/15/20	850,000	830,814
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	1,650,000	1,643,976
TOTAL CORPORATE NOTES (COST $5,400,000)				5,352,056

FOREIGN GOVERNMENTS—9.6%
FOREIGN AGENCY—3.5%
Banco Nacional de Costa Rica (b)	5.875%	04/25/21	750,000	760,631
Bank Nederlandse Gemeenten (b)	1.625%	11/25/19	1,500,000	1,478,323
Bank Nederlandse Gemeenten (b)	2.125%	12/14/20	1,500,000	1,474,792
Export Development Canada	1.250%	12/10/18	1,000,000	994,769
Export Development Canada	1.625%	06/01/20	1,000,000	979,671
Export-Import Bank of Korea	2.125%	02/11/21	1,250,000	1,206,489
KFW	1.875%	11/30/20	1,000,000	979,753
KFW	2.000%	11/30/21	1,000,000	972,447
KFW	2.000%	09/29/22	1,500,000	1,446,999
Kommunalbanken A.S. (b)	1.375%	10/26/20	1,000,000	969,166
Kommunalbanken A.S. (b)	2.125%	02/11/25	1,000,000	942,760
Kommunivest I Sverige AB (b)	1.500%	04/23/19	1,000,000	991,907
Kommunivest I Sverige AB	1.875%	06/01/21	1,500,000	1,459,585
Municipality Finance plc (b)	1.375%	09/21/21	1,000,000	952,674
Nacional Financiera SNC (b)	3.375%	11/05/20	1,000,000	995,000
Neder Waterschapsbank	2.125%	11/15/21	1,500,000	1,460,700
Ras Laffan Liquefied Natural Gas Co. Ltd. II (b)	5.298%	09/30/20	273,600	279,414
Svensk Exportkredit AB	1.875%	06/23/20	1,000,000	982,369
				19,327,449
SUPRANATIONAL—6.1%
African Development Bank	1.375%	12/17/18	1,000,000	995,791
Asian Development Bank	1.000%	08/16/19	1,500,000	1,474,568
Asian Development Bank	2.125%	03/19/25	1,000,000	947,373
European Bank for Reconstruction & Development	0.875%	07/22/19	2,000,000	1,965,586
European Bank for Reconstruction & Development	1.875%	07/15/21	1,500,000	1,458,073
European Investment Bank	2.500%	10/15/24	1,000,000	970,343
European Investment Bank	2.875%	06/13/25	1,000,000	990,868
European Investment Bank	2.125%	04/13/26	1,000,000	937,581
European Investment Bank	2.375%	05/24/27	1,000,000	948,469
Inter-American Development Bank	1.500%	09/25/18	2,500,000	2,494,732
Inter-American Development Bank	2.125%	11/09/20	3,000,000	2,959,650
Inter-American Development Bank	4.375%	01/24/44	3,000,000	3,586,434
International Bank for Reconstruction & Development	2.125%	03/03/25	500,000	475,000
International Development Association (b)	2.750%	04/24/23	5,000,000	4,971,885
International Finance Corp.	1.250%	11/27/18	1,000,000	996,104
International Finance Corp., Series GMTN	1.750%	03/30/20	3,000,000	2,954,615
International Finance Corp., Series GMTN	2.000%	10/24/22	2,000,000	1,930,196
Nordic Investment Bank	2.250%	09/30/21	1,000,000	982,100
North American Development Bank	2.300%	10/10/18	1,000,000	999,360
				33,038,728
TOTAL FOREIGN GOVERNMENTS (COST $52,814,515)				52,366,177

U.S. GOVERNMENT AGENCIES—44.7%
FEDERAL HOME LOAN BANK—3.5%
FHLB	3.375%	06/12/20	1,000,000	1,013,881
FHLB	5.500%	07/15/36	14,120,000	18,425,244
				19,439,125
FEDERAL HOME LOAN MORTGAGE CORPORATION—13.4%
FHLMC	5.085%	03/25/19	1,140,000	1,151,291
FHLMC	5.000%	04/01/19	7,517	7,555
FHLMC	1.375%	05/01/20	1,250,000	1,224,274
FHLMC	5.000%	12/01/21	52,705	54,447
FHLMC	2.375%	01/13/22	13,460,000	13,283,324
FHLMC	5.500%	04/01/22	30,625	31,354
FHLMC	4.000%	11/01/24	347,033	356,781
FHLMC	4.000%	10/01/25	157,268	161,721
FHLMC	6.000%	04/01/27	124,715	136,333
FHLMC	2.500%	10/01/27	821,669	803,659
FHLMC	7.000%	02/01/30	73,556	78,661
FHLMC	7.500%	07/01/30	165,124	186,543
FHLMC	7.000%	03/01/31	55,641	62,193
FHLMC	6.250%	07/15/32	17,500,000	23,421,405
FHLMC	3.000%	11/01/32	1,474,931	1,469,536
FHLMC	3.000%	11/01/32	990,772	987,148
FHLMC	5.500%	11/01/33	51,431	55,756
FHLMC (H15T1Y + 2.231) (a)	3.231%	05/01/34	86,430	90,825
FHLMC (H15T1Y + 2.231) (a)	3.231%	05/01/34	39,808	41,807
FHLMC	5.000%	07/01/35	102,789	109,358
FHLMC	4.500%	10/01/35	198,604	207,516
FHLMC	5.500%	03/01/36	56,331	61,099
FHLMC	5.500%	06/01/36	78,510	85,140
FHLMC	6.000%	06/01/36	87,994	97,817
FHLMC	5.500%	12/01/36	64,311	69,691
FHLMC	6.000%	08/01/37	38,186	41,847
FHLMC	5.000%	03/01/38	327,258	349,160
FHLMC	4.500%	06/01/39	377,727	397,087
FHLMC	5.000%	06/01/39	535,053	571,068
FHLMC	4.500%	07/01/39	392,011	411,643
FHLMC	4.500%	11/01/39	362,179	380,798
FHLMC	4.500%	09/01/40	570,337	599,843

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2018 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—44.7%, continued
FEDERAL HOME LOAN MORTGAGE CORPORATION—13.4%, continued
FHLMC	4.500%	05/01/41	$1,132,521	$1,191,035
FHLMC	4.500%	07/01/41	1,130,483	1,188,949
FHLMC	5.000%	09/01/41	490,454	523,659
FHLMC	3.500%	10/01/41	737,662	739,889
FHLMC	4.000%	10/01/41	562,666	578,479
FHLMC	3.500%	02/01/42	1,071,555	1,074,751
FHLMC	4.000%	02/01/42	321,873	330,915
FHLMC	3.500%	06/01/42	1,233,739	1,237,454
FHLMC	3.500%	06/01/42	1,273,742	1,277,590
FHLMC	3.500%	08/01/42	1,325,860	1,329,864
FHLMC	3.000%	11/01/42	2,118,091	2,069,301
FHLMC	3.000%	01/01/43	1,273,542	1,243,782
FHLMC	3.000%	05/01/43	1,844,985	1,800,775
FHLMC	3.500%	10/01/44	1,642,376	1,643,482
FHLMC	3.500%	11/01/44	1,497,960	1,498,466
FHLMC	3.500%	04/01/45	1,823,462	1,821,631
FHLMC	3.000%	05/01/46	2,529,889	2,452,771
FHLMC	3.000%	12/01/46	4,552,448	4,415,714
				73,405,187
FEDERAL NATIONAL MORTGAGE ASSOCIATION—24.9%
FNMA	5.000%	07/01/18	609	619
FNMA	5.000%	09/01/18	3,782	3,846
FNMA	7.000%	11/01/19	597	599
FNMA	7.000%	11/01/19	1,820	1,844
FNMA	3.500%	07/01/20	88,946	90,067
FNMA	1.250%	05/06/21	1,500,000	1,443,138
FNMA	1.875%	04/05/22	13,000,000	12,603,253
FNMA	5.500%	06/01/22	59,246	60,943
FNMA	2.890%	07/01/22	2,379,079	2,354,464
FNMA	2.000%	10/05/22	3,500,000	3,387,083
FNMA	2.190%	01/01/23	1,983,768	1,915,701
FNMA	2.375%	01/19/23	4,500,000	4,418,653
FNMA	2.670%	12/01/23	2,437,042	2,391,663
FNMA	2.561%	07/25/24	3,000,000	2,904,825
FNMA	2.625%	09/06/24	16,750,000	16,471,029
FNMA	2.890%	12/01/24	4,000,000	3,923,427
FNMA	3.080%	12/01/24	2,349,355	2,330,830
FNMA	2.710%	01/01/25	4,500,000	4,364,827
FNMA	5.000%	04/01/25	98,926	104,884
FNMA	5.000%	07/01/25	77,480	82,146
FNMA	3.500%	10/01/25	168,171	170,291
FNMA	5.000%	10/01/25	96,495	102,306
FNMA	5.500%	11/01/25	29	31
FNMA	4.000%	03/01/26	606,572	623,232
FNMA	2.125%	04/24/26	2,000,000	1,872,518
FNMA	8.500%	09/01/26	16,746	16,968
FNMA	1.875%	09/24/26	14,500,000	13,240,153
FNMA	2.785%	09/25/26	1,918,817	1,868,805
FNMA	2.746%	04/25/27	985,387	958,433
FNMA	2.500%	09/01/27	1,008,689	988,354
FNMA	2.500%	11/01/27	1,464,681	1,435,133
FNMA	2.942%	11/25/27	1,331,092	1,306,483
FNMA	2.500%	01/01/28	983,764	963,943
FNMA	3.325%	06/25/28	2,000,000	1,984,035
FNMA	6.625%	11/15/30	13,050,000	17,504,239
FNMA	3.000%	12/01/32	1,472,216	1,464,402
FNMA	6.000%	10/01/33	48,291	53,214
FNMA (6MO LIBOR + 145) (a)	3.075%	02/01/34	131,010	133,688
FNMA	5.500%	02/01/34	54,424	59,017
FNMA (H15T1Y + 2.205) (a)	4.086%	05/01/34	71,461	75,376
FNMA (12MO LIBOR + 1.645) (a)	4.270%	05/01/34	14,292	14,750
FNMA	6.000%	11/01/34	134,164	147,863
FNMA	5.500%	01/01/35	86,596	93,084
FNMA	5.000%	10/01/35	117,814	126,070
FNMA	5.500%	10/01/35	154,860	168,000
FNMA	6.000%	10/01/35	78,973	87,055
FNMA	5.500%	06/01/36	41,054	44,433
FNMA	6.000%	06/01/36	43,238	47,610
FNMA	5.500%	11/01/36	48,215	52,117
FNMA (12MO LIBOR + 1.631) (a)	3.750%	05/01/37	40,278	42,089
FNMA	5.625%	07/15/37	2,750,000	3,666,248
FNMA	4.500%	09/01/40	347,149	365,190
FNMA	4.500%	10/01/40	354,641	373,100
FNMA	4.000%	12/01/40	906,534	931,058
FNMA	4.000%	01/01/41	594,771	610,852
FNMA	3.500%	02/01/41	896,163	899,348
FNMA	4.000%	10/01/41	532,411	546,784
FNMA	4.000%	11/01/41	510,803	524,638
FNMA	4.000%	12/01/41	677,208	695,551
FNMA	4.000%	12/01/41	1,285,486	1,320,248
FNMA	4.000%	01/01/42	1,569,938	1,614,531
FNMA	3.500%	05/01/42	1,089,108	1,092,980
FNMA	3.000%	06/01/42	1,749,387	1,711,245
FNMA	3.000%	08/01/42	1,572,647	1,538,470
FNMA	3.000%	08/01/42	1,522,113	1,488,846
FNMA	3.500%	12/01/42	1,723,341	1,729,462
FNMA	3.000%	06/01/43	1,535,609	1,500,171
FNMA	4.000%	12/01/44	2,133,765	2,196,093
FNMA	3.500%	05/01/45	2,181,462	2,183,477
FNMA	3.000%	04/01/46	2,503,774	2,429,127
FNMA	3.500%	11/01/46	3,908,893	3,902,211
				135,817,163
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—0.1%
GNMA	7.000%	12/20/30	21,365	24,285
GNMA	7.000%	10/20/31	15,429	17,849
GNMA	7.000%	03/20/32	57,340	67,075
GNMA	3.375%	01/20/34	51,005	52,885
GNMA	5.500%	10/20/38	25,888	26,870
GNMA	6.500%	11/20/38	12,440	14,009
GNMA	2.250%	04/16/42	370,637	367,837
				570,810
OVERSEAS PRIVATE INVESTMENT CORPORATION—0.5%
OPIC	3.280%	09/15/29	1,070,178	1,057,916
OPIC	3.540%	06/15/30	705,889	719,238
OPIC	3.820%	06/01/33	904,260	930,921
				2,708,075

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Impact Bond Fund
June 30, 2018 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
U.S. GOVERNMENT AGENCIES—44.7%, continued
SMALL BUSINESS ADMINISTRATION—0.1%
SBA (Prime - 265) (a)	2.100%	02/25/32	$302,486	$300,031

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT—2.0%
Ukraine Government AID Bond	1.847%	05/29/20	1,000,000	985,514
Hashemite Kingdom of Jordan AID Bond	2.503%	10/30/20	5,000,000	4,978,168
Ukraine Government AID Bond	1.471%	09/29/21	2,000,000	1,919,966
Iraq AID Bond	2.149%	01/18/22	1,500,000	1,469,982
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,436,890
				10,790,520
UNITED STATES DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT—0.2%
United States Department of Housing and Urban Development	2.350%	08/01/21	1,000,000	986,823
TOTAL U.S. GOVERNMENT AGENCIES (COST $248,092,954)				244,017,734

	SHARES	FAIR VALUE
INVESTMENT COMPANIES—0.6%
Pax High Yield Bond Fund - Institutional Class (Cost $4,199,236)	530,984	$3,472,634

TOTAL INVESTMENTS (COST $543,518,193)—98.3%		$537,112,552
Other Assets in Excess of Liabilities—1.7%		9,014,903
NET ASSETS—100.0%		$546,127,455

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of June 30, 2018. For securities based on a published rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At June 30, 2018, these securities were valued at $51,430,416 or 9.4% of net assets.
(c)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 1.00%, 12/17/18	12/15/17	$1,200,000	$1,193,141	0.2%
Calvert Social Investment Foundation, Inc. 1.50%, 06/17/19	06/10/16	1,700,000	1,684,125	0.3%
Calvert Social Investment Foundation, Inc. 1.50%, 06/15/20	06/15/17	850,000	830,814	0.2%
Calvert Social Investment Foundation, Inc. 3.00%, 06/15/23	06/18/18	1,650,000	1,643,976	0.3%
		$5,400,000	$5,352,056	1.0%

plc —	Public Liability Company
CV —	Convertible Security
H15T1Y —	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity
LIBOR —	London Interbank Offered Rate
Prime —	U.S. Prime Rate

See accompanying notes to financial statements.

Schedule of Investments

Praxis International Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%
AUSTRALIA—4.3%
BANKS—1.7%
Australia & New Zealand Banking Group Ltd.	6,107	$127,645
Australia & New Zealand Banking Group Ltd. - ADR	36,061	757,101
Commonwealth Bank of Australia	21,512	1,160,225
Commonwealth Bank of Australia - ADR	1,887	102,143
National Australia Bank Ltd.	12,131	246,104
National Australia Bank Ltd. - ADR	63,688	644,841
Westpac Banking Corp.	4,794	103,963
Westpac Banking Corp. - ADR	68,899	1,493,730
		4,635,752
BIOTECHNOLOGY—0.5%
CSL Ltd.	3,640	518,938
CSL Ltd. - ADR	10,704	765,978
		1,284,916
CAPITAL MARKETS—0.3%
Macquarie Group Ltd.	7,209	659,753
Macquarie Group Ltd. - ADR	2,747	252,944
		912,697
CONTAINERS & PACKAGING—0.1%
Amcor Ltd.	24,949	266,091
Amcor Ltd. - ADR	3,500	149,030
		415,121
FOOD & STAPLES RETAILING—0.5%
Wesfarmers Ltd.	22,877	835,770
Woolworths Group Ltd.	27,413	619,232
		1,455,002
INSURANCE—0.2%
Suncorp Group Ltd.	46,152	498,377

METALS & MINING—0.3%
Alumina Ltd. - ADR	41,858	351,398
Newcrest Mining Ltd.	7,969	128,580
Newcrest Mining Ltd. - ADR	9,928	160,883
Sims Metal Management Ltd. - ADR	18,712	225,105
		865,966
OIL, GAS & CONSUMABLE FUELS—0.6%
Caltex Australia Ltd.	17,687	425,975
Origin Energy Ltd. (a)	85,076	631,569
Woodside Petroleum Ltd.	18,241	478,740
Woodside Petroleum Ltd. - ADR	5,235	138,256
		1,674,540
REAL ESTATE INVESTMENT TRUSTS (REITS)—0.0% (b)
OneMarket Ltd (a)	6,189	5,863
Shopping Centres Australasia Property Group REIT	1	2
		5,865
TRANSPORTATION INFRASTRUCTURE—0.1%
Sydney Airport	49,337	261,456
TOTAL AUSTRALIA		12,009,692

AUSTRIA—0.3%
BANKS—0.2%
Erste Group Bank AG	5,112	213,398
Erste Group Bank AG - ADR	12,078	251,464
		464,862
OIL, GAS & CONSUMABLE FUELS—0.1%
OMV AG	7,717	437,663
TOTAL AUSTRIA		902,525

BELGIUM—0.3%
CHEMICALS—0.1%
Umicore S.A.	6,580	377,636

FOOD & STAPLES RETAILING—0.2%
Colruyt S.A.	8,334	475,575
TOTAL BELGIUM		853,211

BERMUDA—0.7%
BANKS—0.3%
Credicorp Ltd.	3,419	769,685

ELECTRIC UTILITIES—0.1%
CK Infrastructure Holdings Ltd.	41,518	307,721

HOUSEHOLD DURABLES—0.1%
Haier Electronics Group Co.	115,000	393,562

INDUSTRIAL CONGLOMERATES—0.2%
Jardine Matheson Holdings Ltd.	4,751	299,788
Jardine Matheson Holdings Ltd. - ADR	3,618	228,766
		528,554
TOTAL BERMUDA		1,999,522

BRAZIL—1.2%
BANKS—0.3%
Banco Bradesco S.A. - ADR	84,966	582,867
Banco Santander Brasil S.A. - ADR	29,881	224,107
		806,974
CHEMICALS—0.2%
Braskem S.A. - ADR	20,692	537,992

OIL, GAS & CONSUMABLE FUELS—0.4%
Petroleo Brasileiro S.A. - ADR	87,103	873,643
Ultrapar Participacoes S.A. - ADR	39,484	467,490
		1,341,133
PAPER & FOREST PRODUCTS—0.2%
Fibria Celulose S.A. - ADR	27,437	510,054

WATER UTILITIES—0.1%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	36,049	216,655
TOTAL BRAZIL		3,412,808

CANADA—6.6%
AUTO COMPONENTS—0.3%
Magna International, Inc. - Class A	13,069	759,701

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
CANADA—6.6%, continued
BANKS—1.7%
Bank of Montreal	7,625	$589,107
Bank of Nova Scotia	12,180	696,940
Canadian Imperial Bank of Commerce	6,759	587,492
Royal Bank of Canada	17,137	1,290,416
Toronto-Dominion Bank	27,280	1,578,421
		4,742,376
CHEMICALS—0.4%
Methanex Corp.	7,519	531,593
Nutrien Ltd.	13,301	723,308
		1,254,901
INSURANCE—0.4%
Manulife Financial Corp.	30,520	548,444
Sun Life Financial, Inc.	11,714	470,200
		1,018,644
IT SERVICES—0.2%
CGI Group, Inc. - Class A (a)	9,434	597,361

MEDIA—0.3%
Shaw Communications, Inc. - Class B	21,893	445,523
Thomson Reuters Corp.	7,011	282,683
		728,206
METALS & MINING—0.4%
Agnico Eagle Mines Ltd.	13,077	599,319
Teck Resources Ltd. - Class B	24,575	625,434
		1,224,753
OIL, GAS & CONSUMABLE FUELS—1.4%
Cenovus Energy, Inc.	40,025	415,459
Enbridge, Inc.	25,988	927,512
Encana Corp.	36,072	470,740
Suncor Energy, Inc.	49,731	2,023,057
		3,836,768
ROAD & RAIL—0.8%
Canadian National Railway Co.	16,941	1,384,927
Canadian Pacific Railway Ltd.	4,907	898,079
		2,283,006
SOFTWARE—0.2%
Open Text Corp.	14,935	525,563

TEXTILES, APPAREL & LUXURY GOODS—0.3%
Gildan Activewear, Inc.	25,642	722,079

WIRELESS TELECOMMUNICATION SERVICES—0.2%
Rogers Communications, Inc. - Class B	12,894	611,949
TOTAL CANADA		18,305,307

CAYMAN ISLANDS—6.1%
DIVERSIFIED CONSUMER SERVICES—0.5%
New Oriental Education & Technology Group, Inc. - ADR	7,334	694,236
TAL Education Group - ADR (a)	17,340	638,112
		1,332,348
GAS UTILITIES—0.2%
ENN Energy Holdings Ltd.	50,000	491,674
INDUSTRIAL CONGLOMERATES—0.3%
CK Hutchison Holdings Ltd.	53,500	567,347
CK Hutchison Holdings Ltd. - ADR	28,954	305,754
		873,101
INTERNET & DIRECT MARKETING RETAIL—0.7%
Ctrip.com International Ltd. - ADR (a)	17,212	819,807
JD.com, Inc. - ADR (a)	25,659	999,418
Vipshop Holdings Ltd. - ADR (a)	23,262	252,393
		2,071,618
INTERNET SOFTWARE & SERVICES—4.1%
Alibaba Group Holdings Ltd. - ADR (a)	18,621	3,454,754
Baidu, Inc. - ADR (a)	5,149	1,251,207
NetEase, Inc. - ADR	2,394	604,892
SINA Corp. (a)	4,823	408,460
Tencent Holdings Ltd. - ADR	103,302	5,190,925
Weibo Corp. - ADR (a)	5,767	511,879
		11,422,117
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
Wharf Real Estate Investment Co. Ltd.	111,565	794,187
TOTAL CAYMAN ISLANDS		16,985,045

CHILE—0.6%
AIRLINES—0.1%
Latam Airlines Group S.A. - ADR	30,040	297,096

BANKS—0.3%
Banco Santander Chile - ADR	24,592	772,927

BEVERAGES—0.1%
Embotelladora Andina S.A. - Class B - ADR	6,720	154,694

CHEMICALS—0.1%
Sociedad Quimica y Minera de Chile S.A. - ADR	7,828	376,136
TOTAL CHILE		1,600,853

CHINA—2.3%
AIRLINES—0.1%
China Southern Airlines Co. Ltd. - ADR	5,546	219,233

BANKS—0.8%
China Construction Bank Corp. - ADR (a)	69,587	1,274,486
China Merchants Bank Co. Ltd. - H Shares (a)	131,000	483,383
Industrial & Commercial Bank of China Ltd. - H Shares (a)	710,000	531,212
		2,289,081
CHEMICALS—0.2%
Sinopec Shanghai Petrochemical Co. Ltd. - ADR	9,873	592,183

DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
China Telecom Corp. Ltd. - ADR	6,115	283,919

INSURANCE—1.0%
China Life Insurance Co. Ltd. - ADR	82,593	1,055,539
Ping An Insurance Group Co. of China Ltd. - ADR	37,164	682,703

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
CHINA—2.3%, continued
INSURANCE—1.0%, continued
Ping An Insurance Group Co. of China Ltd. - Class H	109,993	$1,012,218
		2,750,460
ROAD & RAIL—0.1%
Guangshen Railway Co. - ADR	8,797	247,372
TOTAL CHINA		6,382,248

COLOMBIA—0.5%
BANKS—0.2%
BanColombia S.A. - ADR	12,168	581,387

OIL, GAS & CONSUMABLE FUELS—0.3%
Ecopetrol S.A. - ADR	44,798	920,599
TOTAL COLOMBIA		1,501,986

DENMARK—1.0%
BANKS—0.2%
Danske Bank A/S	11,624	363,901
Danske Bank A/S - ADR	6,614	103,311
		467,212
ELECTRICAL EQUIPMENT—0.1%
Vestas Wind Systems A/S	5,374	332,687

PHARMACEUTICALS—0.6%
Novo Nordisk A/S - ADR	36,060	1,663,087

TEXTILES, APPAREL & LUXURY GOODS—0.1%
Pandora A/S	3,102	216,732
TOTAL DENMARK		2,679,718

FINLAND—0.6%
COMMUNICATIONS EQUIPMENT—0.2%
Nokia OYJ - ADR	86,149	495,357

MACHINERY—0.2%
Kone OYJ - Class B	11,250	573,534

PAPER & FOREST PRODUCTS—0.2%
Stora Enso OYJ - ADR	32,308	629,360
TOTAL FINLAND		1,698,251

FRANCE—6.5%
AUTO COMPONENTS—0.4%
Cie Generale des Etablissements Michelin	1,074	130,801
Cie Generale des Etablissements Michelin - ADR	25,215	610,581
Valeo S.A.	2,793	152,695
Valeo S.A. - ADR	13,056	355,972
		1,250,049
AUTOMOBILES—0.2%
Renault S.A.	5,892	501,068

BANKS—0.6%
BNP Paribas S.A. - ADR	29,644	911,849
Credit Agricole S.A.	11,014	147,063
Credit Agricole S.A. - ADR	14,211	93,224
Societe Generale S.A.	4,111	173,364

BANKS—0.6%, continued
Societe Generale S.A. - ADR	36,300	303,286
		1,628,786
BUILDING PRODUCTS—0.2%
Cie de Saint-Gobain	13,938	622,848

CHEMICALS—0.4%
Air Liquide S.A.	8,057	1,013,240
Air Liquide S.A. - ADR	3,275	81,957
		1,095,197
CONSTRUCTION & ENGINEERING—0.5%
Bouygues S.A.	8,092	348,757
Vinci S.A.	1,494	143,678
Vinci S.A. - ADR	34,082	815,923
		1,308,358
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
Orange S.A. - ADR	35,228	587,251
Vivendi S.A.	12,138	297,639
Vivendi S.A. - ADR	11,623	283,717
		1,168,607
ELECTRICAL EQUIPMENT—0.5%
Legrand S.A.	17,254	1,267,254

FOOD PRODUCTS—0.8%
Danone S.A. - ADR	149,555	2,180,512

HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
Essilor International S.A.	4,503	635,699
Essilor International S.A. - ADR	2,486	175,387
		811,086
INSURANCE—0.3%
AXA S.A.	4,355	106,866
AXA S.A. - ADR	34,977	851,865
		958,731
MEDIA—0.2%
Publicis Groupe S.A. - ADR	26,260	450,622

MORTGAGE REAL ESTATE INVESTMENT TRUSTS—0.2%
Unibail-Rodamco SE and WFD Unibail-Rodamco N.V.	2,282	502,493

MULTI-UTILITIES—0.5%
Engie S.A. (a)	21,648	331,899
Engie S.A. - ADR	24,647	377,469
Veolia Environnement S.A.	14,792	316,601
Veolia Environnement S.A. - ADR	11,774	250,315
		1,276,284
PERSONAL PRODUCTS—0.7%
L'Oreal S.A.	1,380	340,810
L'Oreal S.A. - ADR	35,075	1,725,339
		2,066,149
SOFTWARE—0.3%
Dassault Systemes - ADR	6,224	873,569
TOTAL FRANCE		17,961,613

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
GERMANY—5.8%
AIR FREIGHT & LOGISTICS—0.3%
Deutsche Post AG	10,161	$331,858
Deutsche Post AG - ADR	14,832	481,818
		813,676
AIRLINES—0.1%
Deutsche Lufthansa AG - ADR	10,201	244,620

AUTOMOBILES—0.7%
Bayerische Moteren Werke AG - ADR	27,692	835,606
Daimler AG	15,015	966,577
Daimler AG - ADR	2,549	163,646
		1,965,829
BANKS—0.1%
Deutsche Bank AG	32,333	343,376

CHEMICALS—0.8%
BASF SE	4,371	418,062
BASF SE - ADR	72,776	1,739,347
		2,157,409
DIVERSIFIED FINANCIAL SERVICES—0.3%
Deutsche Boerse AG	3,878	516,901
Deutsche Boerse AG - ADR	15,060	199,695
		716,596
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Deutsche Telekom AG - ADR	38,043	587,194

HEALTH CARE PROVIDERS & SERVICES—0.5%
Fresenius Medical Care AG & Co. KGaA - ADR	19,354	974,474
Fresenius SE & Co. KGaA	5,130	412,125
		1,386,599
INSURANCE—0.9%
Allianze SE - ADR	76,050	1,557,504
Muenchener Rueckversicherungs-Gesellschaft AG	1,682	355,589
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	395,179
		2,308,272
MULTI-UTILITIES—0.1%
RWE AG	16,534	376,957

PHARMACEUTICALS—0.5%
Bayer AG - ADR	51,088	1,409,007

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Infineon Technologies AG	1,583	40,351
Infineon Technologies AG - ADR	12,109	309,627
		349,978
SOFTWARE—0.7%
SAP SE - ADR	16,215	1,875,427

TEXTILES, APPAREL & LUXURY GOODS—0.4%
adidas AG	1,323	288,807
adidas AG - ADR	7,842	854,778
		1,143,585
TRADING COMPANIES & DISTRIBUTORS—0.1%
Brenntag AG	5,521	307,639
TOTAL GERMANY		15,986,164

HONG KONG—1.9%
BANKS—0.1%
BOC Hong Kong Holdings Ltd.	44,159	207,972
BOC Hong Kong Holdings Ltd. - ADR	1,754	166,218
		374,190
DIVERSIFIED FINANCIAL SERVICES—0.1%
Hong Kong Exchanges & Clearing Ltd.	14,978	450,544

INSURANCE—0.7%
AIA Group Ltd.	98,280	859,332
AIA Group Ltd. - ADR	31,802	1,113,865
		1,973,197
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.9%
Henderson Land Development Co. Ltd.	98,424	520,618
Sun Hung Kai Properties Ltd.	22,037	332,565
Sun Hung Kai Properties Ltd. - ADR	11,174	170,124
Swire Pacific Ltd. - Class A	23,879	252,923
Swire Pacific Ltd. - Class A - ADR	18,937	201,774
Swire Properties Ltd.	121,150	447,809
Wharf Holdings Ltd.	150,000	481,796
		2,407,609
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.1%
Lenovo Group Ltd. - ADR	18,577	200,910
TOTAL HONG KONG		5,406,450

HUNGARY—0.0% (b)
OIL, GAS & CONSUMABLE FUELS—0.0%(b)
MOL Hungarian Oil & Gas plc - ADR	6,368	29,293

INDIA—2.2%
BANKS—0.9%
HDFC Bank Ltd. - ADR	16,597	1,743,017
ICICI Bank Ltd. - ADR (a)	102,004	819,092
		2,562,109
IT SERVICES—1.0%
Infosys Ltd. - ADR	93,911	1,824,691
Wipro Ltd. - ADR	176,556	845,703
		2,670,394
PHARMACEUTICALS—0.3%
Dr. Reddy's Laboratories Ltd. - ADR	31,659	1,019,420
TOTAL INDIA		6,251,923

INDONESIA—0.5%
BANKS—0.2%
PT Bank Mandiri - ADR	49,403	470,070

DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Telekomunikasi Indonesia Persero Tbk PT - ADR	36,434	947,648
TOTAL INDONESIA		1,417,718

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
IRELAND—0.4%
CONSTRUCTION MATERIALS—0.4%
CRH plc - ADR	33,381	$1,180,019

ISRAEL—0.3%
PHARMACEUTICALS—0.1%
Teva Pharmaceutical Industries Ltd. - ADR	16,738	407,068

SOFTWARE—0.2%
Check Point Software Technologies Ltd. (a)	4,973	485,763
TOTAL ISRAEL		892,831

ITALY—1.0%
BANKS—0.3%
Intesa Sanpaolo SpA	128,010	371,668
Intesa Sanpaolo SpA - ADR	12,596	218,667
Unicredit SpA	20,086	335,298
		925,633
ELECTRIC UTILITIES—0.2%
Enel SpA	86,564	480,832

INSURANCE—0.1%
Assicurazioni Generali SpA	16,056	269,412

TEXTILES, APPAREL & LUXURY GOODS—0.2%
Luxottica Group SpA - ADR	9,316	598,367

TRANSPORTATION INFRASTRUCTURE—0.2%
Atlantia SpA	13,863	409,868
TOTAL ITALY		2,684,112

JAPAN—16.6%
AUTO COMPONENTS—0.4%
Bridgestone Corp.	4,656	182,228
Bridgestone Corp. - ADR	20,546	400,955
Denso Corp.	7,000	342,191
Denso Corp. - ADR	6,048	146,725
		1,072,099
AUTOMOBILES—1.9%
Honda Motor Co. Ltd. - ADR	43,492	1,273,011
Nissan Motor Co. Ltd. - ADR	36,396	707,174
Toyota Motor Corp. - ADR	24,700	3,181,607
		5,161,792
BANKS—1.1%
Mitsubishi UFJ Financial Group, Inc. - ADR	232,770	1,315,151
Mizuho Financial Group, Inc. - ADR	132,028	447,575
Sumitomo Mitsui Financial Group, Inc. - ADR	173,615	1,348,989
Sumitomo Mitsui Trust Holdings, Inc.	298	11,825
		3,123,540
BUILDING PRODUCTS—0.1%
Asahi Glass Co. Ltd.	600	23,386
Asahi Glass Co. Ltd. - ADR	21,219	164,580
		187,966
CAPITAL MARKETS—0.3%
Daiwa Securities Group, Inc.	16,000	92,971
Daiwa Securities Group, Inc. - ADR	49,678	290,865

CAPITAL MARKETS—0.3%, continued
Nomura Holdings, Inc. - ADR	94,167	451,060
		834,896
CHEMICALS—0.7%
JSR Corporation	16,000	272,568
Kansai Paint Co. (a)	16,000	332,689
Nitto Denko Corp.	500	37,860
Nitto Denko Corp. - ADR	11,626	438,242
Shin-Etsu Chemical Co. Ltd.	7,400	659,924
Sumitomo Chemical Co. Ltd.	38,000	215,554
		1,956,837
COMMERCIAL SERVICES & SUPPLIES—0.2%
Dai Nippon Printing Co. Ltd.	25,000	559,796
Dai Nippon Printing Co. Ltd. - ADR	37	416
		560,212
CONSTRUCTION & ENGINEERING—0.2%
Obayashi Corp.	55,000	572,803

DIVERSIFIED FINANCIAL SERVICES—0.4%
ORIX Corp.	20,100	318,085
ORIX Corp. - ADR	9,867	779,592
		1,097,677
DIVERSIFIED TELECOMMUNICATION SERVICES—0.3%
Nippon Telegraph & Telephone Corp. - ADR	19,016	862,185

ELECTRICAL EQUIPMENT—0.4%
Nidec Corp. - ADR	30,872	1,158,780

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.2%
Hamamatsu Photonics K.K. (a)	9,100	391,257
Hirose Electric Co. Ltd. (a)	3,400	421,660
Hitachi Ltd.	26,000	183,557
Hitachi Ltd. - ADR	5,344	376,806
Keyence Corp.	1,600	904,128
Kyocera Corp.	2,800	157,995
Kyocera Corp. - ADR	4,458	249,648
Murata Manufacturing Co. Ltd.	3,500	588,655
Murata Manufacturing Co. Ltd. - ADR	1,592	66,784
Tokyo Electron Ltd.	400	68,720
		3,409,210
FOOD PRODUCTS—0.2%
Meiji Holdings Co. Ltd.	5,300	447,132

HEALTH CARE EQUIPMENT & SUPPLIES—0.5%
Hoya Corp.	9,500	540,516
Hoya Corp. - ADR	1,734	98,335
Terumo Corp.	11,800	676,813
		1,315,664
HOUSEHOLD DURABLES—0.8%
Sekisui House Ltd.	8,000	141,631
Sekisui House Ltd. - ADR	30,149	531,376
Sony Corp. - ADR	32,810	1,681,841
		2,354,848

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
JAPAN—16.6%, continued
INSURANCE—0.4%
MS&AD Insurance Group Holdings, Inc. - ADR	34,266	$525,126
Tokio Marine Holdings, Inc.	4,600	215,769
Tokio Marine Holdings, Inc. - ADR	7,354	346,962
		1,087,857
LEISURE PRODUCTS—0.1%
Shimano, Inc.	2,100	308,427

MACHINERY—0.8%
FANUC Corp.	1,100	218,639
FANUC Corp. - ADR	43,920	870,934
Kubota Corp. - ADR	7,847	615,989
Makita Corp.	1,200	53,816
Makita Corp. - ADR	9,872	441,772
		2,201,150
MARINE—0.0% (b)
Nippon Yusen KK	600	11,918

METALS & MINING—0.2%
Sumitomo Metal Mining Co. Ltd.	11,500	440,222

OIL, GAS & CONSUMABLE FUELS—0.6%
Idemitsu Kosan Co. Ltd.	10,100	360,356
Inpex Corp.	26,239	272,439
JX Holdings, Inc.	94,300	656,037
Showa Shell Sekiyu KK	17,800	265,770
		1,554,602
PERSONAL PRODUCTS—0.7%
Kao Corp.	1,000	76,326
Kao Corp. - ADR	58,255	890,777
Shiseido Co. Ltd.	2,100	166,885
Shiseido Co. Ltd. - ADR	9,833	782,019
		1,916,007
PHARMACEUTICALS—0.7%
Astellas Pharma, Inc.	17,800	271,558
Astellas Pharma, Inc. - ADR	24,473	371,011
Daiichi Sankyo Co. Ltd.	7,700	294,688
Daiichi Sankyo Co. Ltd. - ADR	1,901	72,399
Otsuka Holdings Company Ltd.	6,200	300,396
Takeda Pharmaceutical Co. Ltd.	2,700	114,087
Takeda Pharmaceutical Co. Ltd. - ADR	18,144	379,210
		1,803,349
PROFESSIONAL SERVICES—0.2%
Recruit Holdings Co. Ltd.	17,500	484,645

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
Daiwa House Industry Co. Ltd. (a)	1,000	34,107
Daiwa House Industry Co. Ltd. - ADR	15,470	527,527
Mitsubishi Estate Co. Ltd.	11,000	192,458
Mitsubishi Estate Co. Ltd. - ADR	16,350	283,918
Mitsui Fudosan Co. Ltd.	21,000	507,217
Sumitomo Realty & Development Co. Ltd.	13,000	480,146
		2,025,373
RETAIL—0.3%
Japan Retail Fund Investment Corp.	462	832,944

ROAD & RAIL—0.5%
Central Japan Railway Co.	1,592	330,163
East Japan Railway Co.	3,590	344,213
East Japan Railway Co. - ADR	29,226	464,109
Keikyu Corp.	18,500	303,459
		1,441,944
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.1%
Tokyo Electron Ltd.	7,964	342,133

SOFTWARE—0.2%
Nintendo Co. Ltd.	300	98,094
Nintendo Co. Ltd. - ADR	13,760	561,270
		659,364
SPECIALTY RETAIL—0.1%
Fast Retailing Co. Ltd.	700	321,895

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.8%
Canon, Inc. - ADR	55,621	1,818,251
FUJIFILM Holdings Corp. - ADR	11,626	452,949
		2,271,200
TEXTILES, APPAREL & LUXURY GOODS—0.1%
Wacoal Holdings Corp. - ADR	2,621	382,153

TRADING COMPANIES & DISTRIBUTORS—0.6%
Itochu Corp. (a)	25,000	453,324
Mitsubishi Corp.	24,100	670,037
Mitsui & Co. Ltd. - ADR	1,637	544,990
		1,668,351
WIRELESS TELECOMMUNICATION SERVICES—0.8%
KDDI Corp. - ADR	51,612	702,956
NTT DoCoMo, Inc. - ADR	25,031	635,788
Softbank Group Corp.	7,200	518,522
Softbank Group Corp. - ADR	10,546	375,965
		2,233,231
TOTAL JAPAN		46,102,406

JERSEY—1.3%
BIOTECHNOLOGY—0.3%
Shire plc - ADR	5,336	900,717

MEDIA—0.2%
WPP plc - ADR	7,743	608,445

METALS & MINING—0.2%
Randgold Resources Ltd. - ADR	4,722	364,019

PROFESSIONAL SERVICES—0.4%
Experian plc	3,191	78,946
Experian plc - ADR	37,268	918,843
		997,789
TRADING COMPANIES & DISTRIBUTORS—0.2%
Ferguson plc	508	41,234
Ferguson plc - ADR	68,689	559,816
		601,050
TOTAL JERSEY		3,472,020

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
LUXEMBOURG—0.5%
ENERGY EQUIPMENT & SERVICES—0.2%
Tenaris S.A. - ADR	19,646	$714,918

MEDIA—0.3%
RTL Group S.A.	11,328	768,516
TOTAL LUXEMBOURG		1,483,434

MEXICO—1.0%
BEVERAGES—0.3%
Coca-Cola Femsa S.A.B. de C.V. - ADR	12,392	699,281

CONSTRUCTION MATERIALS—0.2%
Cemex S.A.B. de C.V. - ADR (a)	83,354	546,802

FOOD & STAPLES RETAILING—0.3%
Wal-Mart de Mexico S.A.B. de C.V. - ADR	29,614	781,810

TRANSPORTATION INFRASTRUCTURE—0.2%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	7,483	695,246
TOTAL MEXICO		2,723,139

NETHERLANDS—4.1%
AUTOMOBILES—0.4%
Ferrari N.V.	5,031	679,235
Fiat Chrysler Automobiles N.V.	26,965	509,369
		1,188,604
BANKS—0.4%
ING Groep N.V. - ADR	71,517	1,024,123

CHEMICALS—0.2%
Akzo Nobel N.V. - ADR	19,227	545,662

FOOD & STAPLES RETAILING—0.4%
Koninklijke Ahold Delhaize N.V.	5,491	131,472
Koninklijke Ahold Delhaize N.V. - ADR	39,149	934,487
		1,065,959
HEALTH CARE EQUIPMENT & SUPPLIES—0.3%
Koninklijke Philips N.V.	24,173	1,021,793

LIFE SCIENCES TOOLS & SERVICES—0.2%
QIAGEN N.V. (a)	16,162	584,418

MEDIA—0.2%
Wolters Kluwer N.V.	954	53,760
Wolters Kluwer N.V. - ADR	7,337	412,046
		465,806
PERSONAL PRODUCTS—0.7%
Unilever N.V. - ADR	36,596	2,039,129

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.0%
ASML Holding N.V. - ADR	6,611	1,308,780
NXP Semiconductors N.V. (a)	5,879	642,398
STMicroelectronics N.V.	34,797	769,710
		2,720,888
TRADING COMPANIES & DISTRIBUTORS—0.3%
AerCap Holdings N.V. (a)	14,741	798,225
TOTAL NETHERLANDS		11,454,607

NORWAY—1.4%
METALS & MINING—0.1%
Norsk Hydro ASA	48,015	287,625

OIL, GAS & CONSUMABLE FUELS—1.3%
Equinor ASA	133,829	3,534,424
TOTAL NORWAY		3,822,049

PAPUA NEW GUINEA—0.1%
OIL, GAS & CONSUMABLE FUELS—0.1%
Oil Search Ltd.	60,661	399,588

PORTUGAL—0.1%
ELECTRIC UTILITIES—0.1%
EDP - Energias de Portugal S.A.	82,980	329,440
EDP - Energias de Portugal S.A. - ADR	1,231	49,080
TOTAL PORTUGAL		378,520

RUSSIA—0.3%
WIRELESS TELECOMMUNICATION SERVICES—0.3%
Mobile TeleSystems PJSC - ADR	86,910	767,415

SINGAPORE—1.3%
BANKS—0.9%
DBS Group Holdings Ltd.	656	12,812
DBS Group Holdings Ltd. - ADR	16,080	1,263,486
United Overseas Bank Ltd.	19,475	382,493
United Overseas Bank Ltd. - ADR	22,014	868,012
		2,526,803
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Singapore Telecommunications Ltd.	74,732	168,934
Singapore Telecommunications Ltd. - ADR	6,886	154,901
		323,835
INDUSTRIAL CONGLOMERATES—0.2%
Keppel Corp. Ltd.	11,721	61,508
Keppel Corp. Ltd. - ADR	40,769	426,444
		487,952
MACHINERY—0.1%
Sembcorp Marine Ltd.	204,000	305,436

REAL ESTATE INVESTMENT TRUSTS (REITS)—0.0% (b)
Keppel REIT	737	595
TOTAL SINGAPORE		3,644,621

SOUTH AFRICA—2.2%
BANKS—0.2%
Standard Bank Group Ltd.	23,660	330,950
Standard Bank Group Ltd. - ADR	19,275	275,440
		606,390

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
SOUTH AFRICA—2.2%, continued
INDUSTRIAL CONGLOMERATES—0.2%
Bidvest Group Ltd.	31,583	$453,610

MEDIA—0.8%
Naspers Ltd. - Class N - ADR	43,870	2,198,764

METALS & MINING—0.6%
Glencore plc	220,536	1,053,678
Glencore plc - ADR	9,469	89,955
Gold Fields Ltd. - ADR	157,752	563,175
		1,706,808
SPECIALTY RETAIL—0.1%
Mr. Price Group Ltd.	18,810	310,268

TRADING COMPANIES & DISTRIBUTORS—0.2%
Barloworld Ltd.	45,286	428,198

WIRELESS TELECOMMUNICATION SERVICES—0.1%
MTN Group Ltd. - ADR	50,154	394,211
TOTAL SOUTH AFRICA		6,098,249

SOUTH KOREA—3.1%
BANKS—1.3%
KB Financial Group, Inc. - ADR	35,152	1,633,865
Shinhan Financial Group Co. Ltd. - ADR	37,454	1,441,230
Woori Bank - ADR	9,632	423,519
		3,498,614
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
KT Corp. - ADR	128,707	1,709,229

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS—0.3%
LG Display Co. Ltd. - ADR	88,222	726,949

METALS & MINING—0.5%
POSCO - ADR	18,294	1,355,951

WIRELESS TELECOMMUNICATION SERVICES—0.4%
SK Telecom Co. Ltd. - ADR	51,901	1,210,331
TOTAL SOUTH KOREA		8,501,074

SPAIN—2.0%
BANKS—0.8%
Banco Bilbao Vizcaya Argentaria S.A. - ADR	123,093	861,651
Banco Santander S.A. - ADR	230,491	1,230,822
		2,092,473
DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
Telefónica S.A. - ADR	71,253	607,788

ELECTRIC UTILITIES—0.2%
Iberdrola S.A.	9,259	71,616
Iberdrola S.A. - ADR	16,749	516,204
		587,820
METALS & MINING—0.1%
Acerinox S.A. (a)	16,589	219,663

OIL, GAS & CONSUMABLE FUELS—0.5%
Repsol S.A.	36,854	721,459
Repsol S.A. - ADR	27,585	539,011
		1,260,470
SPECIALTY RETAIL—0.2%
Industria de Diseno Textil S.A.	17,640	602,693
Industria de Diseno Textil, S.A. - ADR	3,926	66,978
		669,671
TOTAL SPAIN		5,437,885

SWEDEN—1.9%
COMMUNICATIONS EQUIPMENT—0.2%
Telefonaktiebolaget LM Ericsson - ADR	52,416	402,030

CONSTRUCTION & ENGINEERING—0.2%
Skanska AB - Class B	37,142	675,140

HOUSEHOLD PRODUCTS—0.1%
Essity Aktiebolag AB - Class B	12,219	301,783

MACHINERY—0.8%
Alfa Laval AB	23,419	555,911
Atlas Copco AB - Class A (a)	8,922	259,803
Atlas Copco AB - Class A - ADR	18,292	718,327
Epiroc AB (a)	8,922	93,631
Sandvik AB	19,176	340,431
Sandvik AB - ADR	20,116	356,355
		2,324,458
METALS & MINING—0.3%
Boliden AB (a)	22,985	745,785

OIL, GAS & CONSUMABLE FUELS—0.3%
Lundin Petroleum AB	24,270	774,201
TOTAL SWEDEN		5,223,397

SWITZERLAND—5.4%
CAPITAL MARKETS—0.6%
Credit Suisse Group AG - ADR	18,311	272,468
Julius Baer Group Ltd. (a)	9,537	561,226
UBS Group AG	46,462	712,727
		1,546,421
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
Swisscom AG - ADR	7,140	318,373

ELECTRICAL EQUIPMENT—0.5%
ABB Ltd. - ADR	57,192	1,245,070

FOOD PRODUCTS—1.9%
Barry Callebaut AG	397	713,539
Nestlé S.A. - ADR	57,524	4,454,083
		5,167,622
INSURANCE—0.5%
Swiss Re AG	3,563	308,321
Zurich Insurance Group AG - ADR	38,250	1,128,949
		1,437,270

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
SWITZERLAND—5.4%, continued
MACHINERY—0.1%
Schindler Holding AG	1,587	$334,591

PHARMACEUTICALS—1.6%
Novartis AG - ADR	31,455	2,376,111
Roche Holding AG - ADR	79,648	2,200,674
		4,576,785
PROFESSIONAL SERVICES—0.1%
Adecco S.A.	4,136	245,397
Adecco S.A. - ADR	4,982	146,919
		392,316
TOTAL SWITZERLAND		15,018,448

TAIWAN—2.9%
DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
Chunghwa Telecom Co. Ltd. - ADR	55,092	1,978,905

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
AU Optronics Corp. - ADR	165,806	701,359

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.9%
ASE Industrial Holding Co. Ltd. - ADR	161,815	744,349
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	103,680	3,790,541
United Microelectronics Corp. - ADR	265,616	749,037
		5,283,927
TOTAL TAIWAN		7,964,191

TURKEY—0.0% (b)
BANKS—0.0% (b)
Turkiye Garanti Bankasi A.S. - ADR	59,610	109,384

UNITED KINGDOM—10.2%
BANKS—1.5%
HSBC Holdings plc - ADR	60,926	2,872,052
Lloyds Banking Group plc - ADR	269,987	899,057
Standard Chartered plc	37,675	344,394
		4,115,503
CHEMICALS—0.2%
Croda International plc	8,634	547,210

COMMERCIAL BANKS—0.2%
Barclays plc - ADR	64,161	643,535

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
BT Group plc - ADR	37,202	537,941

ELECTRIC UTILITIES—0.3%
SSE plc	8,585	153,532
SSE plc - ADR	43,256	781,420
		934,952
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—0.2%
Land Securities Group plc	32,724	413,245

FOOD & STAPLES RETAILING—0.4%
J Sainsbury plc	4,806	20,374

FOOD & STAPLES RETAILING—0.4%, continued
J Sainsbury plc - ADR	18,741	317,192
Tesco plc	53,137	180,029
Tesco plc - ADR	29,931	303,201
WM Morrison Supermarkets plc	29,374	97,698
WM Morrison Supermarkets plc - ADR	8,054	133,696
		1,052,190
FOOD PRODUCTS—0.1%
Associated British Foods plc	11,454	413,763

HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
Smith & Nephew plc	4,232	78,086
Smith & Nephew plc - ADR	24,332	913,180
		991,266
HOTELS, RESTAURANTS & LEISURE—0.9%
Carnival plc - ADR	10,603	611,263
Compass Group plc	2,160	46,141
Compass Group plc - ADR	45,261	979,901
Intercontinental Hotels Group plc - ADR	14,026	879,009
		2,516,314
HOUSEHOLD DURABLES—0.2%
Persimmon plc	15,464	516,984

HOUSEHOLD PRODUCTS—0.5%
Reckitt Benckiser Group plc	3,329	274,125
Reckitt Benckiser Group plc - ADR	70,985	1,172,317
		1,446,442
INSURANCE—0.6%
Aviva plc	41,971	279,190
Aviva plc - ADR	22,486	297,827
Prudential plc - ADR	26,183	1,196,563
		1,773,580
MEDIA—0.8%
Pearson plc - ADR	31,116	360,946
RELX plc	4,710	100,861
RELX plc - ADR	58,124	1,263,616
Sky plc	19,984	385,479
		2,110,902
METALS & MINING—0.2%
Antofagasta plc	31,044	405,551
Fresnillo plc	14,613	220,544
		626,095
MULTI-LINE RETAIL—0.2%
Marks & Spencer Group plc	10,719	41,749
Marks & Spencer Group plc - ADR	25,759	200,147
Next plc	3,908	312,054
		553,950
MULTI-UTILITIES—0.6%
National Grid plc - ADR	30,355	1,695,327

PHARMACEUTICALS—1.5%
AstraZeneca plc - ADR	55,856	1,961,104
GlaxoSmithKline plc - ADR	52,955	2,134,616
		4,095,720

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis International Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.2%, continued
UNITED KINGDOM—10.2%, continued
SOFTWARE—0.1%
Sage Group plc	33,781	$280,264
Sage Group plc - ADR	2,320	76,513
		356,777
SPECIALTY RETAIL—0.1%
Kingfisher plc - ADR	29,151	230,001

TRADING COMPANIES & DISTRIBUTORS—0.3%
Ashtead Group plc	12,900	386,998
Bunzl plc	12,648	383,111
		770,109
WATER UTILITIES—0.3%
Severn Trent plc	14,819	387,163
United Utilities Group plc	14,801	149,090
United Utilities Group plc - ADR	12,883	263,844
		800,097
WIRELESS TELECOMMUNICATION SERVICES—0.4%
Vodafone Group plc - ADR	44,333	1,077,735
TOTAL UNITED KINGDOM		28,219,638

UNITED STATES—0.7%
HOTELS, RESTAURANTS & LEISURE—0.3%
Yum China Holdings, Inc.	21,920	843,043

METALS & MINING—0.4%
Southern Copper Corp.	24,026	1,126,099
TOTAL UNITED STATES		1,969,142
TOTAL COMMON STOCKS (COST $215,411,263)		272,930,496

PREFERRED STOCKS—0.2%
BRAZIL—0.2%
BANKS—0.2%
Itau Unibanco Holding S.A. - ADR (COST $594,228)	61,571	639,107

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc. (c)	1.000%	12/17/18	$600,000	$596,570
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/17/19	500,000	495,331
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/15/20	500,000	488,714
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	870,000	866,824
TOTAL CORPORATE NOTES (COST $2,470,000)				2,447,439

TOTAL INVESTMENTS (COST $218,475,491)—99.3%				$276,017,042
Other Assets in Excess of Liabilities—0.7%				2,017,966
NET ASSET—100.0%				$278,035,008

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%
(c)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 1.00%, 12/17/18	12/15/17	$600,000	$596,570	0.2%
Calvert Social Investment Foundation, Inc. 1.50%, 06/17/19	06/10/16	500,000	495,331	0.2%
Calvert Social Investment Foundation, Inc. 1.50%, 06/15/20	06/15/17	500,000	488,714	0.2%
Calvert Social Investment Foundation, Inc. 3.00%, 06/15/23	06/15/18	870,000	866,824	0.3%
		$2,470,000	$2,447,439	0.9%

ADR —	American Depositary Receipt
plc —	Public Liability Company
REIT —	Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Value Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%
AEROSPACE & DEFENSE—0.2%
TransDigm Group, Inc.	1,320	$455,585

AIR FREIGHT & LOGISTICS—0.8%
FedEx Corp.	2,330	529,050
United Parcel Service, Inc. - Class B	9,500	1,009,185
		1,538,235
AIRLINES—0.8%
American Airlines Group, Inc.	8,120	308,235
Delta Air Lines, Inc.	11,300	559,802
United Continental Holdings, Inc. (a)	9,570	667,316
		1,535,353
AUTO COMPONENTS—0.3%
Aptiv plc	4,830	442,573
Goodyear Tire & Rubber Co. (The)	9,590	223,351
		665,924
AUTOMOBILES—0.5%
Ford Motor Co.	89,723	993,234

BANKS—12.0%
Bank of America Corp.	97,050	2,735,840
BB&T Corp.	25,054	1,263,724
Citigroup, Inc.	47,696	3,191,816
Citizens Financial Group, Inc.	11,030	429,067
Fifth Third Bancorp	19,490	559,363
Huntington Bancshares, Inc.	31,664	467,361
JPMorgan Chase & Co.	66,715	6,951,703
KeyCorp	30,658	599,057
M&T Bank Corp.	4,596	782,009
People's United Financial, Inc.	31,070	562,056
PNC Financial Services Group, Inc. (The)	12,861	1,737,521
Regions Financial Corp.	24,860	442,011
SunTrust Banks, Inc.	9,866	651,353
U.S. Bancorp	45,657	2,283,763
Zions Bancorp.	5,120	269,773
		22,926,417
BEVERAGES—1.8%
Coca-Cola Co. (The)	43,200	1,894,752
PepsiCo, Inc.	14,219	1,548,022
		3,442,774
BIOTECHNOLOGY—1.5%
AbbVie, Inc.	3,278	303,707
Alexion Pharmaceuticals, Inc. (a)	2,410	299,202
Amgen, Inc.	6,444	1,189,498
Biogen, Inc. (a)	1,360	394,726
Gilead Sciences, Inc.	10,230	724,693
		2,911,826
BUILDING PRODUCTS—0.6%
Johnson Controls International plc	33,017	1,104,419

CAPITAL MARKETS—3.3%
Bank of New York Mellon Corp. (The)	24,944	1,345,230
BlackRock, Inc.	992	495,048
CME Group, Inc.	1,860	304,891
Franklin Resources, Inc.	7,540	241,657
Goldman Sachs Group, Inc. (The)	6,567	1,448,483
Invesco Ltd.	9,712	257,951
Morgan Stanley	24,871	1,178,885
Northern Trust Corp.	3,977	409,193
State Street Corp.	6,240	580,882
		6,262,220
CHEMICALS—4.9%
Air Products & Chemicals, Inc.	4,847	754,823
DowDuPont, Inc.	68,153	4,492,646
Eastman Chemical Co.	3,520	351,859
Ecolab, Inc.	4,576	642,150
International Flavors & Fragrances, Inc.	4,490	556,580
LyondellBasell Industries N.V. - Class A	10,110	1,110,584
Mosaic Co. (The)	10,240	287,232
Praxair, Inc.	7,896	1,248,753
		9,444,627
COMMERCIAL SERVICES & SUPPLIES—0.8%
Republic Services, Inc.	9,250	632,330
Stericycle, Inc. (a)	3,920	255,937
Waste Management, Inc.	7,680	624,691
		1,512,958
COMMUNICATIONS EQUIPMENT—1.1%
Cisco Systems, Inc.	49,115	2,113,418

CONSUMER FINANCE—1.2%
American Express Co.	4,674	458,052
Capital One Financial Corp.	10,660	979,654
Discover Financial Services	6,670	469,635
Synchrony Financial	13,930	464,983
		2,372,324
CONTAINERS & PACKAGING—0.5%
Ball Corp.	12,508	444,659
International Paper Co.	5,781	301,075
WestRock Co.	4,550	259,441
		1,005,175
DISTRIBUTORS—0.2%
Genuine Parts Co.	5,340	490,158

DIVERSIFIED FINANCIAL SERVICES—0.2%
Jefferies Financial Group, Inc.	16,790	381,805

DIVERSIFIED TELECOMMUNICATION SERVICES—4.5%
AT&T, Inc.	135,106	4,338,254
CenturyLink, Inc.	23,288	434,088
Verizon Communications, Inc.	76,140	3,830,603
		8,602,945
ELECTRIC UTILITIES—4.1%
American Electric Power Co., Inc.	15,270	1,057,447
Duke Energy Corp.	23,444	1,853,952
Edison International	8,487	536,972
Eversource Energy	7,950	465,949
NextEra Energy, Inc.	6,925	1,156,683
PPL Corp.	28,101	802,284
Southern Co. (The)	30,761	1,424,542
Xcel Energy, Inc.	11,424	521,848
		7,819,677

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%, continued
ELECTRICAL EQUIPMENT—0.8%
Eaton Corp. plc	9,150	$683,871
Emerson Electric Co.	8,424	582,435
Rockwell Automation, Inc.	2,280	379,005
		1,645,311
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.1%
TE Connectivity Ltd.	3,066	276,124

ENERGY EQUIPMENT & SERVICES—2.6%
Baker Hughes, a GE Co.	32,000	1,056,960
Helmerich & Payne, Inc.	7,130	454,609
National Oilwell Varco, Inc.	9,526	413,428
Schlumberger Ltd.	38,646	2,590,441
TechnipFMC plc	13,090	415,477
		4,930,915
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.6%
Boston Properties, Inc.	2,920	366,226
Crown Castle International Corp.	3,840	414,029
Equity Residential	5,230	333,099
HCP, Inc.	8,647	223,266
Host Hotels & Resorts, Inc.	15,800	332,906
Iron Mountain, Inc.	16,520	578,365
Public Storage	1,620	367,513
Simon Property Group, Inc.	3,089	525,717
SL Green Realty Corp.	2,780	279,473
Ventas, Inc.	6,840	389,538
Welltower, Inc.	12,200	764,818
Weyerhaeuser Co.	11,149	406,493
		4,981,443
FOOD & STAPLES RETAILING—3.4%
Costco Wholesale Corp.	7,430	1,552,721
Kroger Co. (The)	28,144	800,697
Sysco Corp.	7,993	545,842
Walgreen Boots Alliance, Inc.	18,410	1,104,876
Walmart, Inc.	28,850	2,471,003
		6,475,139
FOOD PRODUCTS—2.6%
Conagra Brands, Inc.	6,540	233,674
General Mills, Inc.	15,974	707,009
Hormel Foods Corp.	10,080	375,077
J.M. Smucker Co. (The)	2,030	218,184
Kellogg Co.	10,489	732,866
Kraft Heinz Co. (The)	16,630	1,044,697
Mondelez International, Inc. - Class A	30,982	1,270,262
Tyson Foods, Inc. - Class A	5,830	401,396
		4,983,165
GAS UTILITIES—0.3%
Sempra Energy	5,733	665,659

HEALTH CARE EQUIPMENT & SUPPLIES—2.3%
Abbott Laboratories	4,340	264,696
Baxter International, Inc.	6,002	443,188
Danaher Corp.	20,910	2,063,399
DENTSPLY SIRONA, Inc.	4,770	208,783
Medtronic plc	17,180	1,470,780
		4,450,846
HEALTH CARE PROVIDERS & SERVICES—3.1%
Aetna, Inc.	3,750	688,125
AmerisourceBergen Corp.	2,260	192,710
Anthem, Inc.	2,850	678,385
Cardinal Health, Inc.	8,170	398,941
CVS Health Corp.	20,473	1,317,438
Express Scripts Holding Co. (a)	9,787	755,654
HCA Healthcare, Inc.	2,520	258,552
Humana, Inc.	2,550	758,956
McKesson Corp.	3,974	530,132
UnitedHealth Group, Inc.	1,390	341,023
		5,919,916
HOTELS, RESTAURANTS & LEISURE—1.0%
Carnival Corp.	5,563	318,816
McDonald's Corp.	3,440	539,014
Starbucks Corp.	12,890	629,676
Yum! Brands, Inc.	4,510	352,772
		1,840,278
HOUSEHOLD DURABLES—0.5%
Leggett & Platt, Inc.	7,280	324,979
Newell Brands, Inc.	14,660	378,081
Whirlpool Corp.	1,752	256,195
		959,255
HOUSEHOLD PRODUCTS—1.5%
Colgate-Palmolive Co.	6,578	426,320
Kimberly-Clark Corp.	2,070	218,054
Procter & Gamble Co. (The)	28,046	2,189,271
		2,833,645
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS—0.2%
AES Corp.	29,344	393,503

INDUSTRIAL CONGLOMERATES—0.2%
Roper Technologies, Inc.	1,100	303,501

INSURANCE—6.7%
Aflac, Inc.	21,980	945,580
Allstate Corp. (The)	8,399	766,577
American International Group, Inc.	40,377	2,140,789
Aon plc	2,137	293,132
Brighthouse Financial, Inc. (a)	5,673	227,317
Chubb Ltd.	16,097	2,044,642
Cincinnati Financial Corp.	3,262	218,097
Everest Re Group Ltd.	2,020	465,570
Hartford Financial Services Group, Inc. (The)	9,080	464,260
Lincoln National Corp.	4,220	262,695
Loews Corp.	6,010	290,163
Marsh & McLennan Cos., Inc.	6,280	514,772
MetLife, Inc.	24,023	1,047,403
Principal Financial Group, Inc.	3,860	204,387
Prudential Financial, Inc.	10,620	993,076
Travelers Cos., Inc. (The)	8,053	985,204
Unum Group	5,160	190,868
Willis Towers Watson plc	2,350	356,260
XL Group Ltd.	8,980	502,431
		12,913,223

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%, continued
INTERNET SOFTWARE & SERVICES—0.2%
Alphabet, Inc. - Class C (a)	300	$334,695

IT SERVICES—2.5%
Accenture plc - Class A	7,630	1,248,192
DXC Technology Co.	2,460	198,301
International Business Machines Corp.	16,252	2,270,404
Mastercard, Inc. - Class A	1,890	371,423
Paychex, Inc.	3,684	251,801
Visa, Inc. - Class A	3,120	413,244
		4,753,365
LIFE SCIENCES TOOLS & SERVICES—0.6%
IQVIA Holdings, Inc. (a)	2,740	273,507
Thermo Fisher Scientific, Inc.	3,914	810,746
		1,084,253
MACHINERY—2.2%
Deere & Co.	4,267	596,527
Dover Corp.	3,223	235,923
Flowserve Corp.	24,000	969,600
Illinois Tool Works, Inc.	5,855	811,152
Ingersoll-Rand plc	5,415	485,888
PACCAR, Inc.	6,906	427,896
Parker-Hannifin Corp.	1,567	244,217
Pentair plc	4,480	188,518
Stanley Black & Decker, Inc.	1,530	203,199
		4,162,920
MEDIA—2.8%
Comcast Corp. - Class A	42,100	1,381,301
Omnicom Group, Inc.	6,179	471,272
Twenty-First Century Fox, Inc. - Class B	28,250	1,391,878
Viacom, Inc. - Class B	11,130	335,681
Walt Disney Co. (The)	16,247	1,702,848
		5,282,980
METALS & MINING—0.6%
Newmont Mining Corp.	13,830	521,529
Nucor Corp.	8,860	553,750
		1,075,279
MULTI-LINE RETAIL—0.6%
Macy's, Inc.	8,583	321,262
Target Corp.	11,126	846,911
		1,168,173
MULTI-UTILITIES—1.2%
Ameren Corp.	5,570	338,934
Consolidated Edison, Inc.	7,361	574,011
DTE Energy Co.	3,580	370,995
NiSource, Inc.	13,870	364,504
WEC Energy Group, Inc.	10,870	702,746
		2,351,190
OIL, GAS & CONSUMABLE FUELS—9.4%
Anadarko Petroleum Corp.	10,690	783,042
Andeavor	2,800	367,304
Apache Corp.	18,188	850,289
ConocoPhillips	36,827	2,563,896
Devon Energy Corp.	18,500	813,260
EQT Corp.	5,638	311,105
Hess Corp.	16,750	1,120,408
Kinder Morgan, Inc.	65,181	1,151,748
Marathon Oil Corp.	25,286	527,466
Marathon Petroleum Corp.	11,826	829,712
Noble Energy, Inc.	17,398	613,801
Occidental Petroleum Corp.	41,350	3,460,168
ONEOK, Inc.	9,005	628,819
Phillips 66	14,200	1,594,802
Pioneer Natural Resources Co.	4,290	811,840
Valero Energy Corp.	10,030	1,111,625
Williams Cos., Inc. (The)	16,591	449,782
		17,989,067
PHARMACEUTICALS—4.0%
Bristol-Myers Squibb Co.	12,669	701,102
Eli Lilly & Co.	10,287	877,790
Johnson & Johnson	26,631	3,231,406
Merck & Co., Inc.	37,641	2,284,809
Mylan N.V. (a)	10,220	369,351
Perrigo Co. plc	3,340	243,519
		7,707,977
PROFESSIONAL SERVICES—0.3%
IHS Markit Ltd. (a)	6,530	336,883
Nielsen Holdings plc	11,010	340,539
		677,422
ROAD & RAIL—0.8%
Norfolk Southern Corp.	3,145	474,486
Union Pacific Corp.	7,360	1,042,765
		1,517,251
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.8%
Intel Corp.	41,038	2,039,999
QUALCOMM, Inc.	17,900	1,004,548
Texas Instruments, Inc.	3,000	330,750
		3,375,297
SOFTWARE—1.0%
CA, Inc.	7,512	267,803
Microsoft Corp.	3,090	304,705
Oracle Corp.	31,632	1,393,706
		1,966,214
SPECIALTY RETAIL—1.4%
AutoZone, Inc. (a)	420	281,790
Best Buy Co., Inc.	4,590	342,322
Home Depot, Inc. (The)	1,142	222,804
L Brands, Inc.	6,060	223,493
Lowe's Cos., Inc.	6,060	579,154
O'Reilly Automotive, Inc. (a)	1,080	295,456
TJX Cos., Inc. (The)	6,860	652,935
		2,597,954
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.8%
Apple, Inc.	1,610	298,027
HP, Inc.	23,630	536,165
Seagate Technology plc	4,910	277,267
Western Digital Corp.	4,475	346,410
		1,457,869

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Value Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.7%, continued
TEXTILES, APPAREL & LUXURY GOODS—0.7%
NIKE, Inc. - Class B	8,580	$683,655
PVH Corp.	1,810	270,993
VF Corp.	5,110	416,567
		1,371,215
TRADING COMPANIES & DISTRIBUTORS—0.4%
W.W. Grainger, Inc.	2,540	783,336

WATER UTILITIES—0.2%
American Water Works Co., Inc.	3,640	310,783
TOTAL COMMON STOCKS (COST $151,338,800)		189,118,237

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc. (b)	1.000%	12/17/18	$750,000	$745,713
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/17/19	260,000	257,572
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/20	250,000	244,357
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/15/23	450,000	448,357
TOTAL CORPORATE NOTES (COST $1,710,000)				1,695,999

TOTAL INVESTMENTS (COST $153,048,800)—99.6%				$190,814,236
Other Assets in Excess of Liabilities—0.4%				890,249
NET ASSETS—100.0%				$191,704,485

(a)	Non-income producing security.
(b)	Restricted and illiquid securities not registered under the Securities Act of 1933 were as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 1.00%, 12/17/18	12/15/17	$750,000	$745,713	0.4%
Calvert Social Investment Foundation, Inc. 1.50%, 06/17/19	06/10/16	260,000	257,572	0.2%
Calvert Social Investment Foundation, Inc. 1.50%, 06/15/20	06/15/17	250,000	244,357	0.1%
Calvert Social Investment Foundation, Inc. 3.00%, 06/15/23	06/15/18	450,000	448,357	0.2%
		$1,710,000	$1,695,999	0.9%

plc —	Public Liability Company

See accompanying notes to financial statements.

Schedule of Investments

Praxis Growth Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%
AEROSPACE & DEFENSE—0.5%
TransDigm Group, Inc.	3,499	$1,207,645

AIR FREIGHT & LOGISTICS—0.6%
FedEx Corp.	3,068	696,620
United Parcel Service, Inc. - Class B	9,108	967,543
		1,664,163
AIRLINES—0.3%
American Airlines Group, Inc.	9,480	359,861
Southwest Airlines Co.	8,000	407,040
		766,901
BANKS—1.7%
Bank of America Corp.	100,541	2,834,251
Citizens Financial Group, Inc.	6,337	246,509
Comerica, Inc.	4,494	408,595
JPMorgan Chase & Co.	4,809	501,098
PNC Financial Services Group, Inc. (The)	2,433	328,698
U.S. Bancorp	4,745	237,345
		4,556,496
BEVERAGES—1.6%
Coca-Cola Co. (The)	46,914	2,057,648
Monster Beverage Corp. (a)	8,550	489,915
PepsiCo, Inc.	15,693	1,708,497
		4,256,060
BIOTECHNOLOGY—4.3%
AbbVie, Inc.	39,364	3,647,074
Alexion Pharmaceuticals, Inc. (a)	1,885	234,023
Amgen, Inc.	10,935	2,018,492
Biogen, Inc. (a)	3,308	960,114
Celgene Corp. (a)	19,103	1,517,160
Gilead Sciences, Inc.	20,291	1,437,414
Incyte Corp. (a)	4,067	272,489
Regeneron Pharmaceuticals, Inc. (a)	1,737	599,248
Vertex Pharmaceuticals, Inc. (a)	5,884	1,000,045
		11,686,059
BUILDING PRODUCTS—0.6%
Allegion plc	6,005	464,547
Johnson Controls International plc	12,325	412,271
Masco Corp.	19,360	724,451
		1,601,269
CAPITAL MARKETS—2.3%
Ameriprise Financial, Inc.	2,290	320,325
BlackRock, Inc.	2,081	1,038,502
Cboe Global Markets, Inc.	2,370	246,646
Charles Schwab Corp. (The)	25,758	1,316,234
CME Group, Inc.	5,703	934,836
Moody's Corp.	3,611	615,892
S&P Global, Inc.	5,128	1,045,548
T. Rowe Price Group, Inc.	4,600	534,014
		6,051,997
CHEMICALS—1.7%
Air Products & Chemicals, Inc.	2,486	387,145
Albemarle Corp.	3,093	291,763
DowDuPont, Inc.	10,043	662,034
Ecolab, Inc.	5,322	746,836
International Flavors & Fragrances, Inc.	3,158	391,466
Praxair, Inc.	8,079	1,277,694
Sherwin-Williams Co. (The)	2,170	884,427
		4,641,365
COMMERCIAL SERVICES & SUPPLIES—0.9%
Cintas Corp.	1,634	302,404
Republic Services, Inc.	10,213	698,161
Waste Management, Inc.	18,252	1,484,618
		2,485,183
COMMUNICATIONS EQUIPMENT—0.9%
Cisco Systems, Inc.	50,169	2,158,772
Juniper Networks, Inc.	8,206	225,009
		2,383,781
CONSTRUCTION MATERIALS—0.1%
Martin Marietta Materials, Inc.	1,616	360,901

CONSUMER FINANCE—0.4%
American Express Co.	10,373	1,016,554

CONTAINERS & PACKAGING—0.3%
Avery Dennison Corp.	2,529	258,211
Ball Corp.	7,143	253,934
International Paper Co.	6,608	344,144
		856,289
DISTRIBUTORS—0.1%
Genuine Parts Co.	2,808	257,746

DIVERSIFIED FINANCIAL SERVICES—0.4%
Intercontinental Exchange, Inc.	13,888	1,021,462

ELECTRIC UTILITIES—0.4%
NextEra Energy, Inc.	5,360	895,281
Southern Co. (The)	4,987	230,948
		1,126,229
ELECTRICAL EQUIPMENT—0.9%
AMETEK, Inc.	9,087	655,718
Emerson Electric Co.	6,649	459,712
Rockwell Automation, Inc.	8,300	1,379,709
		2,495,139
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
Amphenol Corp. - Class A	7,167	624,604
Corning, Inc.	20,828	572,978
TE Connectivity Ltd.	8,175	736,241
		1,933,823
ENERGY EQUIPMENT & SERVICES—0.1%
Baker Hughes, a GE Co.	5,892	194,613

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.7%
American Tower Corp.	12,382	1,785,113
AvalonBay Communities, Inc.	2,316	398,097
Boston Properties, Inc.	2,027	254,226
Crown Castle International Corp.	7,128	768,541
Digital Realty Trust, Inc.	4,316	481,579
Equinix, Inc.	1,753	753,597
Essex Property Trust, Inc.	1,991	475,988
Extra Space Storage, Inc.	2,966	296,037

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—2.7%, continued
GGP, Inc.	12,536	$256,111
Iron Mountain, Inc.	8,187	286,627
Prologis, Inc.	13,062	858,043
Public Storage	696	157,895
Simon Property Group, Inc.	1,004	170,871
UDR, Inc.	10,721	402,466
		7,345,191
FOOD & STAPLES RETAILING—0.1%
Walmart, Inc.	1,686	144,406

FOOD PRODUCTS—0.1%
General Mills, Inc.	5,481	242,589

HEALTH CARE EQUIPMENT & SUPPLIES—4.7%
Abbott Laboratories	44,381	2,706,797
Align Technology, Inc. (a)	1,431	489,602
Baxter International, Inc.	7,430	548,631
Becton, Dickinson and Co.	8,031	1,923,906
Boston Scientific Corp. (a)	28,192	921,878
Cooper Cos., Inc. (The)	1,161	273,358
Danaher Corp.	4,771	470,802
Edwards Lifesciences Corp. (a)	4,070	592,470
Hologic, Inc. (a)	6,559	260,720
IDEXX Laboratories, Inc. (a)	2,060	448,957
Intuitive Surgical, Inc. (a)	2,661	1,273,235
Medtronic plc	11,661	998,298
ResMed, Inc.	3,458	358,180
Stryker Corp.	8,340	1,408,293
		12,675,127
HEALTH CARE PROVIDERS & SERVICES—3.3%
Aetna, Inc.	3,898	715,283
AmerisourceBergen Corp.	2,297	195,865
Anthem, Inc.	3,101	738,131
Centene Corp. (a)	4,602	567,013
Cigna Corp.	5,474	930,306
HCA Healthcare, Inc.	2,580	264,708
UnitedHealth Group, Inc.	21,794	5,346,940
		8,758,246
HEALTH CARE TECHNOLOGY—0.1%
Cerner Corp. (a)	4,487	268,278

HOTELS, RESTAURANTS & LEISURE—2.4%
Carnival Corp.	4,611	264,256
Chipotle Mexican Grill, Inc. (a)	778	335,606
Marriott International, Inc. - Class A	8,558	1,083,443
McDonald's Corp.	19,012	2,978,990
Royal Caribbean Cruises Ltd.	2,560	265,216
Starbucks Corp.	22,982	1,122,671
Yum! Brands, Inc.	3,561	278,541
		6,328,723
HOUSEHOLD DURABLES—0.3%
D.R. Horton, Inc.	11,874	486,834
Mohawk Industries, Inc. (a)	1,064	227,983
		714,817
HOUSEHOLD PRODUCTS—1.1%
Church & Dwight Co., Inc.	4,462	237,200
Clorox Co. (The)	2,852	385,733
Colgate-Palmolive Co.	10,399	673,959
Kimberly-Clark Corp.	3,801	400,397
Procter & Gamble Co. (The)	16,130	1,259,108
		2,956,397
INDUSTRIAL CONGLOMERATES—0.3%
Roper Technologies, Inc.	2,829	780,549

INSURANCE—1.7%
Aflac, Inc.	8,308	357,410
Allstate Corp. (The)	6,014	548,898
Aon plc	4,556	624,947
Arthur J. Gallagher & Co.	4,367	285,078
Chubb Ltd.	2,780	353,116
Marsh & McLennan Cos., Inc.	9,036	740,681
Principal Financial Group, Inc.	3,731	197,556
Progressive Corp. (The)	17,816	1,053,816
Torchmark Corp.	2,891	235,356
Willis Towers Watson plc	1,674	253,778
		4,650,636
INTERNET & DIRECT MARKETING RETAIL—7.9%
Amazon.com, Inc. (a)	8,814	14,982,037
Booking Holdings, Inc. (a)	1,030	2,087,903
Expedia Group, Inc.	2,852	342,782
Netflix, Inc. (a)	9,792	3,832,882
		21,245,604
INTERNET SOFTWARE & SERVICES—9.9%
Akamai Technologies, Inc. (a)	2,899	212,294
Alphabet, Inc. - Class A (a)	4,235	4,782,120
Alphabet, Inc. - Class C (a)	9,171	10,231,626
eBay, Inc. (a)	20,473	742,351
Facebook, Inc. - Class A (a)	52,985	10,296,045
VeriSign, Inc. (a)	2,251	309,332
		26,573,768
IT SERVICES—6.7%
Accenture plc - Class A	9,729	1,591,567
Automatic Data Processing, Inc.	11,168	1,498,076
Cognizant Technology Solutions Corp. - Class A	12,602	995,432
DXC Technology Co.	2,990	241,024
Fidelity National Information Services, Inc.	4,435	470,243
Fiserv, Inc. (a)	8,820	653,474
Gartner, Inc. (a)	2,140	284,406
Mastercard, Inc. - Class A	21,816	4,287,280
Paychex, Inc.	6,525	445,984
PayPal Holdings, Inc. (a)	22,292	1,856,255
Total System Services, Inc.	3,608	304,948
Visa, Inc. - Class A	41,463	5,491,774
		18,120,463
LEISURE PRODUCTS—0.2%
Hasbro, Inc.	4,868	449,365

LIFE SCIENCES TOOLS & SERVICES—1.3%
Agilent Technologies, Inc.	5,785	357,745
Illumina, Inc. (a)	3,249	907,413

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.8%, continued
LIFE SCIENCES TOOLS & SERVICES—1.3%, continued
Mettler-Toledo International, Inc. (a)	600	$347,178
Thermo Fisher Scientific, Inc.	7,715	1,598,085
Waters Corp. (a)	1,646	318,649
		3,529,070
MACHINERY—1.6%
Deere & Co.	4,488	627,422
Dover Corp.	9,103	666,339
Illinois Tool Works, Inc.	9,594	1,329,153
Ingersoll-Rand plc	2,987	268,023
Parker-Hannifin Corp.	2,881	449,004
Stanley Black & Decker, Inc.	2,002	265,886
Xylem, Inc.	9,923	668,612
		4,274,439
MEDIA—1.6%
CBS Corp. - Class B	4,421	248,549
Charter Communications, Inc. - Class A (a)	4,569	1,339,676
Comcast Corp. - Class A	36,501	1,197,598
Omnicom Group, Inc.	896	68,338
Walt Disney Co. (The)	13,182	1,381,605
		4,235,766
METALS & MINING—0.1%
Nucor Corp.	4,570	285,625

MULTI-LINE RETAIL—0.1%
Dollar Tree, Inc. (a)	3,886	330,310

OIL, GAS & CONSUMABLE FUELS—0.3%
Apache Corp.	5,088	237,864
EQT Corp.	3,387	186,895
ONEOK, Inc.	5,111	356,901
		781,660
PERSONAL PRODUCTS—0.2%
Estee Lauder Cos., Inc. (The) - Class A	4,590	654,947

PHARMACEUTICALS—3.3%
Bristol-Myers Squibb Co.	24,259	1,342,493
Eli Lilly & Co.	16,118	1,375,349
Johnson & Johnson	29,871	3,624,547
Merck & Co., Inc.	21,065	1,278,646
Zoetis, Inc.	14,643	1,247,437
		8,868,472
PROFESSIONAL SERVICES—0.3%
Equifax, Inc.	2,173	271,864
Nielsen Holdings plc	10,461	323,559
Verisk Analytics, Inc. (a)	3,035	326,687
		922,110
ROAD & RAIL—1.1%
CSX Corp.	19,508	1,244,220
Norfolk Southern Corp.	2,628	396,486
Union Pacific Corp.	9,348	1,324,425
		2,965,131
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—6.5%
Analog Devices, Inc.	10,101	968,888
Applied Materials, Inc.	24,367	1,125,512
Broadcom, Inc.	9,079	2,202,929
Intel Corp.	61,671	3,065,665
KLA-Tencor Corp.	4,512	462,615
Lam Research Corp.	3,383	584,752
Microchip Technology, Inc.	7,002	636,832
Micron Technology, Inc. (a)	24,852	1,303,239
NVIDIA Corp.	13,886	3,289,593
QUALCOMM, Inc.	11,434	641,676
Skyworks Solutions, Inc.	3,010	290,917
Texas Instruments, Inc.	24,773	2,731,223
Xilinx, Inc.	4,619	301,436
		17,605,277
SOFTWARE—10.6%
Activision Blizzard, Inc.	14,771	1,127,323
Adobe Systems, Inc. (a)	10,776	2,627,296
ANSYS, Inc. (a)	1,778	309,692
Autodesk, Inc. (a)	4,626	606,422
Citrix Systems, Inc. (a)	3,452	361,908
Electronic Arts, Inc. (a)	7,552	1,064,983
Intuit, Inc.	5,164	1,055,031
Microsoft Corp.	169,900	16,753,839
Oracle Corp.	35,196	1,550,736
Red Hat, Inc. (a)	3,789	509,128
salesforce.com, Inc. (a)	15,569	2,123,612
Symantec Corp.	13,164	271,837
Synopsys, Inc. (a)	2,920	249,864
		28,611,671
SPECIALTY RETAIL—3.1%
Home Depot, Inc. (The)	27,779	5,419,683
Lowe's Cos., Inc.	15,097	1,442,820
O'Reilly Automotive, Inc. (a)	1,115	305,031
Ross Stores, Inc.	6,132	519,687
TJX Cos., Inc. (The)	3,533	336,271
Ulta Beauty, Inc. (a)	1,400	326,844
		8,350,336
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—7.6%
Apple, Inc.	107,540	19,906,729
NetApp, Inc.	5,407	424,612
		20,331,341
TEXTILES, APPAREL & LUXURY GOODS—0.7%
NIKE, Inc. - Class B	20,716	1,650,651
VF Corp.	4,295	350,128
		2,000,779
TRADING COMPANIES & DISTRIBUTORS—0.1%
Fastenal Co.	8,032	386,580
TOTAL COMMON STOCKS (COST $145,299,335)		265,951,348

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Growth Index Fund
June 30, 2018 (unaudited)

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc. (b)	1.000%	12/17/18	$175,000	$174,000
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/17/19	800,000	792,530
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/20	475,000	464,278
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/15/23	900,000	896,714
TOTAL CORPORATE NOTES (COST $2,350,000)				2,327,522

TOTAL INVESTMENTS (COST $147,649,335)—99.7%				$268,278,870
Other Assets in Excess of Liabilities—0.3%				781,611
NET ASSETS—100.0%				$269,060,481

(a)	Non-income producing security.
(b)	Restricted and illiquid securities not registered under the Securities Act of 1933 were as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 1.00%, 12/17/18	12/15/17	$175,000	$174,000	0.1%
Calvert Social Investment Foundation, Inc. 1.50%, 06/17/19	06/10/16	800,000	792,530	0.3%
Calvert Social Investment Foundation, Inc. 1.50%, 06/15/20	06/15/17	475,000	464,278	0.2%
Calvert Social Investment Foundation, Inc. 3.00%, 06/15/23	06/15/18	900,000	896,714	0.3%
		$2,350,000	$2,327,522	0.9%

plc —	Public Liability Company

See accompanying notes to financial statements.

Schedule of Investments

Praxis Small Cap Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%
AEROSPACE & DEFENSE—0.6%
Axon Enterprise, Inc. (a)	3,650	$230,607
Engility Holdings, Inc. (a)	2,850	87,324
		317,931
AIR FREIGHT & LOGISTICS—0.6%
Echo Global Logistics, Inc. (a)	2,580	75,465
Forward Air Corp.	2,860	168,969
Hub Group, Inc. - Class A (a)	2,260	112,548
		356,982
AIRLINES—0.7%
Hawaiian Holdings, Inc.	5,920	212,824
SkyWest, Inc.	3,540	183,726
		396,550
AUTO COMPONENTS—1.3%
American Axle & Manufacturing Holdings, Inc. (a)	5,900	91,804
Cooper-Standard Holdings, Inc. (a)	1,190	155,497
Dorman Products, Inc. (a)	2,250	153,697
Fox Factory Holding Corp. (a)	3,770	175,494
Gentherm, Inc. (a)	2,520	99,036
Standard Motor Products, Inc.	1,500	72,510
		748,038
AUTOMOBILES—0.5%
LCI Industries	1,700	153,255
Winnebago Industries, Inc.	3,730	151,438
		304,693
BANKS—8.3%
Ameris Bancorp	2,470	131,774
Banc of California, Inc.	4,200	82,110
Banner Corp.	1,960	117,855
Boston Private Financial Holdings, Inc.	10,750	170,925
Brookline Bancorp, Inc.	12,520	232,872
Central Pacific Financial Corp.	2,270	65,035
City Holding Co.	1,460	109,836
Columbia Banking System, Inc.	5,790	236,811
Community Bank System, Inc.	4,080	241,006
Customers Bancorp, Inc. (a)	2,090	59,314
CVB Financial Corp.	6,370	142,815
Fidelity Southern Corp.	2,810	71,402
First BanCorp. (a)	18,890	144,508
First Commonwealth Financial Corp.	5,600	86,856
First Financial Bancorp	4,940	151,411
First Financial Bankshares, Inc.	4,410	224,469
First Midwest Bancorp, Inc.	5,580	142,123
Glacier Bancorp, Inc.	5,010	193,787
Great Western Bancorp, Inc.	3,870	162,501
Hanmi Financial Corp.	2,240	63,504
Hope Bancorp, Inc.	8,360	149,059
Independent Bank Corp.	1,730	135,632
LegacyTexas Financial Group, Inc.	3,040	118,621
NBT Bancorp, Inc.	2,980	113,687
OFG Bancorp	7,240	101,722
Old National Bancorp	9,310	173,166
Opus Bank	1,980	56,826
Pacific Premier Bancorp, Inc. (a)	3,200	122,080
S&T Bancorp, Inc.	2,180	94,263
Seacoast Banking Corp. of Florida (a)	5,240	165,479
ServisFirst Bancshares, Inc.	4,920	205,312
Simmons First National Corp. - Class A	3,940	117,806
Southside Bancshares, Inc.	2,307	77,700
Tompkins Financial Corp.	920	79,010
United Community Banks, Inc.	4,800	147,216
Westamerica Bancorp.	1,670	94,372
		4,782,865
BEVERAGES—0.2%
Coca-Cola Bottling Co. Consolidated	780	105,401

BIOTECHNOLOGY—2.4%
Acorda Therapeutics, Inc. (a)	3,480	99,876
AMAG Pharmaceuticals, Inc. (a)	2,360	46,020
Cytokinetics, Inc. (a)	170	1,411
Eagle Pharmaceuticals, Inc. (a)	1,210	91,549
Emergent BioSolutions, Inc. (a)	3,960	199,940
Enanta Pharmaceuticals, Inc. (a)	1,630	188,917
Ligand Pharmaceuticals, Inc. (a)	1,710	354,261
MiMedx Group, Inc. (a)	3,360	21,470
Momenta Pharmaceuticals, Inc. (a)	4,620	94,479
Progenics Pharmaceuticals, Inc. (a)	2,700	21,708
Repligen Corp. (a)	2,250	105,840
Spectrum Pharmaceuticals, Inc. (a)	7,480	156,781
		1,382,252
BUILDING PRODUCTS—2.5%
AAON, Inc.	4,090	135,993
American Woodmark Corp. (a)	1,025	93,839
Apogee Enterprises, Inc.	1,960	94,413
Gibraltar Industries, Inc. (a)	3,370	126,375
Insteel Industries, Inc.	2,100	70,140
Patrick Industries, Inc. (a)	1,500	85,275
PGT Innovations, Inc. (a)	4,110	85,693
Quanex Building Products Corp.	5,670	101,776
Simpson Manufacturing Co., Inc.	3,990	248,138
Trex Co., Inc. (a)	3,770	235,964
Universal Forest Products, Inc.	4,680	171,382
		1,448,988
CAPITAL MARKETS—1.5%
Donnelley Financial Solutions, Inc. (a)	4,680	81,292
Financial Engines, Inc.	4,720	211,928
Greenhill & Co., Inc.	3,210	91,164
INTL FCStone, Inc. (a)	1,800	93,078
Investment Technology Group, Inc.	2,350	49,162
Piper Jaffray Cos.	1,130	86,840
Virtus Investment Partners, Inc.	490	62,695
Waddell & Reed Financial, Inc. - Class A	5,350	96,140
WisdomTree Investments, Inc.	10,100	91,708
		864,007
CHEMICALS—1.2%
H.B. Fuller Co.	7,040	377,907
Quaker Chemical Corp.	1,460	226,111
Rayonier Advanced Materials, Inc.	3,590	61,353
		665,371
COMMERCIAL SERVICES & SUPPLIES—3.9%
ABM Industries, Inc.	4,080	119,054
Brady Corp. - Class A	6,240	240,552
Essendant, Inc.	6,360	84,079

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
COMMERCIAL SERVICES & SUPPLIES—3.9%, continued
Interface, Inc.	4,680	$107,406
LSC Communications, Inc.	3,040	47,607
Matthews International Corp. - Class A	2,810	165,228
Mobile Mini, Inc.	3,110	145,859
Multi-Color Corp.	1,020	65,943
R.R. Donnelley & Sons Co.	2,630	15,149
Team, Inc. (a)	22,210	513,051
Tetra Tech, Inc.	4,740	277,290
UniFirst Corp.	1,550	274,195
US Ecology, Inc.	1,490	94,913
Viad Corp.	1,980	107,415
		2,257,741
COMMUNICATIONS EQUIPMENT—1.8%
ADTRAN, Inc.	6,530	96,970
Applied Optoelectronics, Inc. (a)	2,330	104,617
CalAmp Corp. (a)	3,190	74,742
Finisar Corp. (a)	15,710	282,780
Harmonic, Inc. (a)	14,710	62,517
NETGEAR, Inc. (a)	2,450	153,125
Oclaro, Inc. (a)	12,690	113,322
Viavi Solutions, Inc. (a)	15,670	160,461
		1,048,534
CONSTRUCTION & ENGINEERING—0.4%
Aegion Corp. (a)	2,880	74,160
Comfort Systems USA, Inc.	2,340	107,172
MYR Group, Inc. (a)	1,530	54,254
		235,586
CONSTRUCTION MATERIALS—0.1%
U.S. Concrete, Inc. (a)	1,100	57,750

CONSUMER FINANCE—1.1%
Encore Capital Group, Inc. (a)	2,750	100,650
Enova International, Inc. (a)	2,610	95,396
Green Dot Corp. - Class A (a)	3,100	227,509
PRA Group, Inc. (a)	3,460	133,383
World Acceptance Corp. (a)	710	78,817
		635,755
CONTAINERS & PACKAGING—0.7%
Ingevity Corp. (a)	3,870	312,928
Myers Industries, Inc.	4,580	87,936
		400,864
DIVERSIFIED CONSUMER SERVICES—0.7%
American Public Education, Inc. (a)	3,900	164,190
Capella Education Co.	880	86,856
Career Education Corp. (a)	4,710	76,161
Strayer Education, Inc.	760	85,887
		413,094
DIVERSIFIED TELECOMMUNICATION SERVICES—1.4%
8x8, Inc. (a)	6,310	126,516
ATN International, Inc.	1,320	69,656
Cincinnati Bell, Inc. (a)	3,160	49,612
Cogent Communications Holdings, Inc.	3,200	170,880
Consolidated Communications Holdings, Inc.	3,970	49,069
Iridium Communications, Inc. (a)	10,490	168,889
Vonage Holdings Corp. (a)	12,850	165,637
		800,259
ELECTRICAL EQUIPMENT—0.6%
AZZ, Inc.	1,800	78,210
Encore Wire Corp.	1,700	80,665
Franklin Electric Co., Inc.	4,130	186,263
		345,138
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—4.5%
Anixter International, Inc. (a)	2,180	137,994
Badger Meter, Inc.	2,110	94,317
Benchmark Electronics, Inc.	3,960	115,434
Control4 Corp. (a)	5,090	123,738
CTS Corp.	2,780	100,080
Daktronics, Inc.	9,940	84,589
Electro Scientific Industries, Inc. (a)	4,390	69,230
ePlus, Inc. (a)	1,060	99,746
Fabrinet (a)	2,610	96,283
FARO Technologies, Inc. (a)	1,290	70,111
II-VI, Inc. (a)	3,780	164,241
Insight Enterprises, Inc. (a)	2,820	137,983
Itron, Inc. (a)	3,150	189,157
KEMET Corp. (a)	5,430	131,134
Methode Electronics, Inc.	2,500	100,750
MTS Systems Corp.	1,320	69,498
OSI Systems, Inc. (a)	1,360	105,169
Plexus Corp. (a)	2,470	147,064
Rogers Corp. (a)	1,610	179,451
Sanmina Corp. (a)	5,140	150,602
ScanSource, Inc. (a)	2,400	96,720
TTM Technologies, Inc. (a)	7,390	130,286
		2,593,577
ENERGY EQUIPMENT & SERVICES—3.2%
Archrock, Inc.	10,760	129,120
C&J Energy Services, Inc. (a)	3,940	92,984
Era Group, Inc. (a)	5,770	74,721
Exterran Corp. (a)	2,910	72,866
Geospace Technologies Corp. (a)	2,460	34,588
Helix Energy Solutions Group, Inc. (a)	18,730	156,021
Newpark Resources, Inc. (a)	16,660	180,761
Noble Corp. plc (a)	28,070	177,683
Oil States International, Inc. (a)	4,250	136,425
Pioneer Energy Services Corp. (a)	36,020	210,717
ProPetro Holding Corp. (a)	10,860	170,285
SEACOR Holdings, Inc. (a)	1,250	71,587
TETRA Technologies, Inc. (a)	11,700	52,065
U.S. Silica Holdings, Inc.	6,050	155,425
Unit Corp. (a)	4,730	120,899
		1,836,147
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—5.5%
Acadia Realty Trust	5,320	145,608
Agree Realty Corp.	1,980	104,485
American Assets Trust, Inc.	3,790	145,119
Armada Hoffler Properties, Inc.	8,590	127,991
CareTrust REIT, Inc.	5,220	87,122
CBL & Associates Properties, Inc.	9,280	51,690
Chesapeake Lodging Trust	3,710	117,384

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)—5.5%, continued
DiamondRock Hospitality Co.	14,040	$172,411
EastGroup Properties, Inc.	2,720	259,923
Four Corners Property Trust, Inc.	4,110	101,229
Franklin Street Properties Corp.	7,520	64,371
Global Net Lease, Inc. (a)	630	12,871
Government Properties Income Trust	6,310	100,014
Hersha Hospitality Trust	2,630	56,414
Independence Realty Trust, Inc.	16,080	165,785
Kite Realty Group Trust	5,340	91,207
Lexington Realty Trust	19,510	170,322
LTC Properties, Inc.	2,270	97,020
National Storage Affiliates Trust	4,190	129,136
Pennsylvania Real Estate Investment Trust	8,260	90,778
PS Business Parks, Inc.	1,590	204,315
Retail Opportunity Investments Corp.	7,190	137,760
Saul Centers, Inc.	1,440	77,155
Summit Hotel Properties, Inc.	9,270	132,654
Universal Health Realty Income Trust	1,650	105,567
Washington Prime Group, Inc.	23,940	194,153
		3,142,484
FOOD & STAPLES RETAILING—0.3%
Andersons, Inc. (The)	1,860	63,612
SpartanNash Co.	2,920	74,519
SUPERVALU, INC. (a)	2,687	55,137
		193,268
FOOD PRODUCTS—1.5%
B&G Foods, Inc.	4,680	139,932
Calavo Growers, Inc.	1,050	100,957
Cal-Maine Foods, Inc. (a)	3,150	144,428
Darling Ingredients, Inc. (a)	11,730	233,192
J & J Snack Foods Corp.	1,600	243,952
		862,461
GAS UTILITIES—1.3%
Northwest Natural Gas Co.	2,480	158,224
South Jersey Industries, Inc.	6,330	211,865
Spire, Inc.	5,560	392,814
		762,903
HEALTH CARE EQUIPMENT & SUPPLIES—3.3%
Abaxis, Inc.	1,520	126,175
AngioDynamics, Inc. (a)	3,020	67,165
CryoLife, Inc. (a)	3,830	106,665
Heska Corp. (a)	480	49,819
Inogen, Inc. (a)	1,750	326,078
Integer Holdings Corp. (a)	2,180	140,937
Invacare Corp.	3,570	66,402
LeMaitre Vascular, Inc.	1,550	51,894
Meridian Bioscience, Inc.	4,390	69,801
Merit Medical Systems, Inc. (a)	3,140	160,768
Neogen Corp. (a)	3,153	252,839
OraSure Technologies, Inc. (a)	6,510	107,220
Orthofix International N.V. (a)	1,040	59,093
Tactile Systems Technology, Inc. (a)	2,490	129,480
Varex Imaging Corp. (a)	4,550	168,759
		1,883,095
HEALTH CARE PROVIDERS & SERVICES—3.9%
Aceto Corp.	4,945	16,566
Amedisys, Inc. (a)	2,810	240,143
AMN Healthcare Services, Inc. (a)	3,380	198,068
BioTelemetry, Inc. (a)	2,040	91,800
Community Health Systems, Inc. (a)	12,210	40,537
CorVel Corp. (a)	1,030	55,620
Cross Country Healthcare, Inc. (a)	13,360	150,300
Ensign Group, Inc. (The)	3,400	121,788
HealthEquity, Inc. (a)	4,070	305,657
Kindred Healthcare, Inc. (a)	7,520	67,680
LHC Group, Inc. (a)	2,820	241,364
Magellan Health, Inc. (a)	1,600	153,520
Owens & Minor, Inc.	3,670	61,326
Providence Service Corp. (The) (a)	1,220	95,831
Select Medical Holdings Corp. (a)	11,670	211,810
Tivity Health, Inc. (a)	2,400	84,480
U.S. Physical Therapy, Inc.	850	81,600
		2,218,090
HEALTH CARE SERVICES—0.3%
Diplomat Pharmacy, Inc. (a)	7,240	185,054

HEALTH CARE TECHNOLOGY—0.7%
HealthStream, Inc.	2,180	59,536
HMS Holdings Corp. (a)	5,890	127,342
Omnicell, Inc. (a)	2,840	148,958
Quality Systems, Inc. (a)	4,120	80,340
		416,176
HOTELS, RESTAURANTS & LEISURE—2.5%
Belmond Ltd. - Class A (a)	6,450	71,917
Chuy's Holdings, Inc. (a)	2,270	69,689
Dave & Buster's Entertainment, Inc. (a)	3,440	163,744
Dine Brands Global, Inc.	2,520	188,496
Fiesta Restaurant Group, Inc. (a)	3,740	107,338
Marcus Corp. (The)	1,880	61,100
Marriott Vacations Worldwide Corp.	1,800	203,328
Red Robin Gourmet Burgers, Inc. (a)	1,120	52,192
Shake Shack, Inc. - Class A (a)	1,400	92,652
Sonic Corp.	5,480	188,622
Wingstop, Inc.	4,060	211,607
		1,410,685
HOUSEHOLD DURABLES—2.2%
Cavco Industries, Inc. (a)	790	164,044
Ethan Allen Interiors, Inc.	2,030	49,735
Installed Building Products, Inc. (a)	2,400	135,720
iRobot Corp. (a)	1,930	146,236
La-Z-Boy, Inc.	3,670	112,302
LGI Homes, Inc. (a)	1,640	94,677
M.D.C. Holdings, Inc.	3,402	104,680
M/I Homes, Inc. (a)	1,900	50,312
Meritage Homes Corp. (a)	2,680	117,786
TopBuild Corp. (a)	2,710	212,301
William Lyon Homes - Class A (a)	2,360	54,752
		1,242,545
HOUSEHOLD PRODUCTS—0.8%
Central Garden & Pet Co. - Class A (a)	3,330	134,765
WD-40 Co.	2,050	299,813
		434,578

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
INDUSTRIAL CONGLOMERATES—0.3%
Raven Industries, Inc.	4,490	$172,641

INSURANCE—3.3%
American Equity Investment Life Holding Co.	6,800	244,800
AMERISAFE, Inc.	1,540	88,935
Employers Holdings, Inc.	2,590	104,118
HCI Group, Inc.	570	23,695
Horace Mann Educators Corp.	3,080	137,368
Infinity Property & Casualty Corp.	1,450	206,407
Maiden Holdings Ltd.	5,990	46,422
Navigators Group, Inc. (The)	2,540	144,780
ProAssurance Corp.	3,540	125,493
RLI Corp.	2,580	170,770
Safety Insurance Group, Inc.	1,790	152,866
Selective Insurance Group, Inc.	3,910	215,050
Stewart Information Services Corp.	1,710	73,650
United Fire Group, Inc.	1,370	74,679
Universal Insurance Holdings, Inc.	2,220	77,922
		1,886,955
INTERNET & DIRECT MARKETING RETAIL—0.7%
Nutrisystem, Inc.	2,150	82,775
PetMed Express, Inc.	1,670	73,564
Shutterfly, Inc. (a)	2,500	225,075
		381,414
INTERNET SOFTWARE & SERVICES—1.5%
Alarm.com Holdings, Inc. (a)	2,120	85,606
Blucora, Inc. (a)	3,190	118,030
LivePerson, Inc. (a)	4,880	102,968
NIC, Inc.	4,840	75,262
Shutterstock, Inc. (a)	2,450	116,277
SPS Commerce, Inc. (a)	1,280	94,054
Stamps.com, Inc. (a)	1,120	283,416
		875,613
IT SERVICES—1.6%
Cardtronics plc - Class A (a)	3,300	79,794
CSG Systems International, Inc.	2,660	108,714
ExlService Holdings, Inc. (a)	2,360	133,600
Perficient, Inc. (a)	3,200	84,384
Sykes Enterprises, Inc. (a)	3,400	97,852
Travelport Worldwide Ltd.	11,850	219,699
TTEC Holdings, Inc.	1,960	67,718
Virtusa Corp. (a)	2,370	115,371
		907,132
LEISURE PRODUCTS—0.3%
Callaway Golf Co.	8,680	164,660

LIFE SCIENCES TOOLS & SERVICES—0.5%
Cambrex Corp. (a)	2,535	132,581
Luminex Corp.	4,580	135,247
		267,828
MACHINERY—5.7%
Actuant Corp. - Class A	4,520	132,662
Alamo Group, Inc.	690	62,348
Albany International Corp. - Class A	2,090	125,714
Astec Industries, Inc.	1,530	91,494
Barnes Group, Inc.	3,690	217,341
Briggs & Stratton Corp.	3,210	56,528
Chart Industries, Inc. (a)	2,270	140,014
CIRCOR International, Inc.	1,270	46,939
EnPro Industries, Inc.	1,980	138,501
ESCO Technologies, Inc.	1,900	109,630
Federal Signal Corp.	4,870	113,422
Greenbrier Cos., Inc. (The)	2,030	107,083
Harsco Corp. (a)	6,320	139,672
Hillenbrand, Inc.	7,300	344,195
John Bean Technologies Corp.	2,085	185,356
Lindsay Corp.	840	81,472
Lydall, Inc. (a)	1,350	58,927
Mueller Industries, Inc.	4,570	134,861
Proto Labs, Inc. (a)	1,720	204,594
SPX Corp. (a)	3,480	121,974
SPX FLOW, Inc. (a)	2,860	125,182
Standex International Corp.	1,630	166,586
Tennant Co.	1,310	103,490
Wabash National Corp.	4,440	82,850
Watts Water Technologies, Inc. - Class A	2,220	174,048
		3,264,883
MARINE—0.2%
Matson, Inc.	3,030	116,291

MEDIA—0.8%
Gannett Co., Inc.	8,110	86,777
New Media Investment Group, Inc.	4,350	80,388
Scholastic Corp.	2,210	97,925
World Wrestling Entertainment, Inc. - Class A	2,990	217,732
		482,822
METALS & MINING—0.4%
Materion Corp.	2,680	145,122
Olympic Steel, Inc.	4,480	91,437
		236,559
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS)—0.7%
Apollo Commercial Real Estate Finance, Inc.	9,860	180,241
Capstead Mortgage Corp.	12,570	112,501
Invesco Mortgage Capital, Inc.	6,430	102,237
		394,979
MULTI-UTILITIES—0.6%
Avista Corp.	6,110	321,753

OIL, GAS & CONSUMABLE FUELS—0.6%
Cloud Peak Energy, Inc. (a)	22,230	77,583
Denbury Resources, Inc. (a)	24,230	116,546
Green Plains, Inc.	9,480	173,484
		367,613
PAPER & FOREST PRODUCTS—1.2%
Boise Cascade Co.	3,890	173,883
Clearwater Paper Corp. (a)	1,150	26,565
KapStone Paper and Packaging Corp.	7,190	248,055
Neenah, Inc.	2,500	212,125
		660,628
PERSONAL PRODUCTS—0.7%
Medifast, Inc.	2,310	369,970

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
PHARMACEUTICALS—1.0%
Amphastar Pharmaceuticals, Inc. (a)	3,400	$51,884
Depomed, Inc. (a)	2,130	14,207
Innoviva, Inc. (a)	9,270	127,926
Medicines Co. (The) (a)	4,760	174,692
Supernus Pharmaceuticals, Inc. (a)	3,420	204,687
		573,396
PROFESSIONAL SERVICES—2.4%
ASGN, Inc. (a)	3,380	264,282
Exponent, Inc.	4,040	195,132
Insperity, Inc.	2,780	264,795
Kelly Services, Inc. - Class A	2,590	58,145
Korn/Ferry International	4,520	279,924
Navigant Consulting, Inc. (a)	4,350	96,309
TrueBlue, Inc. (a)	3,620	97,559
WageWorks, Inc. (a)	2,490	124,500
		1,380,646
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.3%
HFF, Inc. - Class A	2,570	88,280
RE/MAX Holdings, Inc. - Class A	1,260	66,087
		154,367
ROAD & RAIL—0.7%
ArcBest Corp.	1,760	80,432
Heartland Express, Inc.	5,750	106,663
Marten Transport Ltd.	3,300	77,385
Saia, Inc. (a)	1,850	149,572
		414,052
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.1%
Advanced Energy Industries, Inc. (a)	2,880	167,299
Axcelis Technologies, Inc. (a)	3,000	59,400
Brooks Automation, Inc.	5,540	180,715
Cabot Microelectronics Corp.	1,630	175,323
CEVA, Inc. (a)	1,740	52,548
Diodes, Inc. (a)	2,910	100,308
Kulicke & Soffa Industries, Inc.	5,390	128,390
MaxLinear, Inc. (a)	3,800	59,242
Nanometrics, Inc. (a)	2,070	73,299
Power Integrations, Inc.	1,970	143,908
Rambus, Inc. (a)	7,285	91,354
Rudolph Technologies, Inc. (a)	2,700	79,920
Semtech Corp. (a)	4,710	221,605
SolarEdge Technologies, Inc. (a)	3,170	151,685
Veeco Instruments, Inc. (a)	3,481	49,604
Xperi Corp.	3,380	54,418
		1,789,018
SOFTWARE—1.8%
Agilysys, Inc. (a)	6,190	95,945
Bottomline Technologies (de), Inc. (a)	3,210	159,954
Ebix, Inc.	1,900	144,875
MicroStrategy, Inc. - Class A (a)	680	86,870
Monotype Imaging Holdings, Inc.	3,610	73,283
Progress Software Corp.	3,880	150,622
Qualys, Inc. (a)	2,220	187,146
TiVo Corp.	8,170	109,886
		1,008,581
SPECIALTY RETAIL—4.0%
Abercrombie & Fitch Co. - Class A	5,900	144,432
Asbury Automotive Group, Inc. (a)	1,760	120,648
ascena retail group, inc. (a)	24,820	98,908
Caleres, Inc.	3,100	106,609
Chico's FAS, Inc.	9,750	79,365
Children's Place, Inc. (The)	1,390	167,912
DSW, Inc. - Class A	2,890	74,620
Express, Inc. (a)	6,430	58,835
GameStop Corp. - Class A	4,120	60,028
Genesco, Inc. (a)	1,570	62,329
Group 1 Automotive, Inc.	1,380	86,940
Guess?, Inc.	9,260	198,164
Hibbett Sports, Inc. (a)	3,770	86,333
Lithia Motors, Inc. - Class A	1,650	156,040
Lumber Liquidators Holdings, Inc. (a)	2,930	71,346
MarineMax, Inc. (a)	2,510	47,564
Monro, Inc.	2,320	134,792
Office Depot, Inc.	22,400	57,120
RH (a)	1,400	195,580
Sleep Number Corp. (a)	3,400	98,668
Tailored Brands, Inc.	5,280	134,746
Vitamin Shoppe, Inc. (a)	8,290	57,615
		2,298,594
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.5%
Cray, Inc. (a)	3,130	76,998
Electronics For Imaging, Inc. (a)	3,390	110,378
Super Micro Computer, Inc. (a)	4,440	105,006
		292,382
TEXTILES, APPAREL & LUXURY GOODS—2.0%
Crocs, Inc. (a)	6,870	120,981
Fossil Group, Inc. (a)	2,270	60,995
G-III Apparel Group Ltd. (a)	5,110	226,884
Movado Group, Inc.	1,630	78,729
Oxford Industries, Inc.	1,855	153,928
Steven Madden Ltd.	5,170	274,527
Wolverine World Wide, Inc.	7,210	250,691
		1,166,735
THRIFTS & MORTGAGE FINANCE—1.5%
BofI Holding, Inc. (a)	3,910	159,958
Dime Community Bancshares, Inc.	2,440	47,580
HomeStreet, Inc. (a)	2,050	55,248
Meta Financial Group, Inc.	800	77,920
NMI Holdings, Inc. - Class A (a)	2,990	48,737
Northwest Bancshares, Inc.	7,750	134,772
Provident Financial Services, Inc.	4,170	114,800
TrustCo Bank Corp.	11,340	100,926
Walker & Dunlop, Inc.	2,200	122,430
		862,371
TRADING COMPANIES & DISTRIBUTORS—0.7%
Applied Industrial Technologies, Inc.	2,920	204,838
DXP Enterprises, Inc. (a)	1,540	58,828
Veritiv Corp. (a)	3,660	145,851
		409,517

See accompanying notes to financial statements.

Schedule of Investments, continued

Praxis Small Cap Index Fund
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
COMMON STOCKS—98.3%, continued
WATER UTILITIES—0.7%
American States Water Co.	3,640	$208,062
California Water Service Group	4,300	167,485
		375,547
TOTAL COMMON STOCKS (COST $48,438,361)		56,345,809

	COUPON	MATURITY	PRINCIPAL AMOUNT	FAIR VALUE
CORPORATE NOTES—0.9%
COMMUNITY DEVELOPMENT—0.9%
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/20	$175,000	$171,050
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/15/23	330,000	328,795
TOTAL CORPORATE NOTES (COST $505,000)				499,845

TOTAL INVESTMENTS (COST $48,943,361)—99.2%				$56,845,654
Other Assets in Excess of Liabilities—0.8%				491,143
NET ASSETS—100.0%				$57,336,797

(a)	Non-income producing security.
(b)	Restricted and illiquid securities not registered under the Securities Act of 1933 were as follows:

	Acquisition Date	Current Cost	Fair Value	% of Net Assets
Calvert Social Investment Foundation, Inc. 1.50%, 06/15/20	06/15/17	$175,000	$171,050	0.3%
Calvert Social Investment Foundation, Inc. 3.00%, 06/15/23	06/15/18	330,000	328,795	0.6%
		$505,000	$499,845	0.9%

plc —	Public Liability Company
REIT —	Real Estate Investment Trust

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Conservative Portfolio
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS—100.0%
DEBT FUND—70.1%
Praxis Impact Bond Fund - Class I	1,580,685	$15,901,696

EQUITY FUND—29.9%
Praxis Growth Index Fund - Class I	84,078	2,091,026
Praxis International Index Fund - Class I	180,618	2,044,591
Praxis Small Cap Index Fund - Class I	54,369	558,908
Praxis Value Index Fund - Class I	154,427	2,095,573
		6,790,098
TOTAL MUTUAL FUNDS (COST $20,630,273)		22,691,794

TOTAL INVESTMENTS (COST $20,630,273)—100.0%		$22,691,794
Other Assets in Excess of Liabilities—0.0% (a)		1,951
NET ASSETS—100.0%		$22,693,745

(a)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Balanced Portfolio
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS—100.0%
DEBT FUND—40.1%
Praxis Impact Bond Fund - Class I	2,974,847	$29,926,958

EQUITY FUND—59.9%
Praxis Growth Index Fund - Class I	479,305	11,920,319
Praxis International Index Fund - Class I	1,189,571	13,465,949
Praxis Small Index Cap Fund - Class I	716,115	7,361,660
Praxis Value Index Fund - Class I	879,952	11,940,945
		44,688,873
TOTAL MUTUAL FUNDS (COST $60,782,310)		74,615,831

TOTAL INVESTMENTS (COST $60,782,310)—100.0%		$74,615,831
Liabilities in Excess of Other Assets—(0.0%) (a)		(21,809)
NET ASSETS—100.0%		$74,594,022

(a)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

Schedule of Investments

Praxis Genesis Growth Portfolio
June 30, 2018 (unaudited)

	SHARES	FAIR VALUE
MUTUAL FUNDS—100.0%
DEBT FUND—20.1%
Praxis Impact Bond Fund - Class I	1,304,892	$13,127,211

EQUITY FUND—80.0%
Praxis Growth Index Fund - Class I	538,951	13,403,706
Praxis International Index Fund - Class I	1,391,404	15,750,691
Praxis Small Index Cap Fund - Class I	942,491	9,688,810
Praxis Value Index Fund - Class I	989,312	13,424,967
		52,268,174
TOTAL MUTUAL FUNDS (COST $49,345,652)		65,395,385

TOTAL INVESTMENTS (COST $49,345,652)—100.0%		$65,395,385
Liabilities in Excess of Other Assets—(0.0%) (a)		(20,765)
NET ASSETS—100.0%		$65,374,620

(a)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

Statements of Assets & Liabilities

June 30, 2018 (unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Assets
Total investments in unaffiliated securities, at cost	$543,518,193	$218,475,491	$153,048,800	$147,649,335	$48,943,361
Investments in unaffiliated securities, at fair value	$537,112,552	$276,017,042	$190,814,236	$268,278,870	$56,845,654
Cash	4,895,285	6,260,601	577,813	441,223	145,315
Receivable for investments sold	9,152	—	—	—	—
Receivable for capital shares sold	798,666	187,306	147,186	438,523	319,815
Receivable for dividends and interest	4,426,281	753,573	288,369	122,880	59,850
Receivable for tax reclaims	—	343,837	—	—	—
Prepaid expenses	59,406	39,759	35,189	35,330	23,899
Total Assets	547,301,342	283,602,118	191,862,793	269,316,826	57,394,533

Liabilities
Distributions payable	508,084	—	—	—	—
Payable for capital shares redeemed	346,585	69,605	64,334	106,904	12,846
Payable for investments purchased	—	5,316,898	—	—
Accrued expenses and other payables:
Investment advisory fees	178,491	111,601	47,793	67,931	12,622
Administration fees	23,258	12,021	8,330	11,863	2,557
Distribution fees	13,416	3,133	4,428	16,674	996
Other	104,053	53,852	33,423	52,973	28,715
Total Liabilities	1,173,887	5,567,110	158,308	256,345	57,736

Net Assets	$546,127,455	$278,035,008	$191,704,485	$269,060,481	$57,336,797

Components of Net Assets
Paid-in capital	$553,504,604	$234,528,426	$143,328,448	$136,993,891	$47,198,100
Accumulated (distributions in excess of) net investment income	(363,388)	3,234,474	2,922,514	2,370,814	218,669
Accumulated net realized gains (losses) on investments and foreign currency transactions	(608,120)	(17,269,609)	7,688,087	9,066,241	2,017,735
Net unrealized appreciation (depreciation):
investments	(6,405,641)	57,541,551	37,765,436	120,629,535	7,902,293
foreign currency translations	—	166	—	—	—
Net Assets	$546,127,455	$278,035,008	$191,704,485	$269,060,481	$57,336,797

Pricing of Class A Shares
Net assets attributable to Class A shares	$63,955,842	$14,824,196	$21,378,857	$79,733,051	$4,768,244
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,329,025	1,321,320	1,569,227	3,235,603	505,402
Net asset value, offering price and redemption price per share	$10.11	$11.22	$13.62	$24.64	$9.43
Maximum sales charge	3.75%	5.25%	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$10.50	$11.84	$14.37	$26.01	$9.95

Pricing of Class I Shares
Net assets attributable to Class I shares	$482,171,613	$263,210,812	$170,325,628	$189,327,430	$52,568,553
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	47,921,845	23,257,867	12,549,563	7,613,914	5,116,061
Net asset value and redemption price per share	$10.06	$11.32	$13.57	$24.87	$10.28

See accompanying notes to financial statements.

Statements of Assets & Liabilities, continued

June 30, 2018 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Assets
Total investments in affiliated securities, at cost	$20,630,273	$60,782,310	$49,345,652
Investments in affiliated securities, at fair value	$22,691,794	$74,615,831	$65,395,385
Cash	2,483	682	717
Receivable for investments sold	53,206	17,845	4,698
Receivable for capital shares sold	2,775	3,449	3,132
Receivable for dividends and interest	35,254	66,208	29,037
Prepaid expenses	12,748	16,524	13,521
Total Assets	22,798,260	74,720,539	65,446,490

Liabilities
Distributions payable	356	215	—
Payable for capital shares redeemed	55,537	20,733	6,481
Payable for investments purchased	35,254	66,208	29,037
Accrued expenses and other payables:
Investment advisory fees	561	3,087	2,714
Administration fees	565	1,855	1,632
Distribution fees	4,702	15,434	13,568
Other	7,540	18,985	18,438
Total Liabilities	104,515	126,517	71,870

Net Assets	$22,693,745	$74,594,022	$65,374,620

Components of Net Assets
Paid-in capital	$20,519,233	$59,426,645	$47,825,806
Accumulated net investment loss/distributions in excess of net investment income	(447)	(1,514)	(14,541)
Accumulated net realized gains on investments	113,438	1,335,370	1,513,622
Net unrealized appreciation on investments	2,061,521	13,833,521	16,049,733
Net Assets	$22,693,745	$74,594,022	$65,374,620

Pricing of Class A Shares
Net assets attributable to Class A shares	$22,693,745	$74,594,022	$65,374,620
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,961,338	5,435,846	4,280,403
Net asset value, offering price and redemption price per share	$11.57	$13.72	$15.27
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share [(100%/(100%-Maximum Sales Charge)) of net asset value adjusted to the nearest cent]	$12.21	$14.48	$16.12

See accompanying notes to financial statements.

Statements of Operations

For the six months ended June 30, 2018 (unaudited)

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Investment income
Dividends	$90,150	$5,560,576	$2,420,212	$1,799,017	$362,425
Foreign tax withholding	(1,216)	(700,021)	—	(14,245)	(135)
Interest	7,963,144	17,923	10,335	15,036	3,104
Total Investment Income	8,052,078	4,878,478	2,430,547	1,799,808	365,394

Expenses
Investment advisory fees	1,048,051	714,989	285,827	397,044	82,549
Administration fees	137,760	74,636	50,091	69,609	14,478
Distribution fees - Class A	101,957	24,683	30,156	108,730	6,542
Transfer agent fees - Class A	62,324	20,037	17,060	52,268	6,651
Transfer agent fees - Class I	10,479	5,831	7,736	9,289	2,232
Professional fees	43,335	27,782	11,232	28,201	5,347
Registration fees - Class A	18,624	14,281	11,225	15,598	15,282
Registration fees - Class I	4,839	5,072	6,737	3,711	2,237
Trustee fees and expenses	32,163	19,779	11,748	17,528	3,259
Pricing fees	36,711	28,814	3,284	3,446	6,291
Custodian fees	20,101	19,440	4,827	1,425	3,235
Insurance expense	14,246	7,844	5,382	7,249	1,495
Shareholder report printing fees - Class A	4,831	3,340	1,452	3,830	776
Shareholder report printing fees - Class I	1,709	839	1,035	1,408	248
Postage and supplies	492	1,598	1,572	1,697	1,258
Other expenses	20,217	2,231	5,573	3,767	7,095
Total Expenses	1,557,839	971,196	454,937	724,800	158,975
Expenses reduced by Investment Adviser	(6,170)	—	—	—	(12,250)
Net Expenses	1,551,669	971,196	454,937	724,800	146,725

Net Investment Income	6,500,409	3,907,282	1,975,610	1,075,008	218,669

Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments	(291,100)	(312,880)	641,417	1,424,619	1,989,072
Net realized gains on foreign currency transactions	—	30,862	—	1,472	—
Change in unrealized appreciation (depreciation) of investments	(13,892,749)	(14,100,223)	(4,967,411)	15,576,521	3,031,500
Change in unrealized appreciation (depreciation) of foreign currency translations	—	(4,630)	—	(1,645)	—
Net Realized and Unrealized Gains (Losses) on Investments and Foreign Currency Transactions	(14,183,849)	(14,386,871)	(4,325,994)	17,000,967	5,020,572
Net Change in Net Assets from Operations	$(7,683,440)	$(10,479,589)	$(2,350,384)	$18,075,975	$5,239,241

See accompanying notes to financial statements.

Statements of Operations, continued

For the six months ended June 30, 2018 (unaudited)

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Investment income
Dividends from affiliates	$209,018	$387,498	$168,409

Expenses
Distribution fees - Class A	28,087	92,155	80,788
Transfer agent fees	12,401	38,891	47,710
Investment advisory fees	5,617	18,432	16,158
Registration fees and filing fees	10,221	11,229	11,175
Administration fees	3,371	11,064	9,700
Professional fees	4,299	7,584	7,039
Shareholder report printing fees	1,454	3,093	3,639
Postage and supplies	905	905	905
Custodian fees	356	516	466
Trustee fees and expenses	130	426	376
Insurance expense	64	201	179
Other expenses	2,750	7,188	4,815
Total Expenses	69,655	191,684	182,950
Expenses reduced by Investment Adviser	(2,250)	—	—
Net Expenses	67,405	191,684	182,950

Net Investment Income (loss)	141,613	195,814	(14,541)

Realized and Unrealized Gains (Losses) on Investments in Affiliates
Net realized gains (losses) on investments in affiliates	5,331	(49,524)	(97,933)
Change in unrealized appreciation (depreciation) of investments in affiliates	(349,834)	156,893	905,897
Net Realized and Unrealized Gains (Losses) on Investments in Affiliates	(344,503)	107,369	807,964
Net Change in Net Assets from Operations	$(202,890)	$303,183	$793,423

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Praxis Impact Bond Fund		Praxis International Index Fund
	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
From Operations
Net investment income	$6,500,409	$11,455,708	$3,907,282	$4,274,908
Net realized gains (losses) from investments and foreign currency transactions	(291,100)	993,641	(282,018)	(3,009,075)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	(13,892,749)	3,888,120	(14,104,853)	54,233,612
Net Change in Net Assets from Operations	(7,683,440)	16,337,469	(10,479,589)	55,499,445

Distributions to Shareholders
From net investment income
Class A	(891,674)	(1,915,858)	—	(324,288)
Class I	(6,003,537)	(10,306,248)	—	(4,377,761)
Change in Net Assets from Distributions to Shareholders	(6,895,211)	(12,222,106)	—	(4,702,049)

Change in Net Assets from Capital Transactions (Note 6)	37,003,522	54,678,411	4,632,764	40,609,352
Change in Net Assets	22,424,871	58,793,774	(5,846,825)	91,406,748

Net Assets
Beginning of period	523,702,584	464,908,810	283,881,833	192,475,085
End of period	$546,127,455	$523,702,584	$278,035,008	$283,881,833

Accumulated (Distributions in Excess of) Net Investment Income	$(363,388)	$31,414	$3,234,474	$(703,670)

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Index Fund
	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
From Operations
Net investment income	$1,975,610	$3,516,691	$1,075,008	$2,477,517	$218,669	$388,375
Net realized gains from investments and foreign currency transactions	641,417	11,892,826	1,426,091	8,967,490	1,989,072	10,859,903
Net change in unrealized appreciation (depreciation) on investments and foreign currency translation	(4,967,411)	12,534,209	15,574,876	43,685,020	3,031,500	(5,834,932)
Net Change in Net Assets from Operations	(2,350,384)	27,943,726	18,075,975	55,130,027	5,239,241	5,413,346

Distributions to Shareholders
From net investment income
Class A	—	(239,329)	—	(310,125)	—	—
Class I	—	(2,330,458)	—	(1,141,411)	—	(397,085)
From net realized gains
Class A	—	(1,280,289)	—	(2,353,847)	—	(1,076,448)
Class I	—	(8,517,658)	—	(4,575,291)	—	(8,695,178)
Change in Net Assets from Distributions to Shareholders	—	(12,367,734)	—	(8,380,674)	—	(10,168,711)

Change in Net Assets from Capital Transactions (Note 6)	3,406,695	16,205,942	(8,512,441)	8,878,930	(1,366,879)	10,309,935
Change in Net Assets	1,056,311	31,781,934	9,563,534	55,628,283	3,872,362	5,554,570

Net Assets
Beginning of period	190,648,174	158,866,240	259,496,947	203,868,664	53,464,435	47,909,865
End of period	$191,704,485	$190,648,174	$269,060,481	$259,496,947	$57,336,797	$53,464,435

Accumulated Net Investment Income	$2,922,514	$946,904	$2,370,814	$1,294,334	$218,669	$—

See accompanying notes to financial statements.

Statements of Changes in Net Assets, continued

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017	For the Six Months Ended June 30, 2018 (Unaudited)	For the Year Ended December 31, 2017
From Operations
Net investment income (loss)	$141,613	$404,749	$195,814	$1,471,330	$(14,541)	$1,360,317
Net realized gains (losses) on investments in affiliates	5,331	294,727	(49,524)	1,079,228	(97,933)	911,216
Distribution of realized gains received from affiliates	—	206,053	—	1,620,349	—	2,003,882
Net change in unrealized appreciation (depreciation) on investments in affiliates	(349,834)	856,356	156,893	4,395,247	905,897	4,904,348
Net Change in Net Assets from Operations	(202,890)	1,761,885	303,183	8,566,154	793,423	9,179,763

Distributions to Shareholders
From net investment income
Class A	(142,060)	(410,499)	(197,328)	(1,505,328)	—	(1,405,774)
From net realized gains
Class A	—	(278,026)	—	(1,175,997)	—	(1,228,806)
Change in Net Assets from Distributions to Shareholders	(142,060)	(688,525)	(197,328)	(2,681,325)	—	(2,634,580)

Change in Net Assets from Capital Transactions (Note 6)	157,982	211,459	1,295,011	3,743,197	(353,344)	4,463,446
Change in Net Assets	(186,968)	1,284,819	1,400,866	9,628,026	440,079	11,008,629

Net Assets
Beginning of period	22,880,713	21,595,894	73,193,156	63,565,130	$64,934,541	53,925,912
End of period	$22,693,745	$22,880,713	$74,594,022	$73,193,156	$65,374,620	$64,934,541

Accumulated Net Investment Loss/Distributions in Excess of Net Investment Income	$(447)	$—	$(1,514)	$—	$(14,541)	$—

See accompanying notes to financial statements.

Financial Highlights

For a share outstanding throughout the period indicated

Praxis Impact Bond Fund - Class A

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of period	$10.39		$10.30	$10.32	$10.54	$10.27	$10.73
Net investment income(a)	0.11		0.21	0.20	0.23	0.24	0.25
Net realized and unrealized gains (losses) on investments	(0.28)		0.11	0.02	(0.19)	0.29	(0.42)
Total from investment operations	(0.17)		0.32	0.22	0.04	0.53	(0.17)
Less distributions:
Dividends from investment income	(0.11)		(0.23)	(0.23)	(0.25)	(0.26)	(0.28)
Distributions from net realized gains	—		—	(0.01)	(0.01)	—	(0.01)
Total distributions	(0.11)		(0.23)	(0.24)	(0.26)	(0.26)	(0.29)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$10.11		$10.39	$10.30	$10.32	$10.54	$10.27
Total return (excludes sales charge)	(1.62	%)(c)	3.11%	2.13%	0.33%	5.21%	(1.65%)
Net assets at end of period (in 000s)	$63,956		$91,048	$83,211	$79,999	$74,950	$69,784
Ratio of net expenses to average net assets	0.96	%(d)	0.93%	0.94%	0.93%	0.93%	0.94%
Ratio of net investment income to average net assets	2.10	%(d)	2.02%	1.87%	2.16%	2.32%	2.34%
Ratio of gross expenses to average net assets*	0.98	%(d)	0.98%	0.99%	0.98%	0.94%	0.99%
Portfolio turnover rate	11.07	%(c)	17.36%	16.05%	22.67%	16.48%	23.68%

Praxis Impact Bond Fund - Class I

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of period	$10.35		$10.25	$10.27	$10.50	$10.22	$10.69
Net investment income(a)	0.13		0.25	0.26	0.27	0.28	0.29
Net realized and unrealized gains (losses) on investments	(0.29)		0.11	0.00 (b)	(0.20)	0.30	(0.43)
Total from investment operations	(0.16)		0.36	0.26	0.07	0.58	(0.14)
Less distributions:
Dividends from investment income	(0.13)		(0.26)	(0.27)	(0.29)	(0.30)	(0.32)
Distributions from net realized gains	—		—	(0.01)	(0.01)	—	(0.01)
Total distributions	(0.13)		(0.26)	(0.28)	(0.30)	(0.30)	(0.33)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$10.06		$10.35	$10.25	$10.27	$10.50	$10.22
Total return (excludes sales charge)	(1.50	%)(c)	3.58%	2.55%	0.72%	5.66%	(1.26%)
Net assets at end of period (in 000s)	$482,172		$432,654	$381,697	$353,954	$330,742	$292,594
Ratio of expenses to average net assets	0.52	%(d)	0.54%	0.54%	0.54%	0.53%	0.54%
Ratio of net investment income to average net assets	2.55	%(d)	2.41%	2.41%	2.55%	2.73%	2.73%
Portfolio turnover rate	11.07	%(c)	17.36%	16.05%	22.67%	16.48%	23.68%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis International Index Fund - Class A

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of period	$11.69		$9.47	$9.15	$9.85	$10.64	$9.47
Net investment income(a)	0.12		0.13	0.13	0.14	0.20	0.14
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.59)		2.23	0.32	(0.71)	(0.81)	1.17
Total from investment operations	(0.47)		2.36	0.45	(0.57)	(0.61)	1.31
Less distributions:
Dividends from investment income	—		(0.14)	(0.13)	(0.13)	(0.18)	(0.14)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$11.22		$11.69	$9.47	$9.15	$9.85	$10.64
Total return (excludes sales charge)	(4.02	%)(c)	24.97%	4.97%	(5.76%)	(5.70%)	13.86%
Net assets at end of period (in 000s)	$14,824		$26,344	$18,877	$17,631	$18,370	$19,892
Ratio of expenses to average net assets	1.28	%(d)	1.26%	1.32%	1.33%	1.28%	1.43%
Ratio of net investment income to average net assets	1.97	%(d)	1.22%	1.45%	1.45%	1.88%	1.36%
Portfolio turnover rate	11.83	%(c)	5.22%	10.26%	4.48%	5.73%	11.36%

Praxis International Index Fund - Class I

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of period	$11.75		$9.51	$9.19	$9.89	$10.70	$9.51
Net investment income(a)	0.16		0.19	0.19	0.20	0.25	0.20
Net realized and unrealized gains (losses) on investments and foreign currencies	(0.59)		2.25	0.31	(0.71)	(0.82)	1.20
Total from investment operations	(0.43)		2.44	0.50	(0.51)	(0.57)	1.40
Less distributions:
Dividends from investment income	—		(0.20)	(0.18)	(0.19)	(0.24)	(0.21)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$11.32		$11.75	$9.51	$9.19	$9.89	$10.70
Total return (excludes sales charge)	(3.66	%)(c)	25.67%	5.48%	(5.19%)	(5.36%)	14.68%
Net assets at end of period (in 000s)	$263,211		$257,538	$173,598	$153,099	$154,074	$150,369
Ratio of expenses to average net assets	0.64	%(d)	0.72%	0.77%	0.78%	0.78%	0.80%
Ratio of net investment income to average net assets	2.84	%(d)	1.75%	2.01%	1.97%	2.35%	1.96%
Portfolio turnover rate	11.83	%(c)	5.22%	10.26%	4.48%	5.73%	11.36%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Value Index Fund - Class A

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of period	$13.82		$12.64	$11.17	$12.54	$11.21	$8.71
Net investment income(a)	0.11		0.21	0.19	0.20	0.18	0.14
Net realized and unrealized gains (losses) on investments	(0.31)		1.85	1.61	(1.00)	1.23	2.60
Total from investment operations	(0.20)		2.06	1.80	(0.80)	1.41	2.74
Less distributions:
Dividends from investment income	—		(0.13)	(0.23)	(0.28)	(0.08)	(0.24)
Distributions from net realized gains	—		(0.75)	(0.10)	(0.29)	—	—
Total distributions	—		(0.88)	(0.33)	(0.57)	(0.08)	(0.24)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$13.62		$13.82	$12.64	$11.17	$12.54	$11.21
Total return (excludes sales charge)	(1.45	%)(c)	16.31%	16.13%	(6.41%)	12.57%	31.33%
Net assets at end of period (in 000s)	$21,379		$25,057	$21,676	$17,453	$17,356	$16,275
Ratio of expenses to average net assets	0.90	%(d)	0.94%	0.94%	0.94%	0.87%	1.03%
Ratio of net investment income to average net assets	1.65	%(d)	1.58%	1.68%	1.62%	1.53%	1.40%
Portfolio turnover rate	1.79	%(c)	31.87%	48.26%	21.38%	20.53%	30.38%

Praxis Value Index Fund - Class I

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of period	$13.74		$12.56	$11.09	$12.46	$11.14	$8.65
Net investment income(a)	0.14		0.28	0.26	0.26	0.23	0.20
Net realized and unrealized gains (losses) on investments	(0.31)		1.85	1.60	(1.00)	1.22	2.59
Total from investment operations	(0.17)		2.13	1.86	(0.74)	1.45	2.79
Less distributions:
Dividends from investment income	—		(0.20)	(0.29)	(0.34)	(0.13)	(0.30)
Distributions from net realized gains	—		(0.75)	(0.10)	(0.29)	—	—
Total distributions	—		(0.95)	(0.39)	(0.63)	(0.13)	(0.30)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	—
Net asset value at end of period	$13.57		$13.74	$12.56	$11.09	$12.46	$11.14
Total return (excludes sales charge)	(1.24	%)(c)	16.91%	16.75%	(6.00%)	13.03%	32.26%
Net assets at end of period (in 000s)	$170,326		$165,591	$137,191	$113,927	$108,845	$93,118
Ratio of expenses to average net assets	0.42	%(d)	0.45%	0.44%	0.45%	0.45%	0.48%
Ratio of net investment income to average net assets	2.13	%(d)	2.07%	2.25%	2.11%	1.94%	1.95%
Portfolio turnover rate	1.79	%(c)	31.87%	48.26%	21.68%	20.53%	30.38%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Growth Index Fund - Class A

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of period	$23.05		$18.82	$17.68	$17.25	$15.19	$11.63
Net investment income(a)	0.07		0.17	0.15	0.18	0.12	0.10
Net realized and unrealized gains on investments and foreign currencies	1.52		4.78	1.11	0.46	2.05	3.58
Total from investment operations	1.59		4.95	1.26	0.64	2.17	3.68
Less distributions:
Dividends from investment income	—		(0.08)	(0.12)	(0.21)	(0.11)	(0.12)
Distributions from net realized gains	—		(0.64)	—	—	—	—
Total distributions	—		(0.72)	(0.12)	(0.21)	(0.11)	(0.12)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$24.64		$23.05	$18.82	$17.68	$17.25	$15.19
Total return (excludes sales charge)	6.90	%(c)	26.28%	7.15%	3.70%	14.26%	31.72%
Net assets at end of period (in 000s)	$79,733		$87,613	$67,007	$64,689	$55,833	$51,724
Ratio of expenses to average net assets	0.81	%(d)	0.85%	0.86%	0.84%	0.91%	1.01%
Ratio of net investment income to average net assets	0.55	%(d)	0.78%	0.86%	1.00%	0.73%	0.76%
Portfolio turnover rate	1.92	%(c)	27.49%	43.09%	18.68%	19.09%	14.82%

Praxis Growth Index Fund - Class I

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of period	$23.21		$18.93	$17.79	$17.34	$15.27	$11.68
Net investment income(a)	0.11		0.26	0.23	0.25	0.20	0.18
Net realized and unrealized gains on investments and foreign currencies	1.55		4.82	1.11	0.47	2.06	3.60
Total from investment operations	1.66		5.08	1.34	0.72	2.26	3.78
Less distributions:
Dividends from investment income	—		(0.16)	(0.20)	(0.27)	(0.19)	(0.19)
Distributions from net realized gains	—		(0.64)	—	—	—	—
Total distributions	—		(0.80)	(0.20)	(0.27)	(0.19)	(0.19)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$24.87		$23.21	$18.93	$17.79	$17.34	$15.27
Total return (excludes sales charge)	7.15	%(c)	26.78%	7.62%	4.10%	14.77%	32.26%
Net assets at end of period (in 000s)	$189,327		$171,884	$136,862	$122,311	$118,619	$100,561
Ratio of expenses to average net assets	0.42	%(d)	0.44%	0.44%	0.44%	0.42%	0.47%
Ratio of net investment income to average net assets	0.94	%(d)	1.18%	1.26%	1.38%	1.22%	1.31%
Portfolio turnover rate	1.92	%(c)	27.49%	43.09%	18.68%	19.09%	14.82%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Small Cap Index Fund - Class A

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of period	$8.63		$9.67	$9.45	$11.49	$13.80	$11.33
Net investment income (loss)(a)	0.01		0.02	(0.08)	(0.09)	(0.12)	(0.12)
Net realized and unrealized gains (losses) on investments	0.79		1.03	0.85	(0.41)	(0.43)	4.04
Total from investment operations	0.80		1.05	0.77	(0.50)	(0.55)	3.92
Less distributions:
Dividends from net realized gains	—		(2.09)	(0.55)	(1.54)	(1.76)	(1.45)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$9.43		$8.63	$9.67	$9.45	$11.49	$13.80
Total return (excludes sales charge)	9.27	%(c)	10.70%	8.18%	(4.53%)	(4.11%)	34.63%
Net assets at end of period (in 000s)	$4,768		$5,449	$5,771	$7,339	$7,664	$8,465
Ratio of net expenses to average net assets	1.13	%(d)	1.13%	1.67%	1.68%	1.69%	1.69%
Ratio of net investment income (loss) to average net assets	0.18	%(d)	0.21%	(1.45%)	(0.75%)	(0.95%)	(0.95%)
Ratio of gross expenses to average net assets*	1.60	%(d)	1.66%	1.76%	1.81%	1.70%	1.90%
Portfolio turnover rate	12.94	%(c)	103.54%	60.49%	75.84%	73.67%	49.25%

Praxis Small Cap Index Fund - Class I

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of period	$9.36		$10.35	$10.01	$12.01	$14.25	$11.59
Net investment income (loss)(a)	0.04		0.09	(0.02)	(0.01)	(0.04)	(0.04)
Net realized and unrealized gains (losses) on investments	0.88		1.09	0.91	(0.45)	(0.44)	4.15
Total from investment operations	0.92		1.18	0.89	(0.46)	(0.48)	4.11
Less distributions:
Dividends from investment income	—		(0.08)	—	—	—	—
Dividends from net realized gains	—		(2.09)	(0.55)	(1.54)	(1.76)	(1.45)
Total distributions	—		(2.17)	(0.55)	(1.54)	(1.76)	(1.45)
Paid-in capital from redemption fees	—		—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of period	$10.28		$9.36	$10.35	$10.01	$12.01	$14.25
Total return (excludes sales charge)	9.83	%(c)	11.22%	8.93%	(3.99%)	(3.49%)	35.53%
Net assets at end of period (in 000s)	$52,569		$48,015	$42,139	$39,824	$53,783	$68,762
Ratio of expenses to average net assets	0.47	%(d)	0.50%	1.00%	1.06%	1.02%	1.04%
Ratio of net investment income (loss) to average net assets	0.86	%(d)	0.85%	(0.13%)	(0.07%)	(0.28%)	(0.31%)
Portfolio turnover rate	12.94	%(c)	103.54%	60.49%	75.84%	73.67%	49.25%

*	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Conservative Portfolio - Class A

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of period	$11.75		$11.18	$10.97	$11.34	$11.10	$10.79
Net investment income(a)	0.07		0.21	0.19	0.22	0.21	0.23
Net realized and unrealized gains (losses) on investments	(0.18)		0.72	0.29	(0.31)	0.42	0.45
Total from investment operations	(0.11)		0.93	0.48	(0.09)	0.63	0.68
Less distributions:
Dividends from investment income	(0.07)		(0.21)	(0.21)	(0.22)	(0.21)	(0.23)
Distributions from net realized gains	—		(0.15)	(0.06)	(0.06)	(0.18)	(0.14)
Total distributions	(0.07)		(0.36)	(0.27)	(0.28)	(0.39)	(0.37)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$11.57		$11.75	$11.18	$10.97	$11.34	$11.10
Total return (excludes sales charge)	(0.91	%)(c)	8.36%	4.23%	(0.81%)	5.68%	6.28%
Net assets at end of period (in 000s)	$22,694		$22,881	$21,596	$19,718	$19,128	$18,045
Ratio of net expenses to average net assets†	0.60	%(d)	0.61%	0.58%	0.60%	0.60%	0.61%
Ratio of net investment income to average net assets†*	1.26	%(d)	1.83%	1.72%	1.95%	1.82%	2.04%
Ratio of gross expenses to average net assets†**	0.62	%(d)	0.64%	0.58%	0.63%	0.62%	0.64%
Portfolio turnover rate	7.06	%(c)	15.88%	11.42%	8.66%	10.78%	25.69%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
**	During the period, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Balanced Portfolio - Class A

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of period	$13.71		$12.55	$12.13	$12.76	$12.50	$11.14
Net investment income(a)	0.04		0.28	0.17	0.21	0.17	0.20
Net realized and unrealized gains (losses) on investments	0.01		1.40	0.64	(0.42)	0.49	1.50
Total from investment operations	0.05		1.68	0.81	(0.21)	0.66	1.70
Less distributions:
Dividends from investment income	(0.04)		(0.29)	(0.19)	(0.22)	(0.17)	(0.19)
Distributions from net realized gains	—		(0.23)	(0.20)	(0.20)	(0.23)	(0.15)
Total distributions	(0.04)		(0.52)	(0.39)	(0.42)	(0.40)	(0.34)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$13.72		$13.71	$12.55	$12.13	$12.76	$12.50
Total return (excludes sales charge)	0.29	%(c)	13.38%	6.58%	(1.66%)	5.30%	15.30%
Net assets at end of period (in 000s)	$74,594		$73,193	$63,565	$59,742	$57,611	$53,614
Ratio of expenses to average net assets†	0.52	%(d)	0.53%	0.55%	0.54%	0.58%	0.60%
Ratio of net investment income to average net assets†*	0.53	%(d)	2.15%	1.39%	1.65%	1.33%	1.65%
Portfolio turnover rate	4.26	%(c)	11.91%	10.29%	6.53%	10.26%	19.91%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
(a)	Net investment income per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Financial Highlights, continued

For a share outstanding throughout the period indicated

Praxis Genesis Growth Portfolio - Class A

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of period	$15.09		$13.47	$12.93	$13.79	$13.49	$11.40
Net investment income (loss)(a)	(0.00	)(b)	0.32	0.14	0.18	0.13	0.17
Net realized and unrealized gains (losses) on investments	0.18		1.93	0.87	(0.52)	0.56	2.26
Total from investment operations	0.18		2.25	1.01	(0.34)	0.69	2.43
Less distributions:
Dividends from investment income	—		(0.33)	(0.14)	(0.19)	(0.13)	(0.17)
Distributions from net realized gains	—		(0.30)	(0.33)	(0.33)	(0.26)	(0.17)
Total distributions	—		(0.63)	(0.47)	(0.52)	(0.39)	(0.34)
Paid-in capital from redemption fees	0.00	(b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of period	$15.27		$15.09	$13.47	$12.93	$13.79	$13.49
Total return (excludes sales charge)	1.19	%(c)	16.71%	7.82%	(2.49%)	5.09%	21.28%
Net assets at end of period (in 000s)	$65,375		$64,935	$53,925	$49,881	$49,670	$45,793
Ratio of net expenses to average net assets†	0.57	%(d)	0.60%	0.61%	0.62%	0.60%	0.60%**
Ratio of net investment income (loss) to average net assets†*	(0.04	%)(d)	2.29%	1.09%	1.33%	0.95%	0.57%
Portfolio turnover rate	5.93	%(c)	11.05%	9.32%	7.39%	8.81%	20.87%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.
*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.
**	During the year ended December 31, 2013, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratio would have been 0.66%.
(a)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the period.
(b)	Amount is less than $0.005 per share.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)	June 30, 2018

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware statuatory trust under a Declaration of Trust dated September 27, 1993, as amended and restated April 28, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2018, the Trust consists of the Praxis Impact Bond Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Index Fund, (individually a “Fund”, collectively “the Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio”, collectively “the Portfolios”). The Funds and Portfolios are also referred to individually as the Impact Bond Fund, International Index Fund, Value Index Fund, Growth Index Fund, Small Cap Index Fund, Conservative Portfolio, Balanced Portfolio and Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust. As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, each Fund and Portfolio follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

As of June 30, 2018, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A has a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Impact Bond Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

New Accounting Pronouncement:

In March, 2017, FASB issued Accounting Standards Update No. 2017-08 – Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (the “ASU”). The ASU shortens the amortization period for certain callable debt securities purchased at a premium by requiring that the premium be fully amortized by the earliest call date. The ASU does not require an accounting change for securities held at a discount, which continue to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying the ASU.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting year. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at fair values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and fair values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their debt investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established are reviewed by the Pricing Committee of the Funds and Portfolios (“Pricing Committee”) under general supervision of the Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued at amortized cost, which approximates fair value. The Portfolios’ investments in the Funds (the “Underlying Funds”) are valued at the closing net asset value per share.

Notes to Financial Statements (unaudited), continued	June 30, 2018

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Pricing Committee. In valuing restricted securities under the Valuation Procedures, the Pricing Committee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Pricing Committee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical securities

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities is not necessarily an indication of the risks associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days may be valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Trust determines transfers between fair value hierarchy levels at the reporting period end.

The aggregate value by input level, as of June 30, 2018, for each Fund’s and Portfolio’s investments are as follows:

Impact Bond Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Asset Backed Securities	$—	$11,330,803	$—	$11,330,803
Commercial Mortgage Backed Securities	—	2,978,152	—	2,978,152
Municipal Bonds	—	11,020,434	—	11,020,434
Corporate Bonds	—	206,574,562	—	206,574,562
Corporate Notes	—	5,352,056	—	5,352,056
Foreign Bonds	—	52,366,177	—	52,366,177
U.S. Government Agencies	—	244,017,734	—	244,017,734
Investment Companies	3,472,634	—	—	3,472,634
Total Investments	$3,472,634	$533,639,918	$—	$537,112,552

There were no transfers into or out of Level 1, 2 or 3 during the six months ended June 30, 2018.

International Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$272,930,496	$—	$—	$272,930,496
Preferred Stocks	639,107	—	—	639,107
Corporate Notes	—	2,447,439	—	2,447,439
Total Investments	$273,569,603	$2,447,439	$—	$276,017,042

The transfers from Level 2 to Level 1 at the end of the period were as a result of the Fund’s systematic application of the fair value trigger for international securities.

Of the International Index Fund Level 1 investments in Common Stocks presented above, $63,040,358 were considered Level 2 investments at the beginning of the reporting period.

Value Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$189,118,237	$—	$—	$189,118,237
Corporate Notes	—	1,695,999	—	1,695,999
Total Investments	$189,118,237	$1,695,999	$—	$190,814,236

There were no transfers into or out of Level 1, 2 or 3 during the six months ended June 30, 2018.

Notes to Financial Statements (unaudited), continued	June 30, 2018

The following table presents the Value Index Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended June 30, 2018.

Rights
Value, December 31, 2017	$6,706
Sales	(6,171)
Realized gains	6,171
Change in unrealized appreciation	(6,706)
Value, June 30, 2018	$—

Growth Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$265,951,348	$—	$—	$265,951,348
Corporate Notes	—	2,327,522	—	2,327,522
Total Investments	$265,951,348	$2,327,522	$—	$268,278,870

There were no transfers into or out of Level 1, 2 or 3 during the six months ended June 30, 2018.

Small Cap Index Fund Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stocks	$56,345,809	$—	$—	$56,345,809
Corporate Notes	—	499,845	—	499,845
Total Investments	$56,345,809	$499,845	$—	$56,845,654

There were no transfers into or out of Level 1, 2 or 3 during the six months ended June 30, 2018.

Conservative Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$22,691,794	$—	$—	$22,691,794
Total Investments	$22,691,794	$—	$—	$22,691,794

There were no transfers into or out of Level 1, 2 or 3 during the six months ended June 30, 2018.

Balanced Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$74,615,831	$—	$—	$74,615,831
Total Investments	$74,615,831	$—	$—	$74,615,831

There were no transfers into or out of Level 1, 2 or 3 during the six months ended June 30, 2018.

Growth Portfolio Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Investments at Value
Mutual Funds	$65,395,385	$—	$—	$65,395,385
Total Investments	$65,395,385	$—	$—	$65,395,385

There were no transfers into or out of Level 1, 2 or 3 during the six months ended June 30, 2018.

Investment Transactions and Related Income:

Changes in holdings of portfolio investments are reflected in the calculation of each Fund’s and Portfolio’s net asset value no later than the first business day following trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses realized on sales of investments are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Notes to Financial Statements (unaudited), continued	June 30, 2018

Allocations:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund or Portfolio are allocated proportionally among all Funds and Portfolios daily in relation to the net assets of each Fund or Portfolio or another reasonable measure.

The Portfolios invest in other Praxis equity and fixed income funds (the “Underlying Funds”) and, as a result, the Portfolios indirectly pay a portion of the operating expenses, including management fees, of the Underlying Funds. These expenses are deducted from the Underlying Funds before their share prices are calculated and are reflected as Acquired Fund Fees and Expenses (“AFFE”) in the Portfolios’ prospectus fee tables. Actual indirect expenses vary depending on how a Portfolio’s assets are allocated among the Underlying Funds.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The fair value of investment securities and other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

The Funds and Portfolios do not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Dividends and Distributions:

Dividends from net investment income, if any, are declared and paid monthly for the Impact Bond Fund and for each of the Portfolios. Dividends from net investment income, if any, are declared and paid annually for the International Index Fund, the Value Index Fund, the Growth Index Fund and the Small Cap Index Fund. To the extent the Portfolios invest in the Impact Bond Fund and receive dividends, they will be paid monthly. Distributions of net realized capital gains from the Underlying Funds are recorded on the ex-dividend date or when the Portfolios are first notified of the dividend. Distributable net realized capital gains of the Funds, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Uninvested Cash:

The Funds may maintain cash at their custodian which, at times, may exceed United States federally insured limits.

Notes to Financial Statements (unaudited), continued	June 30, 2018

Federal Income Taxes:

It is each Fund’s and Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions available to investment companies, as defined in applicable sections of Subchapter M of the Internal Revenue Code, and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld.

Redemption Fees:

The Funds and Portfolios will charge a redemption fee of two percent of the total redemption amount if a shareholder sells or exchanges shares after holding them for less than 30 days subject to certain exceptions and limitations described in the Prospectus. Amounts charged are included in Paid-in Capital Share Transactions as disclosed in Note 6 to the Financial Statements.

3. Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term debt securities having maturities one year or less and U.S. Government Securities) for the six months ended June 30, 2018 were as follows:

	Purchases	Sales
Impact Bond Fund	$100,728,907	$56,791,208
International Index Fund	42,115,370	33,206,414
Value Index Fund	10,414,869	3,382,843
Growth Index Fund	5,060,997	10,677,415
Small Cap Index Fund	7,030,580	7,982,127
Conservative Portfolio	1,751,299	1,600,556
Balanced Portfolio	4,444,327	3,156,618
Growth Portfolio	3,853,114	4,232,833

4. Investment Transactions with Affiliates:

The Portfolios invest in the underlying Praxis Mutual Funds which are also advised by the Adviser. Therefore, the Underlying Funds are deemed affiliates, and the related activities in those investments were as follows:

	For the six months ended June 30, 2018
Affiliate	Fair Value at December 31, 2017	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2018	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2018
Praxis Genesis Conservative Portfolio
Growth Index - Class I	$2,103,774	$131,712	$(293,540)	$49,019	$100,061	$2,091,026	$—	$—	84,078
Impact Bond - Class I	15,984,801	1,326,130	(962,905)	(22,792)	(423,538)	15,901,696	209,018	—	1,580,685
International Index - Class I	2,098,591	125,798	(103,168)	(553)	(76,077)	2,044,591	—	—	180,618
Small Cap Index - Class I	573,486	32,928	(103,385)	(16,742)	72,621	558,908	—	—	54,369
Value Index - Class I	2,124,902	134,731	(137,558)	(3,601)	(22,901)	2,095,573	—	—	154,427
Total	$22,885,554	$1,751,299	$(1,600,556)	$5,331	$(349,834)	$22,691,794	$209,018	$—	2,054,177

	For the six months ended June 30, 2018
Affiliate	Fair Value at December 31, 2017	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2018	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2018
Praxis Genesis Balanced Portfolio
Growth Index - Class I	$11,615,446	$453,676	$(983,138)	$80,601	$753,734	$11,920,319	$—	$—	479,305
Impact Bond - Class I	29,161,390	2,269,241	(677,659)	(21,193)	(804,821)	29,926,958	387,498	—	2,974,847
International Index - Class I	13,389,138	819,154	(254,122)	(1,643)	(486,578)	13,465,949	—	—	1,189,571
Small Cap Index - Class I	7,318,149	259,243	(945,222)	(100,473)	829,963	7,361,660	—	—	716,115
Value Index - Class I	11,736,630	643,013	(296,477)	(6,816)	(135,405)	11,940,945	—	—	879,952
Total	$73,220,753	$4,444,327	$(3,156,618)	$(49,524)	$156,893	$74,615,831	$387,498	$—	6,239,790

Notes to Financial Statements (unaudited), continued	June 30, 2018

	For the six months ended June 30, 2018
Affiliate	Fair Value at December 31, 2017	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Fair Value at June 30, 2018	Dividend Income	Long-Term Capital Gain Distributions	Shares at June 30, 2018
Praxis Genesis Growth Portfolio
Growth Index - Class I	$13,182,219	$493,398	$(1,206,727)	$149,110	$785,706	$13,403,706	$—	$—	538,951
Impact Bond - Class I	12,919,979	1,117,569	(548,785)	(13,272)	(348,280)	13,127,211	168,409	—	1,304,892
International Index - Class I	15,820,372	1,038,160	(548,786)	5,102	(564,157)	15,750,691	—	—	1,391,404
Small Cap Index - Class I	9,723,894	328,932	(1,311,151)	(229,367)	1,176,502	9,688,810	—	—	942,491
Value Index - Class I	13,320,676	875,055	(617,384)	(9,506)	(143,874)	13,424,967	—	—	989,312
Total	$64,967,140	$3,853,114	$(4,232,833)	$(97,933)	$905,897	$65,395,385	$168,409	$—	5,167,050

5. Related Party Transactions:

Everence Capital Management, Inc. (the “Adviser”) provides investment advisory services to the Funds and Portfolios. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds and Portfolios as follows:

Impact Bond Fund	0.40%
International Index Fund	0.55%*
Value Index Fund	0.30%
Growth Index Fund	0.30%
Small Cap Index Fund	0.30%
Conservative Portfolio	0.05%
Balanced Portfolio	0.05%
Growth Portfolio	0.05%

*

The International Index Fund’s Investment Advisory Fee is subject to a fee breakpoint schedule as follows: 0.55% on average net assets up to and including $100 million and 0.45% over $100 million up to and including $500 million, and 0.38% over $500 million

The Adviser has retained Aperio Group LLC (the “Sub-Adviser”) to perform the daily investment of the assets of the International Index Fund under the terms of a Sub-Advisory Agreement. The Adviser (not the Funds) pays the Sub-Adviser a fee for these services.

The Adviser has entered into an expense limitation agreement effective until April 30, 2019. Pursuant to this agreement, the Adviser has agreed to reduce its fees (but not below zero) and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE), brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) of certain Funds and the Portfolios. Those Funds and Portfolios have agreed to repay the Adviser for the amount of fee reduction and/or expense reimbursements by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed the contractual expense limit in place at the time of the fee reduction and/or reimbursement and at the time of repayment, and the repayment is made within three years after the year in which the Adviser reduced and/or reimbursed the expense.

The contractual expense limits in place as of June 30, 2018 were:

Small Cap Index Fund (Class A)	1.10%
Conservative Portfolio (Class A)	0.60%
Balanced Portfolio (Class A)	0.60%
Growth Portfolio (Class A)	0.60%

For the six months ended June 30, 2018, the Adviser contractually reduced investment advisory fees and/or reimbursed other operating expenses of the Funds and Portfolios as follows:

Impact Bond Fund (Class A)	$6,170
Small Cap Index Fund (Class A)	12,250
Conservative Portfolio	2,250

Notes to Financial Statements (unaudited), continued	June 30, 2018

As of June 30, 2018, the Funds and Portfolios had the following amounts (and year of expiration) subject to repayment to the Adviser:

	Year Waived	Year Repayment Expires	Balance
Impact Bond Fund	2015	2018	$27,152
	2016	2019	48,214
	2017	2020	43,249
	2018	2021	6,170
			$124,785
Small Cap Index Fund	2015	2018	$6,589
	2016	2019	6,061
	2017	2020	27,926
	2018	2021	12,250
			$52,826
Conservative Portfolio	2015	2018	$4,872
	2017	2020	6,410
	2018	2021	2,250
			$13,532

U.S. Bancorp Fund Services LLC provides transfer agent, shareholder servicing and dividend disbursing services on behalf of the Trust. For these services, U.S. Bancorp Fund Services LLC receives an annual fee, paid monthly, from each Fund and Portfolio.

Foreside Financial Services, LLC (“Distributor” and “Underwriter”) serves as the Funds’ and Portfolios’ principal Distributor and Underwriter and, as such, acts as exclusive agent for distribution of the Funds’ and Portfolios’ shares. Under the terms of the Underwriting Agreements between the Trust and the Underwriter, the Underwriter earned amounts from underwriting and broker commissions on the sale of shares during the six months ended June 30, 2018 as follows:

Impact Bond Fund	$2,414
International Index Fund	773
Value Index Fund	1,383
Growth Index Fund	3,972
Small Cap Index Fund	212
Conservative Portfolio	2,905
Balanced Portfolio	13,376
Growth Portfolio	15,237

The Trust has adopted a Plan of Distribution (“Rule 12b-1 Plan”) under which each Fund and Portfolio may directly incur or reimburse the Adviser or the Underwriter for expenses related to the distribution and promotion of shares. The Rule 12b-1 Plan permits Class A Shares of the Funds and Portfolios to pay a 12b-1 fee of up to 0.50% of the average daily net assets attributable to Class A Shares of the applicable Fund and Portfolio, although the Board has currently authorized the Funds and Portfolios to charge no more than 0.25%. The Distributor may use the 12b-1 fee for shareholder servicing or distribution.

The Trust has entered into a Management and Administration Agreement with Foreside Management Services, LLC (“Foreside”) to serve as business manager and administrator for the Trust on behalf of the Funds. Pursuant to the terms of the Agreement, Foreside, as business manager and administrator for the Trust, performs and coordinates all management and administration services for the Trust either directly or through working with the Trust’s service providers. Services provided under the Agreement by Foreside include, but are not limited to, coordinating and monitoring activities of the third party service providers to the Funds; serving as officers of the Trust, including but not limited to Assistant Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and others as are deemed necessary and appropriate; performing compliance services for the Trust, including maintaining the Trust compliance program as required under the 1940 Act; managing the process of filing amendments to the Trust’s registration statement and other reports to shareholders; coordinating the Board meeting preparation process; reviewing financial filings and filing with the SEC; and maintaining books and records in accordance with applicable laws and regulations. For these services, Foreside receives a monthly fee from each Fund and Portfolio. These fees are included in Administration Fees on the Statements of Operations.

Notes to Financial Statements (unaudited), continued	June 30, 2018

6. Capital Share Transactions:

Transactions in shares of the Funds and Portfolios are summarized below:

	Praxis Impact Bond Fund		Praxis International Index Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$22,541,986	$35,386,654	$2,470,664	$8,797,660
Dividends reinvested	737,032	1,721,957	—	314,802
Cost of shares redeemed	(47,722,285)	(29,981,300)	(13,584,340)	(6,544,018)
Redemption fees	1,448	3,158	55	1,919
Class A Share Transactions	$(24,441,819)	$7,130,469	$(11,113,621)	$2,570,363
Class I Shares:
Proceeds from shares issued	$89,148,367	$98,108,203	$32,995,082	$67,687,576
Dividends reinvested	3,176,965	5,328,571	—	2,222,131
Cost of shares redeemed	(30,881,105)	(55,889,095)	(17,250,001)	(31,870,727)
Redemption fees	1,114	263	1,304	9
Class I Share Transactions	$61,445,341	$47,547,942	$15,746,385	$38,038,989
Net increase from capital transactions	$37,003,522	$54,678,411	$4,632,764	$40,609,352
Share Transactions:
Class A Shares:
Issued	2,220,591	3,401,672	209,738	836,694
Reinvested	72,486	165,617	—	26,929
Redeemed	(4,725,328)	(2,884,259)	(1,142,034)	(604,092)
Change in Class A Shares:	(2,432,251)	683,030	(932,296)	259,531
Class I Shares:
Issued	8,841,843	9,474,078	2,799,159	6,373,028
Reinvested	314,124	514,796	—	189,057
Redeemed	(3,048,405)	(5,399,852)	(1,455,011)	(2,899,001)
Change in Class I Shares:	6,107,562	4,589,022	1,344,148	3,663,084
Net increase from share transactions	3,675,311	5,272,052	411,852	3,922,615

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Index Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$2,672,107	$3,979,597	$5,971,516	$14,919,975	$284,815	$1,035,911
Dividends reinvested	—	1,479,976	—	2,572,401	—	1,036,464
Cost of shares redeemed	(6,037,426)	(4,100,404)	(19,720,232)	(11,995,921)	(1,443,808)	(1,829,245)
Redemption fees	169	70	789	1,010	90	8
Class A Share Transactions	$(3,365,150)	$1,359,239	$(13,747,927)	$5,497,465	$(1,158,903)	$243,138
Class I Shares:
Proceeds from shares issued	$19,834,257	$30,679,948	$27,489,228	$30,181,072	$4,270,063	$6,039,254
Dividends reinvested	—	9,258,756	—	5,133,885	—	8,949,860
Cost of shares redeemed	(13,062,456)	(25,092,141)	(22,253,866)	(31,934,363)	(4,478,039)	(4,922,317)
Redemption fees	44	140	124	871	—	—
Class I Share Transactions	$6,771,845	$14,846,703	$5,235,486	$3,381,465	$(207,976)	$10,066,797
Net increase (decrease) from capital transactions	$3,406,695	$16,205,942	$(8,512,441)	$8,878,930	$(1,366,879)	$10,309,935

Notes to Financial Statements (unaudited), continued	June 30, 2018

	Praxis Value Index Fund		Praxis Growth Index Fund		Praxis Small Cap Index Fund
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Share Transactions:
Class A Shares:
Issued	194,774	297,531	249,056	691,283	32,254	104,143
Reinvested	—	105,798	—	110,660	—	119,271
Redeemed	(438,210)	(305,213)	(814,684)	(562,010)	(158,629)	(188,255)
Change in Class A Shares:	(243,436)	98,116	(565,628)	239,933	(126,375)	35,159
Class I Shares:
Issued	1,452,526	2,307,544	1,124,627	1,408,131	438,156	576,218
Reinvested	—	662,890	—	218,870	—	941,733
Redeemed	(955,929)	(1,839,118)	(915,448)	(1,453,464)	(450,237)	(461,088)
Change in Class I Shares:	496,597	1,131,316	209,179	173,537	(12,081)	1,056,863
Net increase (decrease) from share transactions	253,161	1,229,432	(356,449)	413,470	(138,456)	1,092,022

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017	Six Months Ended June 30, 2018	Year Ended December 31, 2017
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,713,690	$2,415,331	$4,712,560	$6,665,048	$3,680,371	$6,223,388
Dividends reinvested	139,927	681,292	196,056	2,666,495	—	2,628,416
Cost of shares redeemed	(1,695,818)	(2,885,168)	(3,613,841)	(5,588,509)	(4,033,744)	(4,388,904)
Redemption fees	183	4	236	163	29	546
Class A Share Transactions	$157,982	$211,459	$1,295,011	$3,743,197	$(353,344)	$4,463,446
Net increase (decrease) from capital transactions	$157,982	$211,459	$1,295,011	$3,743,197	$(353,344)	$4,463,446
Share Transactions:
Class A Shares:
Issued	147,191	207,009	343,161	498,400	241,593	427,916
Reinvested	12,041	58,042	14,277	193,610	—	172,136
Redeemed	(145,488)	(248,400)	(262,056)	(418,458)	(263,617)	(300,469)
Change in Class A Shares:	13,744	16,651	95,382	273,552	(22,024)	299,583
Net increase (decrease) from share transactions	13,744	16,651	95,382	273,552	(22,024)	299,583

7. Federal Income Tax Information:

The character of dividends paid to shareholders of the Funds and Portfolios for federal income tax purposes during the periods ended June 30, 2018 and December 31, 2017 was as follows:

	Praxis Impact Bond Fund		Praxis International Index Fund		Praxis Value Index Fund
	2018	2017	2018	2017	2018	2017
From ordinary income	$6,895,211	$12,222,106	$—	$4,702,049	$—	$4,825,740
From long-term capital gains	—	—	—	—	—	7,541,994
Total distributions	$6,895,211	$12,222,106	$—	$4,702,049	$—	$12,367,734

	Praxis Growth Index Fund		Praxis Small Cap Index Fund
	2018	2017	2018	2017
From ordinary income	$—	$1,515,614	$—	$3,903,157
From long-term capital gains	—	6,865,060	—	6,265,554
Total distributions	$—	$8,380,674	$—	$10,168,711

	Praxis Genesis Conservative Portfolio		Praxis Genesis Balanced Portfolio		Praxis Genesis Growth Portfolio
	2018	2017	2018	2017	2018	2017
From ordinary income	$142,060	$428,652	$197,328	$1,603,026	$—	$1,451,194
From long-term capital gains	—	259,873	—	1,078,299	—	1,183,386
Total distributions	$142,060	$688,525	$197,328	$2,681,325	$—	$2,634,580

Notes to Financial Statements (unaudited), continued	June 30, 2018

The following information is computed on a tax basis for each item as of December 31, 2017:

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund
Tax cost of portfolio investments	$500,719,266	$211,634,084	$147,076,897
Gross unrealized appreciation	11,098,650	80,712,965	44,031,574
Gross unrealized depreciation	(3,611,542)	(10,075,844)	(2,687,271)
Net unrealized appreciation (depreciation) on investments	$7,487,108	$70,637,121	$41,344,303
Net unrealized appreciation (depreciation) on foreign currency transactions	—	4,796	—
Undistributed ordinary income	31,414	177,181	3,526,902
Undistributed long-term capital gains	—	—	5,855,216
Post-October capital losses	—	—	—
Accumulated capital and other losses	(317,020)	(16,832,927)	—
Accumulated earnings	$7,201,502	$53,986,171	$50,726,421

	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Tax cost of portfolio investments	$152,990,367	$48,192,219
Gross unrealized appreciation	105,859,631	8,566,324
Gross unrealized depreciation	(1,304,865)	(3,711,912)
Net unrealized appreciation (depreciation) on investments	$104,554,766	$4,854,412
Net unrealized appreciation (depreciation) on foreign currency transactions	1,645	—
Undistributed ordinary income	3,035,343	43,707
Undistributed long-term capital gains	6,398,861	1,337
Post-October capital losses	—	—
Accumulated capital and other losses	—	—
Accumulated earnings	$113,990,615	$4,899,456

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Tax cost of portfolio investments	$20,683,282	$60,104,742	$50,392,472
Gross unrealized appreciation	2,296,637	13,587,321	15,224,125
Gross unrealized depreciation	(94,365)	(471,310)	(649,458)
Net unrealized appreciation (depreciation) on investments	$2,202,272	$13,116,011	$14,574,667
Undistributed ordinary income	14,323	20,325	32,460
Undistributed long-term capital gains	302,867	1,925,186	2,148,265
Post-October capital losses	—	—	—
Accumulated capital and other losses	—	—	—
Accumulated earnings	$2,519,462	$15,061,522	$16,755,392

Post October capital losses listed above incurred after October 31, 2017 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral on wash sales loss and nontaxable distributions, as well as investments in Passive Foreign Investment Companies.

For the latest tax year ended December 31, 2017, the following Funds have capital loss carry forwards (“CLCFs”) as summarized below.

CLCFs not subject to expiration:

	Praxis Impact Bond Fund	Praxis International Index Fund
No expiration - short-term	$317,020	$6,607,404
No expiration - long-term	—	10,225,523
	$317,020	$16,832,927

As of the latest tax year ended December 31, 2017, the Impact Bond Fund utilized $521,705 of CLCFs.

Notes to Financial Statements (unaudited), continued	June 30, 2018

The federal tax cost, unrealized appreciation (depreciation) as of June 30, 2018 is as follows:

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund
Tax cost of portfolio investments and foreign currencies	$543,585,415	$218,599,127	$154,417,165
Gross unrealized appreciation	4,722,894	68,105,978	42,662,286
Gross unrealized depreciation	(11,195,757)	(10,688,063)	(6,265,215)
Net unrealized appreciation (depreciation)	(6,472,863)	57,417,915	36,397,071

	Praxis Growth Index Fund	Praxis Small Cap Index Fund
Tax cost of portfolio investments	$148,050,790	$48,956,632
Gross unrealized appreciation	123,034,542	11,345,574
Gross unrealized depreciation	(2,806,462)	(3,456,552)
Net unrealized appreciation	120,228,080	7,889,022

	Praxis Genesis Conservative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio
Tax cost of portfolio investments	$20,871,167	$61,316,576	$49,989,769
Gross unrealized appreciation	2,248,372	14,177,804	15,809,191
Gross unrealized depreciation	(427,745)	(878,549)	(403,575)
Net unrealized appreciation	1,820,627	13,299,255	15,405,616

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral on wash sale losses and nontaxable distributions, as well as investments in Passive Foreign Investment Companies.

For the six months ended June 30, 2018, the International Index Fund and the Growth Index Fund reclassified $30,862 and $1,472, respectively, of net realized gains on foreign currency transactions against accumulated net investment income on the Statements of Assets and Liabilities. These reclassifications are the result of permanent differences between the financial statement and income tax reporting requirements. They have no effect on each Fund’s total net assets or net asset value per share.

The Funds and Portfolios have analyzed their tax positions taken on Federal income tax returns for the current and all open tax years (tax years ended December 31, 2014 through 2017) and have concluded that no provisions for income tax is required in their financial statements. The Funds and Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.

8. Commitments and Contingencies

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide general indemnification. Each Fund’s and Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund or Portfolio. However, based on experience, the Trust expects the risk of loss to be remote.

9. Subsequent Events

The Funds and Portfolios evaluated subsequent events from June 30, 2018 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Additional Fund Information (unaudited)	June 30, 2018

Praxis Impact Bond Fund

Security Allocation	Percentage of Net Assets
Asset Backed Securities	2.1%
Commercial Mortgage Backed Securities	0.5%
Corporate Bonds	37.8%
Corporate Notes	1.0%
Federal Home Loan Bank	3.5%
Federal Home Loan Mortgage Corporation	13.4%
Federal National Mortgage Association	24.9%
Foreign Governments	9.6%
Government National Mortgage Association	0.1%
Investment Companies	0.6%
Municipal Bonds	2.0%
Overseas Private Investment Corporation	0.5%
Small Business Administration	0.1%
United States Agency of International Development	2.0%
United States Deparment of Housing and Urban Development	0.2%
Total	98.3%

Praxis International Index Fund

Security Allocation	Percentage of Net Assets
Australia	4.3%
Austria	0.3%
Belgium	0.3%
Bermuda	0.7%
Brazil	1.4%
Canada	6.6%
Cayman Islands	6.1%
Chile	0.6%
China	2.3%
Columbia	0.5%
Denmark	1.0%
Finland	0.6%
France	6.5%
Germany	5.8%
Hong Kong	1.9%
Hungary**	0.0%
India	2.2%
Indonesia	0.5%
Ireland	0.4%
Israel	0.3%
Italy	1.0%
Japan	16.6%
Jersey	1.3%
Luxembourg	0.5%
Mexico	1.0%
Netherlands	4.1%
Norway	1.4%
Papua New Guinea	0.1%
Portugal	0.1%
Russia	0.3%
Singapore	1.3%
South Africa	2.2%
South Korea	3.1%
Spain	2.0%
Sweden	1.9%
Switzerland	5.4%
Taiwan	2.9%
Turkey**	0.0%
United Kingdom	10.2%
United States	0.7%
Corporate Notes	0.9%
Total	99.3%

**	Amount rounds to less than 0.1%

Praxis International Index Fund

Security Allocation	Percentage of Net Assets
Air Freight & Logistics	0.3%
Airlines	0.3%
Auto Components	1.1%
Automobiles	3.2%
Banks	14.3%
Beverages	0.4%
Biotechnology	0.8%
Building Products	0.3%
Capital Markets	1.2%
Chemicals	3.3%
Commercial Banks	0.2%
Commercial Services & Supplies	0.2%
Communications Equipment	0.3%
Community Development**	0.9%
Construction & Engineering	0.9%
Construction Materials	0.6%
Containers and Packaging	0.1%
Diversified Consumer Services	0.5%
Diversified Financial Services	0.8%
Diversified Telecommunications Services	3.2%
Electric Utilities	0.9%
Electrical Equipment	1.5%
Electronic Equipment, Instruments, & Components	1.8%
Energy Equipment & Services	0.2%
Food & Staples Retailing	1.8%
Food Products	3.1%
Gas Utilities	0.2%
Health Care Equipment & Supplies	1.5%
Health Care Providers & Services	0.5%
Hotels, Restaurants and Leisure	1.2%
Household Durables	1.1%
Household Products	0.6%
Independent Power Producers & Energy Traders**	0.0%
Industrial Conglomerates	0.9%
Insurance	5.1%
Internet & Direct Marketing Retail	0.7%
Internet Software & Services	4.1%
IT Services	1.2%
Leisure Products	0.1%
Life Sciences Tools & Services	0.2%
Machinery	2.1%
Marine**	0.0%
Media	2.8%
Metals & Mining	3.2%
Mortgage Real Estate Investment Trusts	0.2%
Multi-Line Retail	0.2%
Multi-Utilities	1.2%
Oil, Gas, & Consumable Fuels	5.6%
Paper & Forest Products	0.4%
Personal Products	2.1%
Pharmaceuticals	5.4%
Professional Services	0.7%
Real Estate Investment Trusts (REITs)	0.1%
Real Estate Management and Development	1.9%
Retail	0.3%
Road and Rail	1.4%
Semiconductors & Semiconductor Equipment	3.1%
Software	1.7%
Specialty Retail	0.5%
Technology Hardware, Storage, & Peripherals	0.9%
Textiles, Apparel, & Luxury Goods	1.1%
Trading Companies & Distributors	1.7%
Transportation Infrastructure	0.5%

Additional Fund Information (unaudited), continued	June 30, 2018

Praxis International Index Fund

Security Allocation (continued)	Percentage of Net Assets
Water Utilities	0.4%
Wireless Telecommunication Services	2.2%
Other Assets in Excess of Liabilities	0.7%
Total	100.0%

**	Amount rounds to less than 0.1%

Praxis Value Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.7%
Corporate Notes	0.9%
Total	99.6%

Praxis Growth Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.8%
Corporate Notes	0.9%
Total	99.7%

Praxis Small Cap Index Fund

Security Allocation	Percentage of Net Assets
Common Stocks	98.3%
Corporate Notes	0.9%
Total	99.2%

Praxis Genesis Conservative Portfolio

Security Allocation	Percentage of Net Assets
Mutual Funds	100.0%

Praxis Genesis Balanced Portfolio

Security Allocation	Percentage of Net Assets
Mutual Funds	100.0%

Praxis Genesis Growth Portfolio

Security Allocation	Percentage of Net Assets
Mutual Funds	100.0%

Additional Fund Information (unaudited), continued	June 30, 2018

Proxy Voting:

The Adviser and Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds and Portfolios. A description of the policies and procedures that the Adviser and Sub-Advisers use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available (i) without charge, upon request, by calling (800) 977-2947; and (ii) on the Securities and Exchange Commission’s (“Commission’s”) Web site at http://www.sec.gov.

Quarterly Portfolio Disclosure:

The Trust files a complete listing of the Schedules of Portfolio Investments for each Fund and Portfolio as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s Web site, (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling (800) 977-2947. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Statement of Additional Information contains more information about the Funds and Portfolios and can be obtained free of charge by calling (800) 977-2947.

Additional Fund Information (unaudited), continued	June 30, 2018

Expense Comparison:

As a shareholder of the Praxis Mutual Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads); redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution and service 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Praxis Mutual Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

The Actual Expense example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses paid during the period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense example below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Account Value at Beginning of Period ($)		Account Value at End of Period ($)		Expenses Paid During Period ($)*		Expense Ratio During Period (%)**
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Praxis Impact Bond Fund
Class A	1,000.00	1,000.00	983.80	1,020.03	4.72	4.81	0.96%
Class I	1,000.00	1,000.00	985.00	1,022.22	2.56	2.60	0.52%
Praxis International Index Fund
Class A	1,000.00	1,000.00	959.80	1,018.45	6.22	6.41	1.28%
Class I	1,000.00	1,000.00	963.40	1,021.62	3.12	3.21	0.64%
Praxis Value Index Fund
Class A	1,000.00	1,000.00	985.50	1,020.33	4.43	4.51	0.90%
Class I	1,000.00	1,000.00	987.60	1,022.71	2.07	2.11	0.42%
Praxis Growth Index Fund
Class A	1,000.00	1,000.00	1,069.00	1,020.78	4.16	4.06	0.81%
Class I	1,000.00	1,000.00	1,071.50	1,022.71	2.16	2.11	0.42%
Praxis Small Cap Index Fund
Class A	1,000.00	1,000.00	1,092.70	1,019.19	5.86	5.66	1.13%
Class I	1,000.00	1,000.00	1,098.30	1,022.46	2.45	2.36	0.47%
Praxis Genesis Conservative Portfolio
Class A	1,000.00	1,000.00	990.90	1,021.82	2.96	3.01	0.60%
Praxis Genesis Balanced Portfolio
Class A	1,000.00	1,000.00	1,002.90	1,022.22	2.58	2.61	0.52%
Praxis Genesis Growth Portfolio
Class A	1,000.00	1,000.00	1,011.90	1,021.97	2.84	2.86	0.57%

*	Expenses are equal to average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

For more information about the Praxis Mutual Funds, the following documents are available free upon request:

Proxy Voting:

The Adviser and Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds and Portfolios. A description of the policies and procedures that the Adviser and Sub-Advisers use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available (i) without charge, upon request, by calling (800) 977-2947; and (ii) on the Securities and Exchange Commission’s (“Commission’s”) Web site at http://www.sec.gov.

Quarterly Portfolio Disclosure:

The Trust files a complete listing of the Schedules of Portfolio Investments for each Fund and Portfolio as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s Web site, (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling (800) 977-2947. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Statement of Additional Information contains more information about the Funds and Portfolios and can be obtained free of charge by calling (800) 977-2947.

Annual/Semi-Annual Reports:

The Praxis Mutual Funds’ annual and semi-annual reports to shareholders contain additional information on each Fund’s or Portfolio’s investments. In the annual report you find a discussion of the market conditions and investment strategies that significantly affected the Fund’s or Portfolio’s performance during the year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Praxis Mutual Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds or Portfolios, by contacting the broker that sells the Praxis Mutual Funds, or by contacting the Praxis Mutual Funds at:

Praxis Mutual Funds
c/o U.S. Bancorp Fund Services LLC
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 1-800-977-2947
Internet: http://www.praxismutualfunds.com(1)

You can review and get copies of the Praxis Mutual Fund’s reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text only copies:

●

For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-1520 or calling (202) 551-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

●	Free from the Commission’s Web site at http://www.sec.gov.

(1)	The Funds’ site is not a part of this prospectus.

Investment Company Act file no. 811-08056

Item 2. Code of Ethics.

Not applicable for semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reporting period.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included in the Annual Report to Shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affected, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for semi-annual reporting period.

(a)(2)	Certifications required by Item 12(a) of Form N-CSR are filed herewith.
(a)(3)	Not applicable.
(b)	Certification required by Item 12(b) of Form N-CSR is furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Praxis Mutual Funds

By (Signature and Title)		/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	September 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Chad Horning
Chad Horning, President

Date:	September 5, 2018

By (Signature and Title)		/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	September 5, 2018